UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21108

Pioneer Series Trust X
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Dynamic
Credit Fund

NQ | December 31, 2018

Ticker Symbols: Class A RCRAX Class C RCRCX Class Y RCRYX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 97.0%
	ASSET BACKED SECURITIES - 12.8% of Net Assets
1,000,000	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	$998,145
1,200,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	1,241,651
1,667,000	Axis Equipment Finance Receivables VI LLC, Series 2018-2A, Class F, 7.39%, 6/22/26 (144A)	1,695,250
500,000	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	505,975
1,500,000	Elm Trust, Series 2018-2A, Class B, 5.584%, 10/20/27 (144A)	1,504,914
800,000	Engs Commercial Finance Trust, Series 2016-1A, Class D, 5.22%, 1/22/24 (144A)	781,705
2,282,000	Engs Commercial Finance Trust, Series 2018-1A, Class E, 6.1%, 8/22/25 (144A)	2,324,379
1,800,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	1,749,445
1,500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.5%, 10/15/24 (144A)	1,527,426
500,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class F, 6.48%, 6/15/26 (144A)	508,040
135,289(a)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	35,732
500,000	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	507,606
200,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)	201,713
978,904(b)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.506% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	978,901
650,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class C, 4.286% (3 Month USD LIBOR + 185 bps), 4/15/26 (144A)	612,104
650,000(b)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class D, 6.386% (3 Month USD LIBOR + 395 bps), 4/15/26 (144A)	588,076
1,675,000	Progress Residential Trust, Series 2018-SFR1, Class E, 4.38%, 3/17/35 (144A)	1,656,434
2,500,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	2,487,091
2,510,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	2,536,285
500,000	Rosy, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	500,000
1,142,599	Solarcity Lmc Series VI LLC, Series 2016-A, Class A, 4.8%, 9/20/48 (144A)	1,165,820
750,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	757,406
2,750,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class E, 4.9%, 12/15/23 (144A)	2,777,598
	TOTAL ASSET BACKED SECURITIES
	(Cost $27,692,772)	$27,641,696
	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.2% of Net Assets
19,438(a)	Bear Stearns ALT-A Trust, Series 2003-3, Class 1A, 3.919%, 10/25/33	$20,149
68,607(a)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	68,218
235,000(b)	Bellemeade Re, Ltd., Series 2018-2A, Class B1, 5.156% (1 Month USD LIBOR + 265 bps), 8/25/28 (144A)	235,824
499,255(b)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.755% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	493,639
1,000,000	Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.531%, 10/15/34 (144A)	1,006,357
2,010,234(a)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	1,734,659
489,731(a)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class B, 5.82%, 5/15/46	496,512
1,000,000(b)	Cold Storage Trust, Series 2017-ICE3, Class B, 3.705% (1 Month USD LIBOR + 125 bps), 4/15/36 (144A)	980,310
750,000(b)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.805% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	732,083
500,000(a)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.581%, 11/15/48	453,392
115,593(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B2, 5.5%, 6/25/33	1
1,250,000(a)	Deephaven Residential Mortgage Trust, Series 2018-3A, Class B1, 5.007%, 8/25/58 (144A)	1,245,272
890,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2B1, 8.006% (1 Month USD LIBOR + 550 bps), 9/25/29	997,287
1,500,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 4.706% (1 Month USD LIBOR + 220 bps), 1/25/30	1,502,911
2,750,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 5.056% (1 Month USD LIBOR + 255 bps), 12/25/30	2,714,323
2,710,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1B1, 6.756% (1 Month USD LIBOR + 425 bps), 1/25/31	2,592,668
1,000,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1B1, 6.256% (1 Month USD LIBOR + 375 bps), 3/25/31	924,254
1,130,000(b)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 4.506% (1 Month USD LIBOR + 200 bps), 3/25/31	1,085,620
2,510,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2, 13.506% (1 Month USD LIBOR + 1,100 bps), 10/25/48 (144A)	2,565,658
550,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.806% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	530,512
196,083	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	48,351
84,162	Global Mortgage Securitization, Ltd., Series 2004-A, Class B3, 5.25%, 11/25/32 (144A)	1
266,366	Global Mortgage Securitization, Ltd., Series 2005-A, Class B2, 5.25%, 4/25/32 (144A)	223,752
59,721	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	588
570,000(a)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	389,475
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class B, 3.655% (1 Month USD LIBOR + 120 bps), 11/15/35 (144A)	497,527
500,000(b)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.755% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	500,151
750,000(b)	IMT Trust, Series 2017-APTS, Class DFL, 4.005% (1 Month USD LIBOR + 155 bps), 6/15/34 (144A)	748,149

	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	800,000(a)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.891%, 1/15/47 (144A)	$779,320
	300,000(a)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.093%, 12/15/49 (144A)	243,996
	415,630(b)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.25% (Panamanian Mortgage Reference Rate - 125 bps), 12/23/36 (144A)	413,552
	1,000,000(a)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.703%, 8/15/47 (144A)	909,466
	300,000(a)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	242,841
	260,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	218,387
	1,489,933(b)	SLIDE, Series 2018-FUN, Class B, 3.705% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	1,479,647
	1,525,000(b)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 5.055% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	1,513,775
	444,909(b)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.733% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	440,435
	1,000,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	995,279
	900,000	Tricon American Homes Trust, Series 2017-SFR2, Class F, 5.104%, 1/17/36 (144A)	904,913
	750,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	610,963
	1,000,000(b)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.655% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	979,481
	200,000(a)	WFRBS Commercial Mortgage Trust, Series 2013-C12, Class D, 4.419%, 3/15/48 (144A)	183,252
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $33,448,296)	$32,702,950
		CORPORATE BONDS - 40.3% of Net Assets
		Banks - 7.6%
	1,500,000(a)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$1,442,880
	2,250,000	BPCE SA, 4.875%, 4/1/26 (144A)	2,216,515
EUR	1,200,000(a)(c)	Cooperatieve Rabobank UA, 6.625% (5 Year EUR Swap Rate + 670 bps)	1,492,276
	1,955,000(a)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	1,930,563
	1,600,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,368,000
	1,360,000(a)(c)	Lloyds Banking Group Plc, 7.5% (5 Year USD Swap Rate + 450 bps)	1,312,672
	1,700,000(a)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	1,759,500
	1,450,000(a)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	1,411,938
	1,400,000(a)(c)	Swedbank AB, 6.0% (5 Year USD Swap Rate + 411 bps)	1,333,500
	2,000,000	UBS AG, 7.625%, 8/17/22	2,130,000
		Total Banks	$16,397,844
		Beverages - 0.4%
	987,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	$970,612
		Total Beverages	$970,612
		Building Materials - 0.6%
	1,520,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	$1,426,900
		Total Building Materials	$1,426,900
		Chemicals - 0.7%
	1,600,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$1,444,000
		Total Chemicals	$1,444,000
		Commercial Services - 1.4%
	1,579,000	Brink's Co., 4.625%, 10/15/27 (144A)	$1,436,890
	1,600,000	United Rentals North America, Inc., 4.625%, 10/15/25	1,428,000
		Total Commercial Services	$2,864,890
		Computers - 1.1%
	2,375,000	Dell International LLC/EMC Corp., 4.42%, 6/15/21 (144A)	$2,371,082
		Total Computers	$2,371,082
		Diversified Financial Services - 2.7%
	1,550,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$1,542,250
	695,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	715,461
	1,000,000^(d)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	1,262,203
	890,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	867,750
	1,425,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	1,396,500
		Total Diversified Financial Services	$5,784,164
		Electric - 0.6%
	1,443,000	Clearway Energy Operating LLC, 5.75%, 10/15/25 (144A)	$1,378,065
	18,000	Talen Energy Supply LLC, 4.6%, 12/15/21	16,200
		Total Electric	$1,394,265
		Entertainment - 0.1%
	220,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$211,200
		Total Entertainment	$211,200
		Environmental Control - 0.5%
	1,200,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$1,143,000
		Total Environmental Control	$1,143,000
		Healthcare-Services - 3.1%
	1,500,000	Centene Corp., 4.75%, 1/15/25	$1,432,500
	1,200,000	HCA, Inc., 5.875%, 5/1/23	1,215,000
	1,700,000	Molina Healthcare, Inc., 5.375%, 11/15/22	1,640,500
	1,225,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	1,237,250
	1,190,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	1,145,375
		Total Healthcare-Services	$6,670,625

Principal
Amount
USD ($)		Value
	Home Builders - 1.7%
2,190,000	KB Home, 7.0%, 12/15/21	$2,228,325
1,500,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,447,500
	Total Home Builders	$3,675,825
	Insurance - 0.1%
100,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$134,970
	Total Insurance	$134,970
	Iron & Steel - 1.0%
2,010,000	ArcelorMittal, 5.5%, 3/1/21	$2,067,262
	Total Iron & Steel	$2,067,262
	Media - 2.4%
1,500,000	Sirius XM Radio, Inc., 4.625%, 5/15/23 (144A)	$1,436,250
2,466,000	Time Warner Cable LLC, 4.125%, 2/15/21	2,476,101
1,400,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	1,386,000
	Total Media	$5,298,351
	Oil & Gas - 4.1%
1,528,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	$1,417,220
1,300,000	Oasis Petroleum, Inc., 6.25%, 5/1/26 (144A)	1,092,000
1,350,000	Parsley Energy LLC/Parsley Finance Corp., 5.375%, 1/15/25 (144A)	1,242,000
1,300,000	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25	1,222,000
1,500,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,282,500
2,525,000	Sunoco LP/Sunoco Finance Corp., 4.875%, 1/15/23	2,461,875
	Total Oil & Gas	$8,717,595
	Packaging & Containers - 0.8%
1,835,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 4.625%, 5/15/23 (144A)	$1,752,425
	Total Packaging & Containers	$1,752,425
	Pharmaceuticals - 1.0%
900,000	Bausch Health Cos., Inc., 6.5%, 3/15/22 (144A)	$904,500
1,250,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	1,262,500
	Total Pharmaceuticals	$2,167,000
	Pipelines - 6.7%
771,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$724,740
1,390,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	1,383,050
1,515,000	DCP Midstream Operating LP, 3.875%, 3/15/23	1,420,313
1,400,000	Enable Midstream Partners LP, 4.95%, 5/15/28	1,325,268
1,440,000	Energy Transfer LP, 5.5%, 6/1/27	1,404,000
2,940,000	EnLink Midstream Partners LP, 4.15%, 6/1/25	2,650,519
2,850,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	2,443,875
1,450,000	ONEOK, Inc., 6.875%, 9/30/28	1,704,601
1,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.875%, 4/15/26 (144A)	1,434,437
	Total Pipelines	$14,490,803
	Software - 0.7%
1,500,000	IQVIA, Inc., 5.0%, 10/15/26 (144A)	$1,432,500
	Total Software	$1,432,500
	Telecommunications - 2.8%
1,355,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	$1,241,519
1,520,000	Level 3 Financing, Inc., 5.375%, 5/1/25	1,425,000
2,750,000	Sprint Capital Corp., 6.875%, 11/15/28	2,598,750
300,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	297,858
400,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	400,018
	Total Telecommunications	$5,963,145
	Trucking & Leasing - 0.2%
400,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$399,000
	Total Trucking & Leasing	$399,000
	TOTAL CORPORATE BONDS
	(Cost $90,246,539)	$86,777,458
	INSURANCE-LINKED SECURITIES - 3.7% of Net Assets
	Catastrophe Linked Bonds - 1.2%
	Earthquakes - California - 0.5%
250,000(b)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$246,575
250,000(b)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	244,500
250,000(b)	Ursa Re, 5.25% (3 Month U.S. Treasury Bill + 525 bps), 12/10/20 (144A)	246,675
250,000(b)	Ursa Re, 6.452% (3 Month U.S. Treasury Bill + 400 bps), 12/10/20 (144A)	245,550
		$983,300
	Multiperil - U.S. - 0.3%
250,000(b)	Kilimanjaro II Re, 12.063% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A)	$247,600
250,000(b)	Residential Reinsurance 2016, 7.652% (3 Month U.S. Treasury Bill + 520 bps), 12/6/20 (144A)	241,725
250,000(b)	Residential Reinsurance 2017, 7.992% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A)	244,250
		$733,575
	Multiperil - Worldwide - 0.4%
400,000(b)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A)	$396,080
250,000(b)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A)	247,425
250,000(b)	Galilei Re, 10.59% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A)	247,350
		$890,855
	Total Catastrophe Linked Bonds	$2,607,730

Principal
Amount
USD ($)		Value
	Collateralized Reinsurance - 0.3%
	Earthquakes - California - 0.1%
250,000+(e)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$250,000
	Multiperil - Worldwide - 0.2%
250,000+(e)	Cypress Re 2017, Variable Rate Notes, 1/10/20	$43,150
250,000+(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	287,125
250,000+(e)	Resilience Re, Variable Rate Notes, 12/31/19	55,500
		$385,775
	Total Collateralized Reinsurance	$635,775
	Reinsurance Sidecars - 2.2%
	Multiperil - U.S. - 0.8%
1,500,000+(e)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	$4,800
500,000+(e)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	13,500
500,000+(e)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	127,100
250,000+(e)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	242,369
1,500,000+(e)	Harambee Re 2018, Variable Rate Notes, 12/31/21	1,352,250
700,000+(e)	Prestwick Re 2015-1, Variable Rate Notes, 7/1/19	11,900
		$1,751,919
	Multiperil - Worldwide - 1.4%
500,000+(e)	Arlington Re 2015, Variable Rate Notes, 2/1/19	$24,300
41,791+(e)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	39,740
250,000+(e)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	263,000
62,500+(e)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	12,888
80,438+(e)	Eden Re II, Variable Rate Notes, 3/22/21	15,943
500,000+(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	529,400
250,000+(e)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	36,275
2,000,000+(e)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	3,600
2,000,000+(e)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	4,800
1,000,000+(e)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	4,900
217,248+(e)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	21,377
250,000+(e)	Thopas Re 2018, Variable Rate Notes, 12/31/21	221,650
1,250,000+(e)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	5,875
1,500,000+(e)	Versutus Re 2017, Variable Rate Notes, 11/30/21	750
1,500,000+(e)	Versutus Re 2018, Variable Rate Notes, 12/31/21	1,481,250
250,000+(e)	Viribus Re 2018, Variable Rate Notes, 12/31/21	232,500
		$2,898,248
	Total Reinsurance Sidecars	$4,650,167
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $8,360,998)	$7,893,672
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 13.9% of Net Assets*(b)
	Aerospace & Defense - 0.3%
740,434	DAE Aviation Holdings, Inc., Initial Term Loan, 6.27% (LIBOR + 375 bps), 7/7/22	$733,399
	Total Aerospace & Defense	$733,399
	Automobile - 1.1%
493,741	Bombardier Recreational Products, Inc., Term B Loan, 4.52% (LIBOR + 200 bps), 5/23/25	$478,722
1,131,355	KAR Auction Services, Inc., Tranche B-4 Term Loan, 5.063% (LIBOR + 225 bps), 3/11/21	1,103,071
760,389	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.188% (LIBOR + 275 bps), 3/7/24	729,023
	Total Automobile	$2,310,816
	Beverage, Food & Tobacco - 0.3%
613,450	Albertson's LLC, 2017-1 Term B-6 Loan, 5.691% (LIBOR + 300 bps), 6/22/23	$586,305
	Total Beverage, Food & Tobacco	$586,305
	Broadcasting & Entertainment - 0.1%
295,500	Numericable US LLC, USD TLB-11 Term Loan, 5.272% (LIBOR + 275 bps), 7/31/25	$271,306
	Total Broadcasting & Entertainment	$271,306
	Buildings & Real Estate - 0.9%
297,750	Beacon Roofing Supply, Inc., Initial Term Loan, 4.682% (LIBOR + 225 bps), 1/2/25	$283,979
887,251	Builders FirstSource, Inc., Refinancing Term Loan, 5.803% (LIBOR + 300 bps), 2/29/24	835,791
982,456	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.522% (LIBOR + 300 bps), 10/24/22	885,029
	Total Buildings & Real Estate	$2,004,799
	Chemicals, Plastics & Rubber - 0.5%
1,001,478	Univar USA, Inc., Term B-3 Loan, 4.772% (LIBOR + 225 bps), 7/1/24	$959,667
	Total Chemicals, Plastics & Rubber	$959,667
	Computers & Electronics - 0.7%
987,500	Applied Systems, Inc., First Lien Closing Date Term Loan, 5.522% (LIBOR + 300 bps), 9/19/24	$948,308
300,000(f)	Energizer Holdings, Inc., Term B Loan, 12/17/25	291,000
207,629	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 7.053% (LIBOR + 425 bps), 6/26/25	202,438
	Total Computers & Electronics	$1,441,746
	Diversified & Conglomerate Manufacturing - 0.5%
430,147	Commercial Barge Line Co., Initial Term Loan, 11.272% (LIBOR + 875 bps), 11/12/20	$314,007
745,869	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.777% (LIBOR + 525 bps), 6/30/22	738,410
	Total Diversified & Conglomerate Manufacturing	$1,052,417

Principal
Amount
USD ($)		Value
	Diversified & Conglomerate Service - 3.2%
987,500	Albany Molecular Research, Inc., First Lien Initial Term Loan, 5.772% (LIBOR + 325 bps), 8/30/24	$938,125
1,969,620	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.272% (LIBOR + 375 bps), 7/28/22	1,869,499
888,750	Booz Allen Hamilton, Inc., New Refinancing Tranche B Term Loan, 4.522% (LIBOR + 200 bps), 6/30/23	874,308
985,000	Constellis Holdings LLC, First Lien Term B Loan, 7.522% (LIBOR + 500 bps), 4/21/24	948,062
502,889	Filtration Group Corp., Initial Dollar Term Loan, 5.522% (LIBOR + 300 bps), 3/29/25	485,916
500,000	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.349% (LIBOR + 200 bps), 3/18/24	487,250
1,252,264	WEX, Inc., Term B-2 Loan, 4.772% (LIBOR + 225 bps), 6/30/23	1,208,435
	Total Diversified & Conglomerate Service	$6,811,595
	Electric & Electrical - 0.2%
419,088	Rackspace Hosting, Inc., First Lien Term B Loan, 5.582% (LIBOR + 300 bps), 11/3/23	$369,636
	Total Electric & Electrical	$369,636
	Electronics - 0.7%
662,843	Avast Holding BV, 2018 Refinancing Dollar Term Loan, 5.303% (LIBOR + 250 bps), 9/29/23	$643,234
491,071	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 7.553% (LIBOR + 475 bps), 3/31/22	484,319
489,744	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.03% (LIBOR + 250 bps), 7/2/21	466,481
	Total Electronics	$1,594,034
	Farming & Agriculture - 0.1%
196,500	Caraustar Industries, Inc., Refinancing Term Loan, 8.303% (LIBOR + 550 bps), 3/14/22	$195,702
	Total Farming & Agriculture	$195,702
	Healthcare & Pharmaceuticals - 1.1%
480,636	Acadia Healthcare Co., Inc., Tranche B-3 Term Loan, 5.022% (LIBOR + 250 bps), 2/11/22	$466,217
987,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 6.022% (LIBOR + 350 bps), 9/26/24	897,802
426,992	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	410,233
550,000	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.13% (LIBOR + 275 bps), 6/1/22	526,625
	Total Healthcare & Pharmaceuticals	$2,300,877
	Healthcare, Education & Childcare - 0.2%
490,019	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	$473,848
19,896	Select Medical Corp., Tranche B Term Loan, 4.962% (LIBOR + 250 bps/PRIME + 150 bps), 3/6/25	19,050
	Total Healthcare, Education & Childcare	$492,898
	Hotel, Gaming & Leisure - 0.2%
494,871	Eldorado Resorts, Inc., Term Loan, 4.5% (LIBOR + 200 bps), 4/17/24	$471,364
	Total Hotel, Gaming & Leisure	$471,364
	Insurance - 0.4%
987,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	$935,162
	Total Insurance	$935,162
	Leisure & Entertainment - 0.6%
493,750	E.W. Scripps Co., Tranche B Term Loan, 4.522% (LIBOR + 200 bps), 10/2/24	$481,406
886,940	Fitness International LLC, Term B Loan, 5.772% (LIBOR + 325 bps), 4/18/25	847,028
	Total Leisure & Entertainment	$1,328,434
	Machinery - 0.2%
444,106	NN, Inc., Tranche B Term Loan, 6.272% (LIBOR + 375 bps), 10/19/22	$433,004
	Total Machinery	$433,004
	Printing & Publishing - 0.9%
1,325,487	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.522% (LIBOR + 400 bps), 5/4/22	$1,204,537
687,389	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.506% (LIBOR + 300 bps), 9/28/23	691,685
	Total Printing & Publishing	$1,896,222
	Retail - 0.6%
477,707	JC Penney Corp., Inc., Term Loan, 6.956% (LIBOR + 425 bps), 6/23/23	$409,693
990,000	Staples, Inc., Closing Date Term Loan, 6.541% (LIBOR + 400 bps), 9/12/24	951,019
	Total Retail	$1,360,712
	Transport - 0.2%
456,251	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.78% (LIBOR + 500 bps), 9/14/20	$449,265
	Total Transport	$449,265
	Utilities – 0.9%
548,895	APLP Holdings, Ltd. Partnership, Term Loan, 5.272% (LIBOR + 275 bps), 4/13/23	$536,891
565,552	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 6.272% (LIBOR + 375 bps), 10/2/23	554,416
981,540	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.522% (LIBOR + 200 bps), 8/4/23	948,683
	Total Utilities	$2,039,990
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $31,542,425)	$30,039,350

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.5% of Net Assets
3,000,000(g)	U.S. Treasury Bills, 1/8/19	$2,998,876
9,795,000(g)	U.S. Treasury Bills, 1/15/19	9,786,958
10,000,000	U.S. Treasury Notes, 2.125%, 12/31/22	9,858,984
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $22,589,384)	$22,644,818

Shares		Value
RIGHT/WARRANT – 0.0%† of Net Assets
Household Products - 0.0%†
15^(h)(i)	LTR Intermediate Holdings, Inc.	$ –
	Total Household Products	$ –
TOTAL RIGHT/WARRANT
	(Cost $–)	$ –

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
60	S&P 500 Index	Citigroup Global Markets, Inc.	USD	438,180	USD	2,250	3/15/2019	$189,000
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $438,180)							$189,000
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
650	S&P 500 Index	Citibank NA	GBP	118,869	GBP	8,000	6/21/2019	$8,236
5,000	S&P 500 Index	Citibank NA	EUR	346,765	EUR	3,650	7/21/2019	13,839
								$22,075
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $465,634)							$22,075
	TOTAL OPTIONS PURCHASED
	(Premiums paid $903,814)							$211,075

Principal
Amount
USD ($)		Value
	TEMPORARY CASH INVESTMENTS - 0.5% of Net Assets
	REPURCHASE AGREEMENTS - 0.5%
195,000	$195,000 RBC Capital Markets LLC, 3.0%, dated 12/31/18 plus accrued interest on 1/2/19 collateralized by $198,933 Federal National Mortgage Association, 3.5%, 1//1/49	$195,000
800,000	$800,000, ScotiaBank, 2.92%, dated 12/31/18 plus accrued interest on 1/2/19 collateralized by $816,133 Federal National Mortgage Association, 3.5%-4.5%, 1/1/48-12/1/48	800,000
		$995,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $995,000)	$995,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.0%
	(Cost $215,779,228)	$208,906,019
	OTHER ASSETS AND LIABILITIES - 3.0%	$6,461,293
	NET ASSETS - 100.0%	$215,367,312

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2018, the value of these securities amounted to $89,665,769, or 41.6% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2018.
(b)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2018.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2018.
(e)	Rate to be determined.
(f)	This term loan will settle after December 31, 2018, at which time the interest rate will be determined.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Non-income producing security.
(i)	LTR Intermediate Holdings, Inc. warrant is exercisable into 15 shares.

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	573,803,052	USD	(5,085,854)	JPMorgan Chase Bank NA	1/31/2019	$161,411
EUR	566,717	USD	(650,038)	State Street Bank & Trust Co.	1/28/2019	600
USD	5,446,348	JPY	(606,055,264)	State Street Bank & Trust Co.	1/31/2019	(95,854)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$66,157

FUTURES CONTRACT

FIXED INCOME INDEX FUTURES CONTRACT
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
345	U.S. 5 Year Note	3/29/2019	$38,936,484	$39,567,187	$630,703
TOTAL FUTURES CONTRACT			$38,936,484	$39,567,187	$630,703

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
5,791,500	Markit CDX North America High Yield Index Series 28	Receive	5.00%	6/20/22	$426,652	$(193,241)	$233,411
5,800,000	Markit CDX North America High Yield Index Series 29	Receive	5.00%	12/20/22	393,104	(191,063)	202,041
10,250,000	Markit CDX North America High Yield Index Series 30	Receive	5.00%	6/20/23	638,985	(311,310)	327,675
EUR 9,126,605	Markit iTraxx Europe Crossover	Receive	5.00%	6/20/22	1,179,561	(407,605)	771,956
TOTAL SWAP CONTRACTS					$2,638,302	$(1,103,219)	$1,535,083

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

EUR	-	Euro
GBP	-	Great Britain Pound
JPY	-	Japanese Yen

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3		Total
Asset Backed Securities	$–	$27,641,696	$–		$27,641,696
Collateralized Mortgage Obligations	–	32,702,950	–		32,702,950
Corporate Bonds
Diversified Financial Services	–	4,521,961	1,262,203		5,784,164
All Other Corporate Bonds	–	80,993,294	–		80,993,294
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	250,000		250,000
Multiperil - Worldwide	–	–	385,775		385,775
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,751,919		1,751,919
Multiperil - Worldwide	–	–	2,898,248		2,898,248
All Other Insurance-Linked Securities	–	2,607,730	–		2,607,730
Senior Secured Floating Rate Loan Interests	–	30,039,350	–		30,039,350
U.S. Government and Agency Obligations	–	22,644,818	–		22,644,818
Right/Warrant
Household Products	–	–	–	*	–	*
Exchange-Traded Put Option Purchased	189,000	–	–		189,000
Over The Counter (OTC) Call Options Purchased	–	22,075	–		22,075
Repurchase Agreements	–	995,000	–		995,000
Total Investments in Securities	$189,000	$202,168,874	$6,548,145		$208,906,019
Other Financial Instruments
Net unrealized appreciation	$–	$66,157	$–		$66,157
on forward foreign currency contracts
Net unrealized appreciation	630,703	–	–		630,703
on futures contracts
Swap contracts, at value	–	1,535,083	–		1,535,083
Total Other Financial Instruments	$630,703	$1,601,240	$–		$2,231,943

*	Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Common Stocks	Corporate Bonds	Insurance-Linked Securities	Total
Balance as of 3/31/18	$31	$1,276,397	$6,483,918 (a)	$7,760,346
Realized gain (loss)	(31)	-	(289,655)	(289,686)
Change in unrealized appreciation (depreciation)	-	39,030	(241,805)	(202,775)
Accrued discounts/premiums	-	3,083	(273)	2,810
Purchases	-	-	305,788	305,788
Sales	-	(56,307)	(972,031)	(1,028,338)
Transfer in to Level 3*	-	-	-	-
Transfers out of Level 3*	-	-	-	-
Balance as of 12/31/18	$-	$1,262,203	$5,285,942	$6,548,145

(a)	Securities were classified as Corporate Bonds on the March 31, 2018 financial statements.
*	Transfers are calculated on the beginning of period values. During the nine months ended December 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2018: $(235,970).

Pioneer Fundamental
Growth Fund

NQ | December 31, 2018

Ticker Symbols:

Class A PIGFX
Class C FUNCX
Class K PFGKX
Class R PFGRX
Class Y FUNYX

Shares		Value
	UNAFFILIATED ISSUERS - 100.3%
	COMMON STOCKS - 100.1% of Net Assets
	Aerospace & Defense - 2.5%
880,905	Raytheon Co.	$135,086,782
	Total Aerospace & Defense	$135,086,782
	Beverages - 3.9%
1,883,119	PepsiCo., Inc.	$208,046,987
	Total Beverages	$208,046,987
	Building Products - 1.1%
1,978,245	Masco Corp.	$57,843,884
	Total Building Products	$57,843,884
	Capital Markets - 5.4%
1,920,976	Charles Schwab Corp.	$79,778,133
2,816,475	Intercontinental Exchange, Inc.	212,165,062
	Total Capital Markets	$291,943,195
	Chemicals - 3.7%
850,644	Ecolab, Inc.	$125,342,393
545,174	International Flavors & Fragrances, Inc.	73,200,513
	Total Chemicals	$198,542,906
	Electrical Equipment - 1.9%
1,765,901	Emerson Electric Co.	$105,512,584
	Total Electrical Equipment	$105,512,584
	Electronic Equipment, Instruments & Components - 3.0%
687,773	Amphenol Corp.	$55,723,368
1,321,534	CDW Corp.	107,110,331
	Total Electronic Equipment, Instruments & Components	$162,833,699
	Entertainment - 1.5%
1,039,276(a)	Electronic Arts, Inc.	$82,009,269
	Total Entertainment	$82,009,269
	Food & Staples Retailing - 1.5%
846,391	Walmart, Inc.	$78,841,322
	Total Food & Staples Retailing	$78,841,322
	Health Care Equipment & Supplies - 4.9%
261,058	Cooper Cos., Inc.	$66,439,261
413,372(a)	Edwards Lifesciences Corp.	63,316,189
1,477,066	Medtronic Plc	134,353,924
	Total Health Care Equipment & Supplies	$264,109,374
	Health Care Providers & Services - 0.5%
215,669(a)	Laboratory Corp. of America Holdings	$27,251,935
	Total Health Care Providers & Services	$27,251,935
	Hotels, Restaurants & Leisure - 1.0%
831,138	Starbucks Corp.	$53,525,287
	Total Hotels, Restaurants & Leisure	$53,525,287
	Household Products - 1.2%
1,076,460	Colgate-Palmolive Co.	$64,070,899
	Total Household Products	$64,070,899
	Insurance - 3.2%
2,188,963	Marsh & McLennan Cos., Inc.	$174,569,799
	Total Insurance	$174,569,799
	Interactive Media & Services - 6.3%
326,662(a)	Alphabet, Inc., Class C	$338,294,434
	Total Interactive Media & Services	$338,294,434
	Internet & Direct Marketing Retail - 3.3%
103,970(a)	Booking Holdings, Inc.	$179,080,007
	Total Internet & Direct Marketing Retail	$179,080,007
	IT Services - 10.6%
1,031,065	Accenture Plc	$145,390,476
1,013,186	Cognizant Technology Solutions Corp.	64,317,047
1,382,117	Mastercard, Inc.	260,736,372
1,200,360(a)	PayPal Holdings, Inc.	100,938,273
	Total IT Services	$571,382,168
	Life Sciences Tools & Services - 3.6%
858,794	Thermo Fisher Scientific, Inc.	$192,189,509
	Total Life Sciences Tools & Services	$192,189,509
	Machinery - 2.1%
928,043	Stanley Black & Decker, Inc.	$111,123,869
	Total Machinery	$111,123,869
	Oil, Gas & Consumable Fuels - 1.2%
2,831,268	Cabot Oil & Gas Corp.	$63,278,840
	Total Oil, Gas & Consumable Fuels	$63,278,840
	Pharmaceuticals - 8.3%
107,991(a)	Elanco Animal Health, Inc.	$3,404,956
1,488,482	Eli Lilly & Co.	172,247,137
958,519	Johnson & Johnson	123,696,877
1,748,197	Zoetis, Inc.	149,540,772
	Total Pharmaceuticals	$448,889,742

Shares		Value
	Semiconductors & Semiconductor Equipment - 2.9%
619,629	Broadcom, Inc.	$157,559,262
	Total Semiconductors & Semiconductor Equipment	$157,559,262
	Software - 10.6%
659,264(a)	Adobe, Inc.	$149,151,887
4,102,730	Microsoft Corp.	416,714,286
	Total Software	$565,866,173
	Specialty Retail - 10.2%
1,234,679	Home Depot, Inc.	$212,142,546
347,693(a)	O'Reilly Automotive, Inc.	119,721,131
1,994,740	Ross Stores, Inc.	165,962,368
584,339	Tractor Supply Co.	48,757,246
	Total Specialty Retail	$546,583,291
	Technology Hardware, Storage & Peripherals - 5.7%
1,948,698	Apple, Inc.	$307,387,623
	Total Technology Hardware, Storage & Peripherals	$307,387,623
	TOTAL COMMON STOCKS
	(Cost $4,086,093,233)	$5,385,822,840

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATION - 0.2% of Net Assets
10,000,000(b)	U.S. Treasury Bills, 1/22/19	$9,987,222
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION
	(Cost $9,986,496)	$9,987,222
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.3%
	(Cost $4,096,079,729)	$5,395,810,062
	OTHER ASSETS AND LIABILITIES - (0.3)%	$(18,565,670)
	NET ASSETS - 100.0%	$5,377,244,392

(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,385,822,840	$–	$–	$5,385,822,840
U.S. Government and Agency Obligations	–	9,987,222	–	9,987,222
Total Investments in Securities	$5,385,822,840	$9,987,222	$–	$5,395,810,062

During the nine months ended December, 31, 2018, there were no transfers between Levels 1, 2 and 3.

Pioneer Multi-Asset
Ultrashort Income Fund

NQ | December 31, 2018

Ticker Symbols: Class A MAFRX Class C MCFRX Class C2 MAUCX Class K MAUKX Class Y MYFRX

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 99.6%
	ASSET BACKED SECURITIES - 39.8% of Net Assets
339,053(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 2.805% (1 Month USD LIBOR + 35 bps), 9/15/45 (144A)	$331,145
2,678,441(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 2.685% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	2,550,717
689,821(a)	321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 2.655% (1 Month USD LIBOR + 20 bps), 3/15/41 (144A)	678,465
1,272,288(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 2.655% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	1,248,039
2,217,308(a)	321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 2.655% (1 Month USD LIBOR + 20 bps), 12/15/41 (144A)	2,175,916
438,017(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 2.655% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	420,040
1,617,661(a)	321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 2.655%	1,546,065
	(1 Month USD LIBOR + 20 bps), 9/15/41 (144A)
2,570,710(a)	ABFC Trust, Series 2004-OPT2, Class M1, 3.331% (1 Month USD LIBOR + 83 bps), 8/25/33	2,498,807
1,224,955(a)	ABFC Trust, Series 2005-WMC1, Class M2, 3.181% (1 Month USD LIBOR + 68 bps), 6/25/35	1,225,606
2,194,415	ACC Trust, Series 2018-1, Class A, 3.7%, 12/21/20 (144A)	2,195,408
2,477,367	Access Point Funding I LLC, Series 2017-A, Class A, 3.06%, 4/15/29 (144A)	2,463,952
1,828,902(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 3.166% (1 Month USD LIBOR + 66 bps), 5/25/35	1,828,193
33,603(a)	Aegis Asset Backed Securities Trust, Series 2005-3, Class M1, 2.976%	33,598
	(1 Month USD LIBOR + 47 bps), 8/25/35
1,916,378(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-3, Class M1, 3.406% (1 Month USD LIBOR + 90 bps), 9/25/34	1,926,537
177,770(a)	Aegis Asset Backed Securities Trust Mortgage Pass- Through Ctfs, Series 2004-4, Class A2B, 3.606% (1 Month USD LIBOR + 110 bps), 10/25/34	177,824
2,520,000	Ally Auto Receivables Trust, Series 2015-1, Class C, 2.26%, 10/15/20	2,518,960
1,759,122	Ally Auto Receivables Trust, Series 2018-1, Class A2, 2.14%, 9/15/20	1,755,019
4,930,000(a)	Ally Master Owner Trust, Series 2017-1, Class A, 2.855% (1 Month USD LIBOR + 40 bps), 2/15/21	4,929,747
7,000,000(a)	Ally Master Owner Trust, Series 2017-2, Class A, 2.795% (1 Month USD LIBOR + 34 bps), 6/15/21	7,010,724
536,646	Alterna Funding II LLC, Series 2015-1A, Class B, 3.2%, 2/15/24 (144A)	527,926
6,348,380	American Credit Acceptance Receivables Trust, Series 2015-3, Class C, 4.84%, 10/12/21 (144A)	6,369,531
98,257	American Credit Acceptance Receivables Trust, Series 2017-1, Class C, 2.88%, 3/13/23 (144A)	98,068
291,000	American Credit Acceptance Receivables Trust, Series 2017-2, Class C, 2.86%, 6/12/23 (144A)	290,192
917,251	American Credit Acceptance Receivables Trust, Series 2017-3, Class B, 2.25%, 1/11/21 (144A)	916,455
7,700,000	American Credit Acceptance Receivables Trust, Series 2017-3, Class C, 2.72%, 6/10/22 (144A)	7,676,732
67,783	American Credit Acceptance Receivables Trust, Series 2017-4, Class A, 2.0%, 7/10/20 (144A)	67,742
4,800,000	American Credit Acceptance Receivables Trust, Series 2017-4, Class B, 2.61%, 5/10/21 (144A)	4,792,577
4,159,487	American Credit Acceptance Receivables Trust, Series 2018-3, Class A, 2.92%, 8/12/21 (144A)	4,152,572
1,700,000	American Credit Acceptance Receivables Trust, Series 2018-3, Class B, 3.49%, 6/13/22 (144A)	1,702,710
6,655,000(a)	American Express Credit Account Master Trust, Series 2014-1, Class A, 2.825% (1 Month USD LIBOR + 37 bps), 12/15/21	6,659,303
8,050,000(a)	American Express Credit Account Master Trust, Series 2017-8, Class A, 2.575% (1 Month USD LIBOR + 12 bps), 5/16/22	8,044,582
9,244,842	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class D, 2.57%, 7/8/20	9,242,786
11,345,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D, 3.13%, 10/8/20	11,345,153
2,945,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.21%, 5/10/21	2,936,149
297,329	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3, 1.53%, 7/8/21	295,783
361,834(a)	AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2B, 2.705% (1 Month USD LIBOR + 25 bps), 9/18/20	361,895
5,341,433(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R3, Class M2, 3.211% (1 Month USD LIBOR + 71 bps), 5/25/35	5,337,204
330,314(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M2, 3.196% (1 Month USD LIBOR + 69 bps), 7/25/35	330,569
1,165,279(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R7, Class M1, 2.986% (1 Month USD LIBOR + 48 bps), 9/25/35	1,165,835

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
117,465(a)	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R10, Class M1, 2.916% (1 Month USD LIBOR + 41 bps), 1/25/36	$117,342
90,678(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 3.541% (1 Month USD LIBOR + 104 bps), 7/25/32	89,787
1,650,000(a)	Annisa CLO, Ltd., Series 2016-2A, Class X, 3.05% (3 Month USD LIBOR +	1,649,980
	60 bps), 7/20/31 (144A)
1,312,500(a)	Apidos CLO XV, Series 2013-15A, Class XRR, 3.069% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	1,312,486
2,250,000(a)	Apidos CLO XXIX, Series 2018-29A, Class X, 2.942% (3 Month USD LIBOR +	2,249,923
	55 bps), 7/25/30 (144A)
881,250(a)	Ares XXXVIII CLO, Ltd., Series 2015-38A, Class X, 2.969% (3 Month USD LIBOR + 50 bps), 4/20/30 (144A)	881,240
787,500(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class X, 3.086% (3 Month USD LIBOR + 65 bps), 7/15/30 (144A)	787,493
1,560,851(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W11, Class M2, 3.556% (1 Month USD LIBOR + 105 bps), 11/25/34	1,571,559
554,450(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A1, 2.766% (1 Month USD LIBOR + 26 bps), 10/25/35	554,231
166,205(a)	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W3, Class A2D, 2.846% (1 Month USD LIBOR + 34 bps), 11/25/35	165,806
1,888,502	ARI Fleet Lease Trust, Series 2016-A, Class A3, 2.11%, 7/15/24 (144A)	1,881,693
2,036,123	ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/26 (144A)	2,021,420
165,998	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A2, 1.87%, 7/10/19 (144A)	165,933
2,763,500	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A2, 2.0%, 5/11/20 (144A)	2,750,089
3,690,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	3,686,253
11,379,250	Ascentium Equipment Receivables Trust, Series 2018-2A, Class A1, 2.731%, 11/12/19 (144A)	11,369,494
864,949(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 3.451% (1 Month USD LIBOR + 95 bps), 5/25/35	867,962
248,740(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE8, Class M1, 2.936% (1 Month USD LIBOR + 43 bps), 11/25/35	248,789
299,000(a)	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.706% (1 Month USD LIBOR + 20 bps), 1/25/36	296,733
41,229(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A, 3.196%	41,259
	(1 Month USD LIBOR + 69 bps), 4/25/34
434,093(a)	Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1B, 3.126% (1 Month USD LIBOR + 62 bps), 4/25/34	434,057
3,870,000(a)	ASSURANT CLO III Ltd., Series 2018-2A, Class X, 2.859% (3 Month USD LIBOR + 70 bps), 10/20/31 (144A)	3,869,923
500,000(a)	Atlas Senior Loan Fund V, Ltd., Series 2014-1A, Class X, 3.436% (3 Month USD LIBOR + 100 bps), 7/16/29 (144A)	500,245
1,500,000(a)	Atlas Senior Loan Fund XII, Ltd., Series 2018-12A, Class X, 3.198% (3 Month USD LIBOR + 75 bps), 10/24/31 (144A)	1,499,877
2,481,003	Avant Loans Funding Trust, Series 2018-A, Class A, 3.09%, 6/15/21 (144A)	2,476,448
12,585,184	Avant Loans Funding Trust, Series 2018-B, Class A, 3.42%, 1/18/22 (144A)	12,566,857
4,019,097	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.84%, 8/15/23 (144A)	3,991,611
1,120,375	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/21 (144A)	1,116,064
2,915,998	AXIS Equipment Finance Receivables IV LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	2,910,148
23,462,887	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class A1, 2.9%, 10/21/19 (144A)	23,461,404
10,000,000(a)	BA Credit Card Trust, Series 2014-A1, Class A, 2.835% (1 Month USD LIBOR	10,000,746
	+ 38 bps), 6/15/21
7,020,000(a)	BA Credit Card Trust, Series 2016-A1, Class A, 2.845% (1 Month USD LIBOR	7,024,541
	+ 39 bps), 10/15/21
2,850,000(a)	Babson CLO, Ltd., Series 2015-IA, Class XR, 3.019% (3 Month USD LIBOR +	2,849,969
	55 bps), 1/20/31 (144A)
1,634,500	Bank of The West Auto Trust, Series 2017-1, Class A2, 1.78%, 2/15/21 (144A)	1,627,770
6,975,000(a)	Barclays Dryrock Issuance Trust, Series 2017-2, Class A, 2.755% (1 Month USD LIBOR + 30 bps), 5/15/23	6,963,975
400,000(a)	Barings CLO, Ltd., Series 2018-2A, Class X, 3.036% (3 Month USD LIBOR +	399,996
	60 bps), 4/15/30 (144A)
3,857,143(a)	Barings CLO, Ltd., Series 2018-3A, Class X, 2.969% (3 Month USD LIBOR +	3,857,100
	50 bps), 7/20/29 (144A)
11,525(b)	Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2, 6.205%, 5/28/37	11,678
2,563,669	BCC Funding Corp. X, Series 2015-1, Class D, 4.544%, 12/21/20 (144A)	2,562,949
5,514,000	BCC Funding Corp. X, Series 2015-1, Class E, 5.523%, 1/20/21 (144A)	5,516,987
3,100,000	BCC Funding Corp. X, Series 2015-1, Class F, 6.985%, 8/21/23 (144A)	3,103,577
2,406,250(a)	Bean Creek CLO, Ltd., Series 2015-1A, Class XR, 3.069% (3 Month USD LIBOR + 60 bps), 4/20/31 (144A)	2,405,728

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
766,570(a)	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M1, 2.975% (1 Month USD LIBOR + 66 bps), 5/25/35	$767,018
998,473(a)	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1, 3.106% (1 Month USD LIBOR + 60 bps), 2/25/36	998,675
363,323(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 3.406% (1 Month USD LIBOR + 90 bps), 10/27/32	351,919
33,756(a)	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 3.455% (1 Month USD LIBOR + 114 bps), 9/25/34	33,766
2,724,920(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, 2.876% (1 Month USD LIBOR + 37 bps), 4/25/36	2,713,811
651,387(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1, 2.886% (1 Month USD LIBOR + 38 bps), 6/25/36	651,196
104,836(a)	Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A3, 2.996% (1 Month USD LIBOR + 49 bps), 6/25/36	104,836
167,567(a)	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 3.506% (1 Month USD LIBOR + 100 bps), 3/25/37 (144A)	167,834
3,166,667(a)	BlueMountain CLO, Ltd., Series 2013-2A, Class X, 3.119% (3 Month USD LIBOR + 65 bps), 10/22/30 (144A)	3,166,043
1,800,000(a)	BlueMountain CLO, Ltd., Series 2018-2A, Class X, 2.909% (3 Month USD LIBOR + 65 bps), 8/15/31 (144A)	1,799,930
725,338	BlueVirgo Trust, Series 2015-1A, 3.0%, 12/15/22 (144A)	725,338
4,146,632(a)	BMW Vehicle Owner Trust, Series 2018-A, Class A2B, 2.576% (1 Month USD LIBOR + 7 bps), 11/25/20	4,145,881
513,806(a)	BSPRT Issuer, Ltd., Series 2017-FL1, Class A, 3.805% (1 Month USD LIBOR + 135 bps), 6/15/27 (144A)	512,890
20,000,000(a)	BSPRT Issuer, Ltd., Series 2018-FL3, Class A, 3.505% (1 Month USD LIBOR + 105 bps), 3/15/28 (144A)	19,664,416
19,377,000(a)	BSPRT Issuer, Ltd., Series 2018-FL4, Class A, 3.505% (1 Month USD LIBOR + 105 bps), 9/15/35 (144A)	19,093,885
2,200,000(a)	Cabela's Credit Card Master Note Trust, Series 2014-2, Class A, 2.905%	2,201,073
	(1 Month USD LIBOR + 45 bps), 7/15/22
2,700,000(a)	Cabela's Credit Card Master Note Trust, Series 2016-1, Class A2, 3.305%	2,707,390
	(1 Month USD LIBOR + 85 bps), 6/15/22
4,556,082(a)	Canadian Pacer Auto Receivables Trust, Series 2017-1A, Class A2B, 2.67%	4,556,077
	(1 Month USD LIBOR + 20 bps), 12/19/19 (144A)
20,750,000(a)	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A2B, 2.65%	20,749,971
	(1 Month USD LIBOR + 18 bps), 6/21/21 (144A)
3,620,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.43%, 9/21/20	3,613,880
3,025,000(a)	Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 2.815%	3,027,522
	(1 Month USD LIBOR + 36 bps), 6/15/22
11,543,000(a)	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 2.905%	11,553,443
	(1 Month USD LIBOR + 45 bps), 2/15/22
3,218,625(a)	Carlyle Global Market Strategies CLO, Ltd., Series 2013-2A, Class YR, 2.945% (3 Month USD LIBOR + 50 bps), 1/18/29 (144A)	3,206,678
1,017,857(a)	Carlyle US CLO, Ltd., Series 2017-2A, Class X, 3.269% (3 Month USD LIBOR + 80 bps), 7/20/31 (144A)	1,018,158
1,990,000	CarMax Auto Owner Trust, Series 2015-1, Class B, 2.17%, 10/15/20	1,984,554
550,000	CarMax Auto Owner Trust, Series 2015-2, Class C, 2.39%, 3/15/21	547,955
962,327(a)	CarMax Auto Owner Trust, Series 2017-3, Class A2B, 2.635% (1 Month USD LIBOR + 18 bps), 9/15/20	962,492
4,788,427(a)	CarMax Auto Owner Trust, Series 2018-1, Class A2B, 2.605% (1 Month USD LIBOR + 15 bps), 5/17/21	4,786,175
1,109,715	Carnow Auto Receivables Trust, Series 2017-1A, Class A, 2.92%, 9/15/22 (144A)	1,104,638
18,637,555	Carnow Auto Receivables Trust, Series 2018-1A, Class A, 3.61%, 10/15/21 (144A)	18,639,961
607,880(a)	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, 2.686%	606,947
	(1 Month USD LIBOR + 18 bps), 2/25/36
2,805,000(a)	Catamaran CLO, Ltd., Series 2013-1A, Class X, 3.059% (3 Month USD LIBOR + 55 bps), 1/27/28 (144A)	2,804,377
107,248	Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.0%, 12/10/23 (144A)	106,645
65,404	Cazenovia Creek Funding I LLC, Series 2015-1A, Class B, 2.773%, 12/10/23 (144A)	64,829
1,950,339	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	1,956,007
4,885,714(a)	CBAM, Ltd., Series 2018-5A, Class X, 2.999% (3 Month USD LIBOR + 55 bps), 4/17/31 (144A)	4,885,670
574,095	CCG Receivables Trust, Series 2016-1, Class A2, 1.69%, 9/14/22 (144A)	571,974
5,500,000(a)	Cent CLO 21, Ltd., Series 2014-21A, Class XR2, 3.159% (3 Month USD LIBOR + 65 bps), 7/27/30 (144A)	5,499,923
113,730(c)	Centex Home Equity Loan Trust, Series 2003-A, Class AF6, 3.654%, 3/25/33	113,223
750,000(a)	CFIP CLO, Ltd., Series 2018-1A, Class X, 3.195% (3 Month USD LIBOR +	749,992
	75 bps), 7/18/31 (144A)
4,045,000(a)	Chase Issuance Trust, Series 2014-A5, Class A5, 2.825% (1 Month USD LIBOR + 37 bps), 4/15/21	4,047,635

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
14,345,000(a)	Chase Issuance Trust, Series 2016-A1, Class A, 2.865% (1 Month USD LIBOR + 41 bps), 5/15/21	$14,356,804
10,645,000(a)	Chase Issuance Trust, Series 2017-A1, Class A, 2.755% (1 Month USD LIBOR + 30 bps), 1/15/22	10,650,164
4,645,000(a)	Chase Issuance Trust, Series 2017-A2, Class A, 2.855% (1 Month USD LIBOR + 40 bps), 3/15/24	4,644,994
13,250,000(a)	Chase Issuance Trust, Series 2018-A1, Class A1, 2.655% (1 Month USD LIBOR + 20 bps), 4/17/23	13,209,206
616,715(a)	Chesapeake Funding II LLC, Series 2016-1A, Class A2, 3.605% (1 Month USD LIBOR + 115 bps), 3/15/28 (144A)	617,874
900,728(a)	Chesapeake Funding II LLC, Series 2016-2A, Class A2, 3.455% (1 Month USD LIBOR + 100 bps), 6/15/28 (144A)	902,989
4,410,360(a)	Chesapeake Funding II LLC, Series 2017-2A, Class A2, 2.905% (1 Month USD LIBOR + 45 bps), 5/15/29 (144A)	4,418,075
6,521,209(a)	Chesapeake Funding II LLC, Series 2017-3A, Class A2, 2.795% (1 Month USD LIBOR + 34 bps), 8/15/29 (144A)	6,503,112
11,701,558(a)	Chesapeake Funding II LLC, Series 2017-4A, Class A2, 2.795% (1 Month USD LIBOR + 34 bps), 11/15/29 (144A)	11,675,258
6,791,970(a)	Chesapeake Funding II LLC, Series 2018-1A, Class A2, 2.905% (1 Month USD LIBOR + 45 bps), 4/15/30 (144A)	6,809,355
3,937,500(a)	CIFC Funding, Ltd., Series 2013-4A, Class XRR, 3.059% (3 Month USD LIBOR + 55 bps), 4/27/31 (144A)	3,937,449
6,650,000(a)	CIFC Funding, Ltd., Series 2014-2RA, Class X, 3.337% (3 Month USD LIBOR + 85 bps), 4/24/30 (144A)	6,649,907
5,000,000(a)	CIFC Funding, Ltd., Series 2014-4RA, Class X, 3.012% (3 Month USD LIBOR + 55 bps), 10/17/30 (144A)	4,999,960
2,840,850	CIG Auto Receivables Trust, Series 2017-1A, Class A, 2.71%, 5/15/23 (144A)	2,823,576
5,304,064(a)	CIM Small Business Loan Trust, Series 2018-1A, Class A, 3.87% (1 Month USD LIBOR + 140 bps), 3/20/43 (144A)	5,304,064
9,800,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 2.705%	9,800,383
	(1 Month USD LIBOR + 25 bps), 1/19/21
4,500,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A4, Class A4, 2.603%	4,500,002
	(1 Month USD LIBOR + 22 bps), 4/7/22
18,445,000(a)	Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 2.757%	18,387,916
	(1 Month USD LIBOR + 37 bps), 8/8/24
108,296(a)	Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M2, 3.526%	108,556
	(1 Month USD LIBOR + 102 bps), 11/25/34
3,190,000(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M3, 3.106%	3,174,035
	(1 Month USD LIBOR + 60 bps), 1/25/36
5,800,000(a)	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A3, 2.726%	5,767,186
	(1 Month USD LIBOR + 22 bps), 8/25/36
750,000(a)	Clear Creek CLO, Ltd., Series 2015-1A, Class X, 3.469% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	749,888
968,608(a)	CNH Equipment Trust, Series 2017-B, Class A2B, 2.595% (1 Month USD LIBOR + 14 bps), 11/16/20	968,690
2,038,308(a)	Colony Starwood Homes Trust, Series 2016-2A, Class D, 4.805% (1 Month USD LIBOR + 235 bps), 12/17/33 (144A)	2,047,550
3,500,000(a)	Columbia Cent CLO 28, Ltd., Series 2018-28A, Class X, 3.239% (3 Month USD LIBOR + 65 bps), 11/7/30 (144A)	3,499,804
405,278(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 3.956% (1 Month USD LIBOR + 145 bps), 10/25/40 (144A)	411,246
3,772,709(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 3.165%	3,753,617
	(1 Month USD LIBOR + 85 bps), 5/25/41 (144A)
7,593,785(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 3.156%	7,483,620
	(1 Month USD LIBOR + 65 bps), 9/25/42 (144A)
6,542,373(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 2.815%	6,473,364
	(1 Month USD LIBOR + 50 bps), 2/25/44 (144A)
13,472,477(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 3.076%	13,345,018
	(1 Month USD LIBOR + 57 bps), 9/25/45 (144A)
10,927,000(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 3.183%	10,878,074
	(1 Month USD LIBOR + 80 bps), 2/25/46 (144A)
9,064,131	Conn's Receivables Funding LLC, Series 2017-B, Class B, 4.52%, 4/15/21 (144A)	9,083,741
3,228,304	Conn's Receivables Funding LLC, Series 2018-A, Class A, 3.25%, 1/15/23 (144A)	3,228,862
2,190,000	Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23 (144A)	2,190,178
306,922(a)	Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M2, 4.955%	301,735
	(1 Month USD LIBOR + 250 bps), 5/15/33
178,493(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 3.955% (1 Month USD LIBOR + 150 bps), 5/15/32	177,389
318,132(a)	Countrywide Asset-Backed Certificates, Series 2004-8, Class M1, 3.556%	318,743
	(1 Month USD LIBOR + 105 bps), 1/25/35
34,477(a)	Countrywide Asset-Backed Certificates, Series 2004-BC5, Class M3, 3.406%	34,491
	(1 Month USD LIBOR + 90 bps), 10/25/34
57,899(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 3.186%	57,626
	(1 Month USD LIBOR + 68 bps), 6/25/33 (144A)

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
12,378(a)	Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A2, 3.406%	$12,343
	(1 Month USD LIBOR + 90 bps), 6/25/33 (144A)
325,016(a)	Countrywide Asset-Backed Certificates, Series 2005-9, Class M1, 3.026%	324,914
	(1 Month USD LIBOR + 52 bps), 1/25/36
2,006,729(a)	Countrywide Asset-Backed Certificates, Series 2005-13, Class 2AV1, 2.736%	2,005,414
	(1 Month USD LIBOR + 23 bps), 4/25/36
1,592,529(a)	Countrywide Asset-Backed Certificates, Series 2005-BC1, Class M4, 3.406%	1,592,587
	(1 Month USD LIBOR + 90 bps), 5/25/35
546,267(a)	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 2.796%	542,918
	(1 Month USD LIBOR + 29 bps), 6/25/36
248,028(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 1A1M, 2.766%	247,289
	(1 Month USD LIBOR + 26 bps), 7/25/36
5,565,162(a)	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 2.796%	5,442,792
	(1 Month USD LIBOR + 29 bps), 7/25/36
1,915,000	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.0%, 2/16/21 (144A)	1,923,605
363,511	CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78%, 9/15/20 (144A)	362,969
1,716,676	CPS Auto Receivables Trust, Series 2017-D, Class A, 1.87%, 3/15/21 (144A)	1,710,782
2,044,612	CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16%, 5/17/21 (144A)	2,038,369
7,457,796	CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06%, 1/18/22 (144A)	7,450,540
134,041	CPS Auto Trust, Series 2017-A, Class A, 1.68%, 8/17/20 (144A)	133,903
2,600,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class C, 4.29%, 11/15/24 (144A)	2,613,179
4,452,558	Credit Suisse ABS Trust, Series 2018-LD1, Class A, 3.42%, 7/25/24 (144A)	4,445,685
1,877,640(a)	Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 2.746% (1 Month USD LIBOR + 24 bps), 10/25/34 (144A)	1,873,270
477,877(a)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB3, Class M2, 3.245% (1 Month USD LIBOR + 93 bps), 5/25/35	478,864
1,312,302(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-AGE1, Class M3, 3.156% (1 Month USD LIBOR + 65 bps), 2/25/32	1,306,600
78,989(a)	CSMC Trust, Series 2006-CF2, Class M1, 2.976% (1 Month USD LIBOR + 47 bps), 5/25/36 (144A)	78,979
163,008(a)	CSMC Trust, Series 2006-CF3, Class A1, 3.046% (1 Month USD LIBOR + 54 bps), 10/25/36 (144A)	162,930
4,240,132(a)	CWABS Asset-Backed Certificates Trust, Series 2004-10, Class MV3, 3.631%	4,293,001
	(1 Month USD LIBOR + 113 bps), 12/25/34
404,011(a)	CWABS Asset-Backed Certificates Trust, Series 2005-17, Class 3AV2, 2.846% (1 Month USD LIBOR + 34 bps), 5/25/36	401,954
1,841,462(a)	CWABS Asset-Backed Certificates Trust, Series 2005-AB1, Class M1, 3.136% (1 Month USD LIBOR + 63 bps), 8/25/35	1,837,325
3,398,660(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4M1A, 2.735% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	3,393,494
5,350,606(a)	CWHEQ Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 4N1A, 2.735% (1 Month USD LIBOR + 28 bps), 2/15/34 (144A)	5,331,554
1,425,000	Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/22 (144A)	1,424,618
2,386,528(a)	Dell Equipment Finance Trust, Series 2017-2, Class A2B, 2.804% (1 Month USD LIBOR + 30 bps), 2/24/20 (144A)	2,387,620
4,500,000	Dell Equipment Finance Trust, Series 2018-2, Class A2, 3.16%, 2/22/21 (144A)	4,503,301
144	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	134
2,700,000(a)	Discover Card Execution Note Trust, Series 2014-A1, Class A1, 2.885%	2,700,309
	(1 Month USD LIBOR + 43 bps), 7/15/21
6,412,287	DLL LLC, Series 2018-ST2, Class A1, 2.714%, 11/20/19 (144A)	6,409,146
43,500,000	DLL LLC, Series 2018-ST2, Class A2, 3.14%, 10/20/20 (144A)	43,428,495
1,231,273(a)	DRB Prime Student Loan Trust, Series 2015-D, Class A1, 4.206% (1 Month USD LIBOR + 170 bps), 1/25/40 (144A)	1,250,050
774,116(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 4.306% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	799,752
1,512,322	DRB Prime Student Loan Trust, Series 2016-B, Class A3, 2.23%, 6/25/36 (144A)	1,496,940
3,777,780(a)	DRB Prime Student Loan Trust, Series 2017-A, Class A1, 3.356% (1 Month USD LIBOR + 85 bps), 5/27/42 (144A)	3,792,195
4,605,807	Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.2%, 9/15/21 (144A)	4,619,254
11,177,976	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02%, 11/15/21 (144A)	11,171,410
565,292	Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21	565,067
150,571	Drive Auto Receivables Trust, Series 2017-2, Class B, 2.25%, 6/15/21	150,463
1,065,629	Drive Auto Receivables Trust, Series 2017-3, Class B, 2.3%, 5/17/21	1,064,439
13,399,903	Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61%, 8/16/21 (144A)	13,378,735
1,889,087	Drive Auto Receivables Trust, Series 2018-2, Class A2, 2.64%, 9/15/20	1,888,257
6,800,000	Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63%, 8/15/24	6,828,506
4,373,260	Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75%, 10/15/20	4,370,580
5,090,000	Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.78%, 10/15/20	5,084,541
763,625(a)	Drug Royalty II LP 2, Series 2014-1, Class A1, 5.286% (3 Month USD LIBOR + 285 bps), 7/15/23 (144A)	768,515
5,666,236(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 4.936% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	5,718,083

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,700,000(a)	Drug Royalty III LP 1, Series 2018-1A, Class A1, 4.366% (3 Month USD LIBOR + 160 bps), 10/15/31 (144A)	$2,699,986
1,809,788	DT Auto Owner Trust, Series 2015-1A, Class D, 4.26%, 2/15/22 (144A)	1,811,225
2,150,851	DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21 (144A)	2,149,493
418,489	DT Auto Owner Trust, Series 2017-4A, Class A, 1.85%, 8/17/20 (144A)	418,262
5,250,000	DT Auto Owner Trust, Series 2017-4A, Class B, 2.44%, 1/15/21 (144A)	5,239,515
1,634,000	DT Auto Owner Trust, Series 2017-4A, Class C, 2.86%, 7/17/23 (144A)	1,629,329
9,617,589	DT Auto Owner Trust, Series 2018-3A, Class A, 3.02%, 2/15/22 (144A)	9,588,981
691,226(a)	Earnest Student Loan Program LLC, Series 2016-C, Class A1, 4.356% (1 Month USD LIBOR + 185 bps), 10/27/36 (144A)	699,919
662,224(a)	Earnest Student Loan Program LLC, Series 2016-D, Class A1, 3.906% (1 Month USD LIBOR + 140 bps), 1/25/41 (144A)	667,856
2,103,441(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 3.315% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	2,125,349
2,272,146	Engs Commercial Finance Trust, Series 2016-1A, Class A2, 2.63%, 2/22/22 (144A)	2,259,173
1,224,795	Engs Commercial Finance Trust, Series 2018-1A, Class A1, 2.97%, 2/22/21 (144A)	1,221,279
566,127	Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 2/22/22 (144A)	564,020
1,110,910(a)	EquiFirst Mortgage Loan Trust, Series 2004-2, Class M1, 3.331% (1 Month USD LIBOR + 83 bps), 10/25/34	1,111,017
4,500,000(a)	Evergreen Credit Card Trust, Series 2017-1, Class A, 2.715% (1 Month USD LIBOR + 26 bps), 10/15/21 (144A)	4,496,486
12,000,000(a)	Evergreen Credit Card Trust, Series 2018-2, Class A, 2.805% (1 Month USD LIBOR + 35 bps), 7/15/22 (144A)	11,994,259
1,692,711	Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.9%, 3/15/21 (144A)	1,696,600
3,549,339	Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83%, 8/16/21 (144A)	3,576,126
174,836	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96%, 3/15/21 (144A)	174,616
1,185,906	Exeter Automobile Receivables Trust, Series 2017-2A, Class A, 2.11%, 6/15/21 (144A)	1,183,861
3,814,481	Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05%, 12/15/21 (144A)	3,791,271
2,677,387	Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21%, 5/17/21 (144A)	2,673,037
3,040,000	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75%, 4/15/22 (144A)	3,025,374
5,939,513	Exeter Automobile Receivables Trust, Series 2018-3A, Class A, 2.9%, 1/18/22 (144A)	5,931,569
2,637,543(a)	FBR Securitization Trust, Series 2005-3, Class AV1, 3.026% (1 Month USD LIBOR + 52 bps), 10/25/35	2,636,802
6,576(a)	FBR Securitization Trust, Series 2005-5, Class AV24, 3.246% (1 Month USD LIBOR + 74 bps), 11/25/35	6,577
2,021,600(a)	Fieldstone Mortgage Investment Trust, Series 2005-3, Class 1A, 2.805%	2,004,616
	(1 Month USD LIBOR + 49 bps), 2/25/36
390,182(a)	Fifth Third Auto Trust, Series 2017-1, Class A2B, 2.605% (1 Month USD LIBOR + 15 bps), 4/15/20	390,207
3,652,052(c)	Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321%, 11/25/27 (144A)	3,643,616
5,725,116(c)	Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375%, 9/25/28 (144A)	5,710,803
65,930(a)	First Franklin Mortgage Loan Trust, Series 2004-FF4, Class M1, 3.361%	65,771
	(1 Month USD LIBOR + 86 bps), 6/25/34
1,401,959(a)	First Franklin Mortgage Loan Trust, Series 2004-FFH2, Class M1, 3.256%	1,402,641
	(1 Month USD LIBOR + 75 bps), 6/25/34
11,166,268(a)	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 2.956%	11,141,836
	(1 Month USD LIBOR + 45 bps), 11/25/36
445,175(a)	First Franklin Mortgage Loan Trust, Series 2005-FFH2, Class M2, 3.316%	446,098
	(1 Month USD LIBOR + 81 bps), 4/25/35 (144A)
28,110(a)	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 1A, 2.726%	28,110
	(1 Month USD LIBOR + 22 bps), 1/25/36
2,895,000	First Investors Auto Owner Trust, Series 2014-3A, Class D, 3.85%, 2/15/22 (144A)	2,899,137
2,955,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.59%, 1/18/22 (144A)	2,954,715
177,162	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69%, 4/15/21 (144A)	176,853
1,201,307	First Investors Auto Owner Trust, Series 2017-2A, Class A1, 1.86%, 10/15/21 (144A)	1,195,563
3,864,890	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.23%, 12/15/22 (144A)	3,869,244
2,200,000(a)	First National Master Note Trust, Series 2017-1, Class A, 2.855% (1 Month USD LIBOR + 40 bps), 4/18/22	2,200,000

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
9,000,000(a)	First National Master Note Trust, Series 2017-2, Class A, 2.895% (1 Month USD LIBOR + 44 bps), 10/16/23	$8,982,259
9,250,000(a)	First National Master Note Trust, Series 2018-1, Class A, 2.915% (1 Month USD LIBOR + 46 bps), 10/15/24	9,250,488
104,905	Flagship Credit Auto Trust, Series 2015-3, Class A, 2.38%, 10/15/20 (144A)	104,826
19,282	Flagship Credit Auto Trust, Series 2016-3, Class A2, 2.05%, 11/15/20 (144A)	19,270
554,186	Flagship Credit Auto Trust, Series 2017-1, Class A, 1.93%, 12/15/21 (144A)	552,920
2,396,496	Flagship Credit Auto Trust, Series 2017-2, Class A, 1.85%, 7/15/21 (144A)	2,385,300
2,142,404	Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/22 (144A)	2,126,472
2,371,463(a)	Ford Credit Auto Lease Trust, Series 2017-B, Class A2B, 2.615% (1 Month USD LIBOR + 16 bps), 6/15/20	2,370,516
1,757,378(a)	Ford Credit Auto Owner Trust, Series 2017-B, Class A2B, 2.525% (1 Month USD LIBOR + 7 bps), 5/15/20	1,757,417
2,576,857(a)	Ford Credit Auto Owner Trust, Series 2017-C, Class A2B, 2.575% (1 Month USD LIBOR + 12 bps), 9/15/20	2,577,221
4,000,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A2, 3.355% (1 Month USD LIBOR + 90 bps), 2/15/21	4,004,447
9,000,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class A2, 3.075% (1 Month USD LIBOR + 62 bps), 7/15/21	9,015,707
4,925,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2016-5, Class A2, 2.915% (1 Month USD LIBOR + 46 bps), 11/15/21	4,927,980
5,910,000(a)	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 2.805% (1 Month USD LIBOR + 35 bps), 9/15/22	5,917,000
16,500,000(a)	Fort CRE LLC, Series 2018-1A, Class A1, 3.829% (1 Month USD LIBOR + 135 bps), 10/21/23 (144A)	16,409,250
2,095,148	Foursight Capital Automobile Receivables Trust, Series 2016-1, Class A2, 2.87%, 10/15/21 (144A)	2,090,307
6,895,197	Foursight Capital Automobile Receivables Trust, Series 2017-1, Class A, 2.37%, 4/15/22 (144A)	6,855,085
1,927,107	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A1, 2.744%, 11/15/19 (144A)	1,925,600
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/22 (144A)	2,252,811
8,353,988	FREED ABS Trust, Series 2018-1, Class A, 3.61%, 7/18/24 (144A)	8,351,182
21,249,586	FREED ABS Trust, Series 2018-2, Class A, 3.99%, 10/20/25 (144A)	21,271,981
193,919(a)	Fremont Home Loan Trust, Series 2005-2, Class M2, 3.226% (1 Month USD LIBOR + 72 bps), 6/25/35	193,883
5,090,745(a)	Fremont Home Loan Trust, Series 2005-E, Class 1A1, 2.736% (1 Month USD LIBOR + 23 bps), 1/25/36	5,056,508
8,091,603(a)	Fremont Home Loan Trust, Series 2006-2, Class 1A1, 2.666% (1 Month USD LIBOR + 16 bps), 2/25/36	7,928,497
625,000(a)	Galaxy XXI CLO, Ltd., Series 2015-21A, Class X, 2.969% (3 Month USD LIBOR + 50 bps), 4/20/31 (144A)	624,924
3,181,120(a)	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A1, 2.731% (1 Month USD LIBOR + 23 bps), 12/25/35	3,178,509
2,601,504	GLS Auto Receivables Trust, Series 2017-1A, Class A2, 2.67%, 4/15/21 (144A)	2,595,526
5,517,146	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/22 (144A)	5,497,270
800,000	GLS Auto Receivables Trust, Series 2018-1A, Class B, 3.52%, 8/15/23 (144A)	797,981
6,863,663	GLS Auto Receivables Trust, Series 2018-2A, Class A, 3.25%, 4/18/22 (144A)	6,847,635
10,364,159	GLS Auto Receivables Trust, Series 2018-3A, Class A, 3.35%, 8/15/22 (144A)	10,368,061
5,615,983	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2A, 2.39%, 4/20/20	5,600,426
5,809,637(a)	GM Financial Automobile Leasing Trust, Series 2018-1, Class A2B, 2.67%	5,805,763
	(1 Month USD LIBOR + 20 bps), 4/20/20
84,826(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-1A, Class A2B, 2.575% (1 Month USD LIBOR + 12 bps), 3/16/20 (144A)	84,825
1,583,362(a)	GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A2B, 2.605% (1 Month USD LIBOR + 15 bps), 5/18/20 (144A)	1,583,484
5,269,083(a)	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2B, 2.545% (1 Month USD LIBOR + 9 bps), 1/19/21	5,263,426
219,297(b)	GMAT Trust, Series 2013-1A, Class A, 6.967%, 11/25/43 (144A)	219,373
2,100,000(a)	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 3.305%	2,104,455
	(1 Month USD LIBOR + 85 bps), 5/17/21 (144A)
4,700,000(a)	GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2, 3.025%	4,715,203
	(1 Month USD LIBOR + 57 bps), 1/18/22 (144A)
6,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2018-3, Class A, 2.775%	6,500,475
	(1 Month USD LIBOR + 32 bps), 9/15/22 (144A)
15,750,000(a)	GMF Floorplan Owner Revolving Trust, Series 2018-4, Class A2, 2.865%	15,766,602
	(1 Month USD LIBOR + 41 bps), 9/15/23 (144A)
11,000,000(a)	Golden Credit Card Trust, Series 2014-2A, Class A, 2.905% (1 Month USD LIBOR + 45 bps), 3/15/21 (144A)	11,000,937
2,200,000(a)	Golden Credit Card Trust, Series 2017-1A, Class A, 2.855% (1 Month USD LIBOR + 40 bps), 2/15/21 (144A)	2,200,189
2,500,000(a)	Goldentree Loan Management US CLO 3, Ltd., Series 2018-3A, Class X, 3.019% (3 Month USD LIBOR + 55 bps), 4/20/30 (144A)	2,499,973

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,500,000(a)	Gracie Point International Premium Funding, Series 2018-A, Class 1, 3.613% (3 Month USD LIBOR + 130 bps), 3/1/20 (144A)	$5,500,000
221,010(a)	Green Tree Mortgage Loan Trust, Series 2005-HE1, Class M2, 3.556% (1 Month USD LIBOR + 105 bps), 12/25/32 (144A)	221,254
531,250(a)	Greywolf CLO II, Ltd., Series 2013-1A, Class X, 3.136% (3 Month USD LIBOR + 70 bps), 10/15/29 (144A)	531,245
116,326(a)	GSAA Home Equity Trust, Series 2004-11, Class 2A1, 3.166% (1 Month USD LIBOR + 66 bps), 12/25/34	116,112
6,980,975(a)	GSAA Home Equity Trust, Series 2005-6, Class A3, 2.876% (1 Month USD LIBOR + 37 bps), 6/25/35	6,935,879
1,376,982(a)	GSAA Home Equity Trust, Series 2005-9, Class 2A3, 2.876% (1 Month USD LIBOR + 37 bps), 8/25/35	1,369,992
2,216,401(a)	GSAMP Trust, Series 2004-HE2, Class M1, 3.481% (1 Month USD LIBOR + 98 bps), 9/25/34	2,226,254
7,371,512(a)	GSAMP Trust, Series 2005-HE4, Class M2, 3.241% (1 Month USD LIBOR + 74 bps), 7/25/45	7,360,416
674,648(a)	GSRPM Mortgage Loan Trust, Series 2003-2, Class M1, 3.856% (1 Month USD LIBOR + 135 bps), 6/25/33	670,738
1,052,542(a)	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 2.806% (1 Month USD LIBOR + 30 bps), 3/25/35 (144A)	1,046,359
389,995(a)	GSRPM Mortgage Loan Trust, Series 2006-2, Class A2, 2.806% (1 Month USD LIBOR + 30 bps), 9/25/36 (144A)	389,552
1,250,000(a)	Harbor Park CLO 18-1, Ltd., Series 2018-1A, Class X, 3.739% (3 Month USD LIBOR + 90 bps), 1/20/31 (144A)	1,249,968
608,263	Hero Residual Funding, Series 2016-1R, Class A1, 4.5%, 9/21/42 (144A)	605,222
3,200,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class C, 3.887% (1 Month USD LIBOR + 150 bps), 7/10/29 (144A)	3,200,088
2,600,000(a)	Hertz Fleet Lease Funding LP, Series 2015-1, Class E, 4.687% (1 Month USD LIBOR + 230 bps), 7/10/29 (144A)	2,599,977
3,600,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class D, 5.737% (1 Month USD LIBOR + 335 bps), 4/10/30 (144A)	3,636,879
2,400,000(a)	Hertz Fleet Lease Funding LP, Series 2016-1, Class E, 5.887% (1 Month USD LIBOR + 350 bps), 4/10/30 (144A)	2,409,140
3,383,557(a)	Hertz Fleet Lease Funding LP, Series 2017-1, Class A1, 3.037% (1 Month USD LIBOR + 65 bps), 4/10/31 (144A)	3,388,594
7,000,000(a)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, 2.887% (1 Month USD LIBOR + 50 bps), 5/10/32 (144A)	7,008,184
83,929	Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26 (144A)	82,668
2,800,000(a)	Holmes Master Issuer Plc, Series 2018-2A, Class A1, 2.805% (1 Month USD LIBOR + 35 bps), 7/15/19 (144A)	2,797,889
299,524(a)	Home Equity Asset Trust, Series 2004-8, Class M1, 3.376% (1 Month USD LIBOR + 87 bps), 3/25/35	300,648
3,893,657(a)	Home Equity Asset Trust, Series 2005-3, Class M4, 3.146% (1 Month USD LIBOR + 64 bps), 8/25/35	3,920,045
3,715,560(a)	Home Equity Asset Trust, Series 2005-6, Class M2, 2.996% (1 Month USD LIBOR + 49 bps), 12/25/35	3,719,550
148,480(a)	Home Equity Asset Trust, Series 2005-7, Class M1, 2.956% (1 Month USD LIBOR + 45 bps), 1/25/36	148,567
8,227,585(a)	Home Equity Asset Trust, Series 2006-3, Class 2A4, 2.816% (1 Month USD LIBOR + 31 bps), 7/25/36	8,227,104
2,279,010(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A4, 2.806%	2,273,594
	(1 Month USD LIBOR + 30 bps), 12/25/35
898,715(a)	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M1, 2.876%	894,654
	(1 Month USD LIBOR + 37 bps), 1/25/36
4,000,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class B, 3.405% (1 Month USD LIBOR + 95 bps), 3/17/37 (144A)	3,948,438
3,590,000(a)	Invitation Homes Trust, Series 2018-SFR1, Class E, 4.455% (1 Month USD LIBOR + 200 bps), 3/17/37 (144A)	3,542,753
13,821,000(a)	Invitation Homes Trust, Series 2018-SFR4, Class E, 4.405% (1 Month USD LIBOR + 195 bps), 1/17/38 (144A)	13,529,425
711,678(a)	John Deere Owner Trust, Series 2017-B, Class A2B, 2.565% (1 Month USD LIBOR + 11 bps), 4/15/20	711,609
1,014,379(a)	JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M4, 3.481%	1,016,991
	(1 Month USD LIBOR + 98 bps), 7/25/35
706,318(a)	JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 2.736%	705,115
	(1 Month USD LIBOR + 23 bps), 7/25/36
750,000(a)	KKR Financial CLO, Ltd., Series 2013-1A, Class X, 3.336% (3 Month USD LIBOR + 90 bps), 4/15/29 (144A)	750,241
9,479,461(a)	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class M2, 3.206%	9,456,936
	(1 Month USD LIBOR + 70 bps), 7/25/34 (144A)
5,058,679(a)	Laurel Road Prime Student Loan Trust, Series 2017-C, Class A1, 3.056%	5,061,169
	(1 Month USD LIBOR + 55 bps), 11/25/42 (144A)
6,064,866	Laurel Road Prime Student Loan Trust, Series 2018-B, Class A1FX, 2.68%, 5/26/43 (144A)	6,046,735
500,000(a)	LCM 28, Ltd., Series 28A, Class X, 3.352% (3 Month USD LIBOR + 90 bps), 10/20/30 (144A)	499,978

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,144,241(a)	Lehman XS Trust, Series 2005-4, Class 1A3, 3.306% (1 Month USD LIBOR + 80 bps), 10/25/35	$1,125,950
12,000,000(a)	LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, 3.585% (1 Month USD LIBOR + 113 bps), 5/15/28 (144A)	11,845,932
30,035(a)	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 1A1, 2.966%	30,035
	(1 Month USD LIBOR + 46 bps), 1/25/46
2,000,000(a)	Madison Park Funding XXXII, Ltd., Series 2018-32A, Class X, 0.0% (3 Month USD LIBOR + 60 bps), 1/22/31 (144A)	2,000,000
1,666,667(a)	Magnetite XV, Ltd., Series 2015-15A, Class X, 3.04% (3 Month USD LIBOR + 55 bps), 7/25/31 (144A)	1,666,647
15,700,000(a)	Marathon CRE, Ltd., Series 2018-FL1, Class A, 3.605% (1 Month USD LIBOR + 115 bps), 6/15/28 (144A)	15,413,882
583,696	Marlette Funding Trust, Series 2017-1A, Class A, 2.827%, 3/15/24 (144A)	583,391
2,000,000	Marlette Funding Trust, Series 2017-1A, Class B, 4.114%, 3/15/24 (144A)	2,005,405
5,400,000	Marlette Funding Trust, Series 2017-1A, Class C, 6.658%, 3/15/24 (144A)	5,517,225
12,707,325	Marlette Funding Trust, Series 2018-1A, Class A, 2.61%, 3/15/28 (144A)	12,667,197
4,406,394	Marlette Funding Trust, Series 2018-2A, Class A, 3.06%, 7/17/28 (144A)	4,399,687
8,258,334	Marlette Funding Trust, Series 2018-3A, Class A, 3.2%, 9/15/28 (144A)	8,248,286
4,410,075	Marlin Receivables LLC, Series 2018-1A, Class A1, 2.55%, 7/22/19 (144A)	4,410,179
6,000,000	Marlin Receivables LLC, Series 2018-1A, Class A2, 3.05%, 10/20/20 (144A)	5,996,621
9,300,000(a)	Master Credit Card Trust II, Series 2018-3A, Class A, 2.819% (1 Month USD LIBOR + 34 bps), 1/21/22 (144A)	9,311,061
26,902(a)	Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M3, 3.226%	27,073
	(1 Month USD LIBOR + 72 bps), 3/25/35
214,854(a)	Mastr Specialized Loan Trust, Series 2006-1, Class A, 2.806% (1 Month USD LIBOR + 30 bps), 1/25/36 (144A)	214,737
12,050,000(a)	MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 2.715%	12,047,711
	(1 Month USD LIBOR + 26 bps), 8/16/21
55,499(a)	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, 2.655% (1 Month USD LIBOR + 20 bps), 8/15/19	55,500
3,800,842	Mercedes-Benz Auto Lease Trust, Series 2018-A, Class A2, 2.2%, 4/15/20	3,792,554
473,009(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1B, 3.366% (1 Month USD LIBOR + 86 bps), 6/25/35	469,109
3,426,163(a)	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M1, 3.256%	3,437,844
	(1 Month USD LIBOR + 75 bps), 6/25/36
7,595,172(b)	MFA Trust, Series 2017-NPL1, Class A1, 3.352%, 11/25/47 (144A)	7,567,655
112,742(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE6, Class M1, 2.896% (1 Month USD LIBOR + 39 bps), 11/25/35	112,463
663,558(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC1, Class M2, 3.241% (1 Month USD LIBOR + 74 bps), 1/25/35	662,746
186,998(a)	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M4, 3.466% (1 Month USD LIBOR + 96 bps), 6/25/35	187,405
97,354(a)	Morgan Stanley Home Equity Loan Trust, Series 2005-1, Class M3, 3.286%	97,495
	(1 Month USD LIBOR + 78 bps), 12/25/34
741,718(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 2.786%	740,413
	(1 Month USD LIBOR + 28 bps), 2/25/36
2,931,250(a)	Motor Plc, Series 2017-1A, Class A1, 3.036% (1 Month USD LIBOR + 53 bps), 9/25/24 (144A)	2,924,496
3,714,197(a)	National Collegiate Trust, Series 2007-A, Class A, 2.801% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	3,639,928
18,993,272(c)	Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038%, 9/25/27 (144A)	18,933,918
26,379,150(c)	Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76%, 2/25/28 (144A)	26,307,927
570,271(a)	Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4, 2.786%	567,457
	(1 Month USD LIBOR + 28 bps), 9/25/36
7,500,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2017-1, Class A, 3.286% (1 Month USD LIBOR + 78 bps), 6/27/22 (144A)	7,507,916
2,700,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2017-1, Class C, 4.056% (1 Month USD LIBOR + 155 bps), 6/27/22 (144A)	2,706,263
6,500,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 3.136% (1 Month USD LIBOR + 63 bps), 9/25/23 (144A)	6,497,559
1,100,000(a)	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class C, 3.556% (1 Month USD LIBOR + 105 bps), 9/25/23 (144A)	1,101,782
499,514	Navitas Equipment Receivables LLC, Series 2016-1, Class A2, 2.2%, 6/15/21 (144A)	498,253
4,600,000	Navitas Equipment Receivables LLC, Series 2016-1, Class B, 3.22%, 10/15/21 (144A)	4,568,338
10,714,137(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 2.924% (3 Month USD LIBOR + 10 bps), 3/23/37	10,606,532
950,000(a)	Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class X, 3.036%	949,991
	(3 Month USD LIBOR + 60 bps), 1/15/28 (144A)
5,000,000(a)	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class XR2, 3.389%	4,999,950
	(3 Month USD LIBOR + 90 bps), 10/21/30 (144A)
2,750,000(a)	Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class XR, 3.349%	2,749,970
	(3 Month USD LIBOR + 90 bps), 10/17/30 (144A)
7,107,879(a)	New Century Home Equity Loan Trust, Series 2005-1, Class M1, 3.181%	7,070,377
	(1 Month USD LIBOR + 68 bps), 3/25/35

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
5,626,871(a)	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 3.181%	$5,623,677
	(1 Month USD LIBOR + 68 bps), 6/25/35
85,069(a)	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 3.241%	85,107
	(1 Month USD LIBOR + 74 bps), 7/25/35
741,000	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.575%, 10/15/49 (144A)	736,379
5,494,157(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 4.506% (1 Month USD LIBOR + 200 bps), 2/15/43 (144A)	5,489,686
6,362,877(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 4.206% (1 Month USD LIBOR + 170 bps), 2/25/44 (144A)	6,362,866
4,894,521(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.506% (1 Month USD LIBOR + 300 bps), 2/25/44 (144A)	4,894,507
7,250,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 4.155%	7,276,482
	(1 Month USD LIBOR + 170 bps), 4/15/21 (144A)
5,000,000(a)	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A1, 3.555%	5,026,002
	(1 Month USD LIBOR + 110 bps), 9/15/21 (144A)
14,050,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A1, 3.305%	14,127,799
	(1 Month USD LIBOR + 85 bps), 4/18/22 (144A)
5,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 3.135%	5,310,964
	(1 Month USD LIBOR + 68 bps), 10/17/22 (144A)
5,288,957(a)	Nissan Auto Lease Trust, Series 2017-B, Class A2B, 2.665% (1 Month USD LIBOR + 21 bps), 12/16/19	5,288,404
211,630(a)	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 2.515%	211,631
	(1 Month USD LIBOR + 6 bps), 1/15/20
6,059,000(a)	Nissan Master Owner Trust Receivables, Series 2017-A, Class A, 2.765%	6,060,989
	(1 Month USD LIBOR + 31 bps), 4/15/21
6,600,000(a)	Nissan Master Owner Trust Receivables, Series 2017-C, Class A, 2.775%	6,590,810
	(1 Month USD LIBOR + 32 bps), 10/17/22
203,695(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.286% (1 Month USD LIBOR + 78 bps), 5/25/33	202,663
5,162,683(a)	NovaStar Mortgage Funding Trust, Series 2005-1, Class M4, 3.526% (1 Month USD LIBOR + 102 bps), 6/25/35	5,159,971
6,334,607(a)	NovaStar Mortgage Funding Trust, Series 2005-3, Class M1, 3.181% (1 Month USD LIBOR + 68 bps), 1/25/36	6,310,259
1,353,837	NYCTL Trust, Series 2017-A, Class A, 1.87%, 11/10/30 (144A)	1,339,625
7,307,476(b)	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A1, 3.0%, 7/25/57 (144A)	7,145,595
500,000(a)	OCP CLO, Ltd., Series 2014-6A, Class X, 3.149% (3 Month USD LIBOR + 70 bps), 10/17/30 (144A)	500,100
4,000,000(a)	Octagon Investment Partners XVI, Ltd., Series 2013-1A, Class XR, 2.886%	3,999,924
	(3 Month USD LIBOR + 55 bps), 7/17/30 (144A)
5,600,000(a)	Octagon Investment Partners XVII, Ltd., Series 2013-1A, Class A1R2, 3.49%	5,475,540
	(3 Month USD LIBOR + 100 bps), 1/25/31 (144A)
5,687,500(a)	Octagon Investment Partners XXII, Ltd., Series 2014-1A, Class XRR, 3.119%	5,686,436
	(3 Month USD LIBOR + 65 bps), 1/22/30 (144A)
9,250,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 7/18/25 (144A)	9,317,033
6,650,000(a)	OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 3.24% (1 Month USD LIBOR + 80 bps), 9/14/32 (144A)	6,665,208
1,007,804(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A1B, 3.166% (1 Month USD LIBOR + 66 bps), 2/25/35	1,007,103
62,908(a)	Option One Mortgage Loan Trust, Series 2005-1, Class A4, 3.306% (1 Month USD LIBOR + 80 bps), 2/25/35	62,895
7,843,812(a)	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 3.241% (1 Month USD LIBOR + 74 bps), 8/25/35	7,818,938
3,237,324(a)	Option One Mortgage Loan Trust, Series 2005-4, Class M1, 2.946% (1 Month USD LIBOR + 44 bps), 11/25/35	3,232,702
4,423,272(a)	Option One Mortgage Loan Trust, Series 2006-1, Class 2A3, 2.696% (1 Month USD LIBOR + 19 bps), 1/25/36	4,414,128
26,032(b)	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.9%, 3/25/37	25,426
108,144	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2A, 2.3%, 5/11/20 (144A)	108,049
713,122(a)	Oscar US Funding Trust VI LLC, Series 2017-1A, Class A2B, 3.187% (1 Month USD LIBOR + 80 bps), 5/11/20 (144A)	713,376
1,316,466(a)	Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2B, 3.037% (1 Month USD LIBOR + 65 bps), 11/10/20 (144A)	1,317,166
171,411	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.91%, 4/12/21 (144A)	171,020
3,895,700(a)	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2B, 2.877% (1 Month USD LIBOR + 49 bps), 4/12/21 (144A)	3,896,121
10,050,000	Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21 (144A)	10,037,417
113,750	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	114,102
3,500,000(a)	OZLM VIII, Ltd., Series 2014-8A, Class XRR, 3.155% (3 Month USD LIBOR + 70 bps), 10/17/29 (144A)	3,499,853

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
3,000,000(a)	OZLM XXII, Ltd., Series 2018-22A, Class X, 2.999% (3 Month USD LIBOR + 55 bps), 1/17/31 (144A)	$2,997,342
18,010,166(a)	Palmer Square CLO, Ltd., Series 2018-3A, Class A1, 3.466% (3 Month USD LIBOR + 85 bps), 8/15/26 (144A)	17,833,450
5,695,942(a)	Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1, 3.176% (3 Month USD LIBOR + 74 bps), 10/15/25 (144A)	5,645,653
13,050,300(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A1, 3.036% (3 Month USD LIBOR + 60 bps), 4/15/26 (144A)	12,873,638
4,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-1A, Class A2, 3.486% (3 Month USD LIBOR + 105 bps), 4/15/26 (144A)	4,161,405
5,061,057(a)	Palmer Square Loan Funding, Ltd., Series 2018-2A, Class A1, 3.086% (3 Month USD LIBOR + 65 bps), 7/15/26 (144A)	4,996,863
9,100,000(a)	Palmer Square Loan Funding, Ltd., Series 2018-4A, Class A1, 3.15% (3 Month USD LIBOR + 90 bps), 11/15/26 (144A)	9,014,742
125,458(a)	People's Choice Home Loan Securities Trust, Series 2004-2, Class M1, 3.406% (1 Month USD LIBOR + 90 bps), 10/25/34	125,578
5,000,000(a)	Pepper Residential Securities Trust, Series 19A, Class A1U2, 2.771% (1 Month USD LIBOR + 35 bps), 10/12/19 (144A)	4,963,880
2,600,000(a)	PFS Financing Corp., Series 2017-AA, Class A, 3.035% (1 Month USD LIBOR + 58 bps), 3/15/21 (144A)	2,599,747
2,000,000(a)	PFS Financing Corp., Series 2017-AA, Class B, 3.405% (1 Month USD LIBOR + 95 bps), 3/15/21 (144A)	1,996,498
6,700,000(a)	PFS Financing Corp., Series 2017-BA, Class A1, 3.055% (1 Month USD LIBOR + 60 bps), 7/15/22 (144A)	6,715,580
4,750,000(a)	PFS Financing Corp., Series 2017-C, Class A, 2.925% (1 Month USD LIBOR +	4,743,922
	47 bps), 10/15/21 (144A)
5,750,000(a)	PFS Financing Corp., Series 2017-C, Class B, 3.255% (1 Month USD LIBOR +	5,746,411
	80 bps), 10/15/21 (144A)
17,500,000(a)	PFS Financing Corp., Series 2018-E, Class A, 2.905% (1 Month USD LIBOR +	17,495,401
	45 bps), 10/17/22 (144A)
255,259(a)	Popular ABS Mortgage Pass-Through Trust, Series 2005-A, Class M1, 2.936% (1 Month USD LIBOR + 43 bps), 6/25/35	255,015
382(a)	Popular ABS Mortgage Pass-Through Trust, Series 2006-A, Class A4, 2.826%	382
	(1 Month USD LIBOR + 32 bps), 2/25/36
2,371,869	Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.4%, 4/15/21 (144A)	2,368,911
3,065,309(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (144A)	3,038,574
5,369,214(b)	Pretium Mortgage Credit Partners I LLC, Series 2017-NPL4, Class A1, 3.25%, 8/27/32 (144A)	5,315,098
6,500,000(a)	Progress Residential Trust, Series 2016-SFR2, Class F, 6.675% (1 Month USD LIBOR + 422 bps), 1/17/34 (144A)	6,510,067
1,681,710(b)	PRPM LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (144A)	1,678,444
2,600,000	Purchasing Power Funding LLC, Series 2018-A, Class B, 3.58%, 8/15/22 (144A)	2,589,980
112,984(a)	Quest Trust, Series 2004-X1, Class A, 3.166% (1 Month USD LIBOR + 66 bps), 3/25/34 (144A)	112,937
92,672(a)	RAAC Trust, Series 2005-RP3, Class M1, 3.306% (1 Month USD LIBOR + 80 bps), 5/25/39 (144A)	92,630
8,500,000(a)	RAAC Trust, Series 2006-RP1, Class M2, 3.515% (1 Month USD LIBOR + 120 bps), 10/25/45 (144A)	8,572,329
11,443(a)	RAAC Trust, Series 2006-RP2, Class A, 2.756% (1 Month USD LIBOR + 25 bps), 2/25/37 (144A)	11,440
1,158,116(a)	RAMP Trust, Series 2005-EFC6, Class M2, 3.151% (1 Month USD LIBOR + 65 bps), 11/25/35	1,155,580
717,043(a)	RAMP Trust, Series 2005-RS2, Class M3, 3.056% (1 Month USD LIBOR + 55 bps), 2/25/35	717,179
7,350,000(a)	RAMP Trust, Series 2005-RS7, Class M1, 3.006% (1 Month USD LIBOR + 50 bps), 7/25/35	7,347,251
221,792(a)	RAMP Trust, Series 2006-EFC2, Class A3, 2.666% (1 Month USD LIBOR + 16 bps), 12/25/36	220,936
43,641(a)	RAMP Trust, Series 2006-RZ3, Class A3, 2.796% (1 Month USD LIBOR + 29 bps), 8/25/36	43,549
1,780,905(a)	RASC Trust, Series 2001-KS3, Class AII, 2.966% (1 Month USD LIBOR + 46 bps), 9/25/31	1,762,972
3,813,983(a)	RASC Trust, Series 2005-EMX3, Class M3, 2.966% (1 Month USD LIBOR + 46 bps), 9/25/35	3,815,461
1,722,362(a)	RASC Trust, Series 2005-EMX4, Class M2, 3.166% (1 Month USD LIBOR + 66 bps), 11/25/35	1,723,529
1,885,144(a)	RASC Trust, Series 2005-KS1, Class M1, 3.181% (1 Month USD LIBOR + 68 bps), 2/25/35	1,884,114
2,167,060(a)	RASC Trust, Series 2005-KS2, Class M1, 3.151% (1 Month USD LIBOR + 65 bps), 3/25/35	2,161,575
1,788,645(a)	RASC Trust, Series 2005-KS7, Class M4, 3.376% (1 Month USD LIBOR + 87 bps), 8/25/35	1,789,689
1,476,483(a)	RASC Trust, Series 2005-KS8, Class M3, 2.986% (1 Month USD LIBOR + 48 bps), 8/25/35	1,475,267

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,595,833(a)	RASC Trust, Series 2005-KS10, Class M1, 2.916% (1 Month USD LIBOR + 41 bps), 11/25/35	$1,595,026
426,936(a)	RASC Trust, Series 2005-KS11, Class M1, 2.906% (1 Month USD LIBOR + 40 bps), 12/25/35	427,477
1,850,590(b)	RCO Mortgage LLC, Series 2017-1, Class A1, 3.375%, 8/25/22 (144A)	1,839,724
13,799,813(a)	Ready Capital Mortgage Financing LLC, Series 2018-FL2, Class A, 3.356%	13,706,301
	(1 Month USD LIBOR + 85 bps), 6/25/35 (144A)
7,848,393(c)	RMF Buyout Issuance Trust, Series 2018-1, Class A, 3.436%, 11/25/28 (144A)	7,848,389
2,000,000(c)	RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.912%, 11/25/28 (144A)	1,999,998
7,500,000(a)	Rosy, Series 2018-1, Class A2, 5.595% (1 Month USD LIBOR + 325 bps), 12/15/25 (144A)	7,500,000
4,350,000(a)	RR 5, Ltd., Series 2018-5A, Class X, 3.034% (3 Month USD LIBOR + 60 bps), 10/15/31 (144A)	4,349,961
277,801(a)	SACO I Trust, Series 2005-5, Class 2M4, 3.631% (1 Month USD LIBOR + 113 bps), 5/25/35	276,534
48,601(a)	Salomon Mortgage Loan Trust, Series 2001-CB4, Class 1A1, 3.215% (1 Month USD LIBOR + 90 bps), 11/25/33	48,569
188,162	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74%, 1/15/21	188,059
1,750,131	Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09%, 4/15/22	1,749,681
9,869,575	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.89%, 6/15/21	9,844,250
428,073	Santander Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.87%, 12/15/20	427,834
3,984,735(a)	Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, 2.74% (1 Month USD LIBOR + 27 bps), 3/20/20 (144A)	3,984,729
108,569(a)	SASCO Mortgage Loan Trust, Series 2005-GEL1, Class M1, 3.14% (1 Month USD LIBOR + 83 bps), 12/25/34	108,397
5,499,468(a)	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 2.656% (1 Month USD LIBOR + 15 bps), 9/25/36	5,469,399
4,844,746	SCF Equipment Leasing LLC, Series 2018-1A, Class A1, 2.81%, 4/20/21 (144A)	4,842,739
363,012	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	362,338
34,114(a)	Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 2.936% (1 Month USD LIBOR + 43 bps), 10/25/35	33,701
1,976,936(a)	Securitized Term Auto Receivables Trust, Series 2017-2A, Class A2B, 2.706% (1 Month USD LIBOR + 20 bps), 1/27/20 (144A)	1,976,955
1,079,192(a)	Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 2.856%	1,060,387
	(1 Month USD LIBOR + 35 bps), 4/25/37 (144A)
4,164,028(a)	SG Mortgage Securities Trust, Series 2005-OPT1, Class M1, 2.936% (1 Month USD LIBOR + 43 bps), 10/25/35	4,160,380
569,126(c)	Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class A, 2.05%, 6/20/31 (144A)	568,439
337,487	Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32 (144A)	332,699
4,152,077	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	4,148,621
4,947,442	Sofi Consumer Loan Program LLC, Series 2016-1, Class A, 3.26%, 8/25/25 (144A)	4,938,892
2,309,904	Sofi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/25 (144A)	2,305,042
1,041,565	Sofi Consumer Loan Program LLC, Series 2016-3, Class A, 3.05%, 12/26/25 (144A)	1,039,307
3,241,542	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	3,239,618
9,058,987	Sofi Consumer Loan Program LLC, Series 2017-1, Class A, 3.28%, 1/26/26 (144A)	9,054,305
318,729	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 5/25/26 (144A)	315,893
810,965	Sofi Consumer Loan Program LLC, Series 2017-5, Class A1, 2.14%, 9/25/26 (144A)	806,919
1,952,305	Sofi Consumer Loan Program LLC, Series 2017-6, Class A1, 2.2%, 11/25/26 (144A)	1,942,199
1,378,004	Sofi Consumer Loan Program LLC, Series 2017-F, Class A1FX, 2.05%, 1/25/41 (144A)	1,363,138
2,860,471	Sofi Consumer Loan Program Trust, Series 2018-1, Class A1, 2.55%, 2/25/27 (144A)	2,844,011
2,612,900	Sofi Consumer Loan Program Trust, Series 2018-2, Class A1, 2.93%, 4/26/27 (144A)	2,606,277
5,636,858	Sofi Consumer Loan Program Trust, Series 2018-3, Class A1, 3.2%, 8/25/27 (144A)	5,625,083
14,740,544	Sofi Consumer Loan Program Trust, Series 2018-4, Class A, 3.54%, 11/26/27 (144A)	14,756,294
330,160(a)	Sofi Professional Loan Program LLC, Series 2014-A, Class A1, 4.106%	331,749
	(1 Month USD LIBOR + 160 bps), 6/25/25 (144A)

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
3,866,576(a)	Sofi Professional Loan Program LLC, Series 2014-B, Class A1, 3.756%	$3,896,806
	(1 Month USD LIBOR + 125 bps), 8/25/32 (144A)
1,336,897(a)	Sofi Professional Loan Program LLC, Series 2015-B, Class A1, 3.556%	1,353,756
	(1 Month USD LIBOR + 105 bps), 4/25/35 (144A)
1,437,489(a)	Sofi Professional Loan Program LLC, Series 2015-C, Class A1, 3.556%	1,446,871
	(1 Month USD LIBOR + 105 bps), 8/27/35 (144A)
2,371,993(a)	Sofi Professional Loan Program LLC, Series 2016-A, Class A1, 4.256%	2,423,007
	(1 Month USD LIBOR + 175 bps), 8/25/36 (144A)
2,023,374(a)	Sofi Professional Loan Program LLC, Series 2016-B, Class A1, 3.706%	2,049,153
	(1 Month USD LIBOR + 120 bps), 6/25/33 (144A)
1,028,550(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 3.606%	1,042,161
	(1 Month USD LIBOR + 110 bps), 10/27/36 (144A)
1,385,692(a)	Sofi Professional Loan Program LLC, Series 2016-D, Class A1, 3.456%	1,394,491
	(1 Month USD LIBOR + 95 bps), 1/25/39 (144A)
4,378,197(a)	Sofi Professional Loan Program LLC, Series 2016-E, Class A1, 3.356%	4,397,841
	(1 Month USD LIBOR + 85 bps), 7/25/39 (144A)
1,017,874(a)	Sofi Professional Loan Program LLC, Series 2017-A, Class A1, 3.206%	1,020,622
	(1 Month USD LIBOR + 70 bps), 3/26/40 (144A)
713,624	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 5/25/40 (144A)	709,182
1,183,953(a)	Sofi Professional Loan Program LLC, Series 2017-C, Class A1, 3.106%	1,186,149
	(1 Month USD LIBOR + 60 bps), 7/25/40 (144A)
5,512,377	Sofi Professional Loan Program LLC, Series 2017-D, Class A1FX, 1.72%, 9/25/40 (144A)	5,473,503
3,137,494(a)	Sofi Professional Loan Program LLC, Series 2017-E, Class A1, 3.006%	3,145,862
	(1 Month USD LIBOR + 50 bps), 11/26/40 (144A)
3,740,789(a)	Sofi Professional Loan Program LLC, Series 2018-A, Class A1, 2.856%	3,741,683
	(1 Month USD LIBOR + 35 bps), 2/25/42 (144A)
2,707,086	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.39%, 2/25/42 (144A)	2,683,394
12,646,775	Sofi Professional Loan Program Trust, Series 2018-B, Class A1FX, 2.64%, 8/25/47 (144A)	12,587,353
13,832,613	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (144A)	13,813,535
1,625,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class AT1, 3.62%, 10/17/50 (144A)	1,631,679
750,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class CT1, 4.16%, 10/17/50 (144A)	748,820
4,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class E, 5.055% (1 Month USD LIBOR + 260 bps), 1/17/35 (144A)	4,466,876
4,125,000(a)	Stewart Park CLO, Ltd., Series 2015-1A, Class X, 3.036% (3 Month USD LIBOR + 60 bps), 1/15/30 (144A)	4,124,963
2,408,540(a)	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A1, 3.266%	2,400,355
	(1 Month USD LIBOR + 76 bps), 1/25/33
2,076,577(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A4, 3.506%	2,079,008
	(1 Month USD LIBOR + 100 bps), 11/25/34
173,826(a)	Structured Asset Investment Loan Trust, Series 2004-10, Class A7, 3.566%	174,603
	(1 Month USD LIBOR + 106 bps), 11/25/34
405,243(a)	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M1, 2.976% (1 Month USD LIBOR + 47 bps), 7/25/35	405,059
4,283,018(a)	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 3.226% (1 Month USD LIBOR + 72 bps), 9/25/35	4,264,260
100,000(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M4, 2.976% (1 Month USD LIBOR + 47 bps), 5/25/35	100,011
211,694(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-EQ1A, Class A4, 2.656% (1 Month USD LIBOR + 15 bps), 7/25/36 (144A)	211,483
4,767,913(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OPT1, Class A1, 2.686% (1 Month USD LIBOR + 18 bps), 4/25/36	4,695,158
2,646,639(a)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-TC1, Class A, 2.806% (1 Month USD LIBOR + 30 bps), 4/25/31 (144A)	2,630,406
654,093(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 2003-BC2, Class M1, 4.006% (1 Month USD LIBOR + 150 bps), 2/25/33	660,590
1,873,036(a)	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, 2.936%	1,873,899
	(1 Month USD LIBOR + 43 bps), 9/25/35
1,133,592(a)	Structured Asset Securities Corp. Trust, Series 2005-WF1, Class A3, 3.166%	1,134,030
	(1 Month USD LIBOR + 66 bps), 2/25/35
1,750,000(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class X, 2.936% (3 Month USD LIBOR + 50 bps), 4/16/31 (144A)	1,749,984
875,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	868,087
2,583,303	Tax Ease Funding LLC, Series 2016-1A, Class A, 3.131%, 6/15/28 (144A)	2,577,692
1,993,440	TCF Auto Receivables Owner Trust, Series 2016-PT1A, Class A, 1.93%, 6/15/22 (144A)	1,973,503
1,608,441(a)	Terwin Mortgage Trust, Series 2006-1, Class 1A3, 2.886% (1 Month USD LIBOR + 38 bps), 1/25/37 (144A)	1,610,934
6,607,519(a)	Terwin Mortgage Trust, Series 2006-3, Class 1A2, 2.736% (1 Month USD LIBOR + 23 bps), 4/25/37 (144A)	6,577,197

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
1,000,000(a)	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class X, 3.108% (3 Month USD LIBOR + 65 bps), 10/20/30 (144A)	$987,968
6,000,000	Tidewater Auto Receivables Trust, Series 2016-AA, Class D, 5.86%, 11/15/21 (144A)	6,058,648
4,435,587	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	4,427,091
2,828,555	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A, 4.55%, 4/15/21 (144A)	2,824,061
6,615,647	TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/29 (144A)	6,597,889
19,570,598(a)	Towd Point Asset Trust, Series 2018-SL1, Class A, 3.106% (1 Month USD LIBOR + 60 bps), 1/25/46 (144A)	19,499,921
5,723,777(c)	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.75%, 11/25/60 (144A)	5,632,648
971,253(c)	Towd Point Mortgage Trust, Series 2015-4, Class A1, 3.5%, 4/25/55 (144A)	967,632
2,701,659(c)	Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.5%, 2/25/55 (144A)	2,694,261
6,730,098(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.915% (1 Month USD LIBOR + 60 bps), 2/25/57 (144A)	6,693,351
4,153,329(c)	Towd Point Mortgage Trust, Series 2017-5, Class XA, 3.5%, 2/25/57 (144A)	4,098,290
2,845,388(a)	Toyota Auto Receivables Owner Trust, Series 2017-C, Class A2B, 2.535%	2,845,078
	(1 Month USD LIBOR + 8 bps), 7/15/20
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class A1, 3.305%	8,020,000
	(1 Month USD LIBOR + 85 bps), 12/15/20 (144A)
2,000,000(a)	Trafigura Securitisation Finance Plc, Series 2017-1A, Class B, 4.155% (1 Month USD LIBOR + 170 bps), 12/15/20 (144A)	2,013,281
13,750,000(a)	Trafigura Securitisation Finance Plc, Series 2018-1A, Class A1, 3.185%	13,753,575
	(1 Month USD LIBOR + 73 bps), 3/15/22 (144A)
2,500,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	2,522,708
3,500,000(a)	Tralee CLO V, Ltd., Series 2018-5A, Class AX, 3.459% (3 Month USD LIBOR + 70 bps), 10/20/28 (144A)	3,499,804
18,500,000(a)	Trillium Credit Card Trust II, Series 2018-2A, Class A, 2.856% (1 Month USD LIBOR + 35 bps), 9/26/23 (144A)	18,483,637
643,446(a)	Truman Capital Mortgage Loan Trust, Series 2004-1, Class M2, 5.056%	646,893
	(1 Month USD LIBOR + 255 bps), 1/25/34 (144A)
1,795,542	United Auto Credit Securitization Trust, Series 2016-2, Class D, 3.58%, 12/10/21 (144A)	1,795,608
6,500,000	United Auto Credit Securitization Trust, Series 2016-2, Class E, 5.5%, 1/10/23 (144A)	6,514,999
3,522,957	United Auto Credit Securitization Trust, Series 2017-1, Class C, 2.71%, 1/10/22 (144A)	3,519,085
1,476,677	United Auto Credit Securitization Trust, Series 2018-1, Class A, 2.26%, 4/10/20 (144A)	1,475,177
8,750,000	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.76%, 10/13/20 (144A)	8,723,592
771,902	Upstart Securitization Trust, Series 2017-1, Class A, 2.639%, 6/20/24 (144A)	771,133
4,948,546	Upstart Securitization Trust, Series 2017-2, Class A, 2.508%, 3/20/25 (144A)	4,936,332
2,487,258	Upstart Securitization Trust, Series 2018-1, Class A, 3.015%, 8/20/25 (144A)	2,484,783
9,450,000	Upstart Securitization Trust, Series 2018-1, Class B, 3.887%, 8/20/25 (144A)	9,428,418
5,754,174	Upstart Securitization Trust, Series 2018-2, Class A, 3.33%, 12/22/25 (144A)	5,745,096
250,000(a)	Venture 32 CLO, Ltd., Series 2018-32RR, Class AX, 3.083% (3 Month USD LIBOR + 75 bps), 7/19/31 (144A)	249,750
8,079,887	Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (144A)	8,040,337
4,500,000(a)	Verizon Owner Trust, Series 2017-3A, Class A1B, 2.74% (1 Month USD LIBOR + 27 bps), 4/20/22 (144A)	4,498,650
12,300,000(a)	Verizon Owner Trust, Series 2018-1A, Class A1B, 2.73% (1 Month USD LIBOR + 26 bps), 9/20/22 (144A)	12,281,474
1,959,323	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 4/17/23 (144A)	1,953,486
18,301,254	Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.63%, 5/15/23 (144A)	18,303,732
1,681,061(b)	VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 6/25/47 (144A)	1,672,907
850,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, 2.955% (1 Month USD LIBOR + 50 bps), 11/15/22 (144A)	851,799
11,250,000(a)	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 2.975% (1 Month USD LIBOR + 52 bps), 7/17/23 (144A)	11,368,238
636,361(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-3, Class M3, 3.196% (1 Month USD LIBOR + 69 bps), 11/25/35	636,511
540,375(a)	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4, 2.756% (1 Month USD LIBOR + 25 bps), 7/25/36	538,934
405,306	Westgate Resorts LLC, Series 2014-1A, Class A, 2.15%, 12/20/26 (144A)	404,526
1,892,603	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	1,888,808
259,662	Westgate Resorts LLC, Series 2016-1A, Class A, 3.5%, 12/20/28 (144A)	259,173
5,274,758	Westgate Resorts LLC, Series 2017-1A, Class A, 3.05%, 12/20/30 (144A)	5,238,582
2,760,048	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	2,761,561
5,452,406	Westgate Resorts LLC, Series 2018-1A, Class B, 3.58%, 12/20/31 (144A)	5,429,975
845,334	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	846,578

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
2,300,000	Westlake Automobile Receivables Trust, Series 2015-3A, Class E, 5.89%, 7/15/22 (144A)	$2,303,558
7,982,318	Westlake Automobile Receivables Trust, Series 2016-1A, Class D, 4.55%, 9/15/21 (144A)	8,007,828
2,770,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.52%, 6/15/22 (144A)	2,791,705
6,770,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	6,872,309
1,740,647(a)	Westlake Automobile Receivables Trust, Series 2017-2A, Class A2B, 2.805% (1 Month USD LIBOR + 35 bps), 7/15/20 (144A)	1,740,823
5,623,203(a)	Westlake Automobile Receivables Trust, Series 2018-1A, Class A2B, 2.705% (1 Month USD LIBOR + 25 bps), 12/15/20 (144A)	5,621,658
4,510,000	Westlake Automobile Receivables Trust, Series 2018-1A, Class B, 2.67%, 5/17/21 (144A)	4,481,306
9,915,806(a)	Westlake Automobile Receivables Trust, Series 2018-2A, Class A2B, 2.785% (1 Month USD LIBOR + 33 bps), 9/15/21 (144A)	9,919,036
1,387,000	Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 4/20/26 (144A)	1,376,125
4,497,875	Wheels SPV 2 LLC, Series 2018-1A, Class A1, 2.55%, 7/20/19 (144A)	4,498,037
13,116(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 2.786% (1 Month USD LIBOR + 28 bps), 5/25/28	12,976
514,278(a)	World Omni Auto Receivables Trust, Series 2017-A, Class A2B, 2.595%	514,292
	(1 Month USD LIBOR + 14 bps), 8/17/20
5,691,618(a)	World Omni Auto Receivables Trust, Series 2017-B, Class A2B, 2.555%	5,690,628
	(1 Month USD LIBOR + 10 bps), 2/16/21
5,048,502	World Omni Auto Receivables Trust, Series 2018-A, Class A2, 2.19%, 5/17/21	5,030,447
11,888,075	World Omni Select Auto Trust, Series 2018-1A, Class A1, 2.782%, 11/15/19 (144A)	11,882,636
3,750,000	World Omni Select Auto Trust, Series 2018-1A, Class A2, 3.24%, 4/15/22 (144A)	3,756,449
	TOTAL ASSET BACKED SECURITIES
	(Cost $2,313,881,961)	$2,308,740,469
	COLLATERALIZED MORTGAGE OBLIGATIONS - 24.9% of Net Assets
11,500,000(a)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class C, 3.705%	$11,298,996
	(1 Month USD LIBOR + 125 bps), 9/15/34 (144A)
4,768,673(a)	A10 Term Asset Financing LLC, Series 2017-1A, Class A1FL, 3.305% (1 Month USD LIBOR + 85 bps), 3/15/36 (144A)	4,768,978
826,847(c)	Agate Bay Mortgage Trust, Series 2014-3, Class A4, 3.0%, 11/25/44 (144A)	820,322
566,532(a)	Alternative Loan Trust, Series 2004-6CB, Class A, 3.086% (1 Month USD LIBOR + 58 bps), 5/25/34	562,203
4,430,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A, 4.155% (1 Month USD LIBOR + 170 bps), 9/15/26 (144A)	4,397,823
9,890,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A, 3.755% (1 Month USD LIBOR + 130 bps), 4/15/27 (144A)	9,820,458
10,636,977(a)	AREIT Trust, Series 2018-CRE1, Class A, 3.29% (1 Month USD LIBOR + 85 bps), 2/14/35 (144A)	10,529,718
8,213,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.507% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	8,215,585
32,362(a)	Banc of America Funding Trust, Series 2005-A, Class 5A2, 2.78% (1 Month USD LIBOR + 31 bps), 2/20/35	32,235
2,313,771(a)	Banc of America Funding Trust, Series 2005-C, Class A2, 2.72% (1 Month USD LIBOR + 25 bps), 5/20/35	2,287,773
105,447(c)	Banc of America Mortgage Trust, Series 2004-I, Class 1A1, 4.746%, 10/25/34	105,640
1,750,000(a)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class B, 5.057%	1,749,530
	(1 Month USD LIBOR + 275 bps), 11/15/33 (144A)
3,534,020(a)	Bancorp Commercial Mortgage Trust, Series 2017-CRE2, Class A, 3.25%	3,527,411
	(1 Month USD LIBOR + 85 bps), 8/15/32 (144A)
4,378,217(a)	Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.355%	4,370,313
	(1 Month USD LIBOR + 90 bps), 9/15/35 (144A)
13,408,384(a)	BDS, Series 2018-FL2, Class A, 3.405% (1 Month USD LIBOR + 95 bps), 8/15/35 (144A)	13,153,139
1,372,497(a)	Bear Stearns ALT-A Trust, Series 2004-4, Class A1, 3.106% (1 Month USD LIBOR + 60 bps), 6/25/34	1,359,666
106,927(a)	Bear Stearns ALT-A Trust, Series 2004-11, Class 1A2, 3.346% (1 Month USD LIBOR + 84 bps), 11/25/34	106,200
3,164,019(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A1, 3.206% (1 Month USD LIBOR + 70 bps), 1/25/35	3,153,345
1,210,874(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A2, 3.346% (1 Month USD LIBOR + 84 bps), 1/25/35	1,200,148
1,724,091(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 3.206% (1 Month USD LIBOR + 70 bps), 1/25/35	1,712,427
850,461(a)	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A4, 3.346% (1 Month USD LIBOR + 84 bps), 1/25/35	844,454
253,530(a)	Bear Stearns ALT-A Trust, Series 2004-13, Class A1, 3.246% (1 Month USD LIBOR + 74 bps), 11/25/34	252,070
205,862(a)	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, 3.006% (1 Month USD LIBOR + 50 bps), 3/25/35	204,781

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
7,812,137(a)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 3.046% (1 Month USD LIBOR + 54 bps), 8/25/35	$7,755,464
138,880(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.256%, 6/25/30	141,576
6,155,570(a)	Bellemeade Re, Ltd., Series 2017-1, Class M1, 4.206% (1 Month USD LIBOR + 170 bps), 10/25/27 (144A)	6,182,710
17,500,000(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 4.106% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	17,499,977
17,540,000(a)	Bellemeade Re, Ltd., Series 2018-2A, Class M1A, 3.456% (1 Month USD LIBOR + 95 bps), 8/25/28 (144A)	17,495,608
13,100,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1A, 3.706% (1 Month USD LIBOR + 120 bps), 10/25/27 (144A)	13,096,312
1,190,648(a)	BSPRT Issuer, Ltd., Series 2017-FL2, Class A, 3.275% (1 Month USD LIBOR + 82 bps), 10/15/34 (144A)	1,179,000
4,500,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 4.807%	4,500,365
	(1 Month USD LIBOR + 250 bps), 8/18/21 (144A)
5,700,000(a)	BTH-20 Mortgage-Backed Securities Trust, Series 2018-20, Class A, 4.681%	5,700,047
	(1 Month USD LIBOR + 250 bps), 9/24/20 (144A)
7,625,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 4.807%	7,628,908
	(1 Month USD LIBOR + 250 bps), 10/7/21 (144A)
16,700,000(a)	BTH-24 Mortgage-Backed Securities Trust, Series 2018-24, Class A, 4.72%	16,700,000
	(1 Month USD LIBOR + 240 bps), 12/5/20 (144A)
10,883,760(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.205% (1 Month USD LIBOR + 75 bps), 11/15/35 (144A)	10,815,724
7,289,123(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.755% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	7,207,131
6,263,157(a)	BX Trust, Series 2017-APPL, Class B, 3.605% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	6,204,096
11,800,000(a)	BX Trust, Series 2017-IMC, Class B, 3.855% (1 Month USD LIBOR + 140 bps), 10/15/32 (144A)	11,783,078
6,715,000(a)	BX Trust, Series 2017-SLCT, Class B, 3.655% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	6,641,670
9,570,000(a)	BXMT, Ltd., Series 2017-FL1, Class A, 3.325% (1 Month USD LIBOR + 87 bps), 6/15/35 (144A)	9,467,107
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 3.555% (1 Month USD LIBOR + 110 bps), 11/15/34 (144A)	7,898,310
868,125(a)	Canyon Capital CLO, Ltd., Series 2014-2A, Class X, 3.386% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	868,744
618,750(a)	Canyon Capital CLO, Ltd., Series 2015-1A, Class X, 3.386% (3 Month USD LIBOR + 95 bps), 4/15/29 (144A)	619,191
722,572(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 4.309%	722,658
	(1 Month USD LIBOR + 185 bps), 11/15/31 (144A)
10,300,000(a)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.425%	10,171,598
	(1 Month USD LIBOR + 97 bps), 7/15/32 (144A)
5,700,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 3.607%	5,688,552
	(1 Month USD LIBOR + 130 bps), 7/15/30 (144A)
2,041,667(a)	CIFC Funding, Ltd., Series 2013-1A, Class X, 3.286% (3 Month USD LIBOR + 85 bps), 7/16/30 (144A)	2,043,218
1,584	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	1,607
2,300,000(a)	Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class D, 5.755%	2,300,333
	(1 Month USD LIBOR + 330 bps), 7/15/27 (144A)
3,989,180(a)	Citigroup Mortgage Loan Trust, Series 2014-5, Class 1A2, 2.695% (1 Month USD LIBOR + 19 bps), 2/25/46 (144A)	3,968,738
6,700,000(a)	CLNS Trust, Series 2017-IKPR, Class C, 3.5% (1 Month USD LIBOR + 110 bps), 6/11/32 (144A)	6,606,164
7,668,000(a)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.805% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	7,484,814
1,500,000(a)	Cold Storage Trust, Series 2017-ICE3, Class D, 4.555% (1 Month USD LIBOR + 210 bps), 4/15/36 (144A)	1,483,442
10,110,008(a)	Colony Starwood Homes Trust, Series 2016-2A, Class B, 4.205% (1 Month USD LIBOR + 175 bps), 12/17/33 (144A)	10,113,132
7,592,592	COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.928%, 2/10/47	7,581,198
14,427,905	COMM Mortgage Trust, Series 2014-CR16, Class A2, 3.042%, 4/10/47	14,420,397
426,542(a)	COMM Mortgage Trust, Series 2014-FL5, Class B, 3.693% (1 Month USD LIBOR + 215 bps), 10/15/31 (144A)	425,603
9,255,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class A, 3.187% (1 Month USD LIBOR + 80 bps), 8/13/27 (144A)	9,246,981
2,722,000(a)	COMM Mortgage Trust, Series 2014-PAT, Class C, 4.037% (1 Month USD LIBOR + 165 bps), 8/13/27 (144A)	2,717,803
7,340,000(a)	COMM Mortgage Trust, Series 2014-TWC, Class B, 3.987% (1 Month USD LIBOR + 160 bps), 2/13/32 (144A)	7,307,436
7,000,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	6,914,888
8,850,000(a)	COMM Mortgage Trust, Series 2016-SAVA, Class B, 4.649% (1 Month USD LIBOR + 230 bps), 10/15/34 (144A)	8,852,749

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
13,246,317(a)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 3.256%	$13,225,877
	(1 Month USD LIBOR + 75 bps), 4/25/31 (144A)
91,756(a)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 11A2, 3.246% (1 Month USD LIBOR + 74 bps), 6/25/34	89,474
175,667(c)	CSMC Trust, Series 2013-14R, Class 2A1, 2.5%, 10/27/37 (144A)	175,636
1,922,158(c)	CSMC Trust, Series 2014-OAK1, Class 2A4, 3.0%, 11/25/44 (144A)	1,909,749
869,552(c)	CSMC Trust, Series 2014-SAF1, Class A12, 4.0%, 3/25/44 (144A)	867,660
323,584(c)	CSMC Trust, Series 2014-WIN1, Class 2A5, 3.0%, 9/25/44 (144A)	324,932
2,621,655(c)	CSMC Trust, Series 2015-3, Class A3, 3.5%, 3/25/45 (144A)	2,611,824
10,380,000(a)	CSMC Trust, Series 2017-HD, Class B, 3.805% (1 Month USD LIBOR + 135 bps), 2/15/31 (144A)	10,354,256
9,250,000(a)	DBCG Mortgage Trust, Series 2017-BBG, Class A, 3.155% (1 Month USD LIBOR + 70 bps), 6/15/34 (144A)	9,111,165
1,839,999(a)	Deer Creek CLO, Ltd., Series 2017-1A, Class X, 3.469% (3 Month USD LIBOR + 100 bps), 10/20/30 (144A)	1,839,723
10,030,000(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.98% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	10,016,098
842,179(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C01, Class M1, 4.106% (1 Month USD LIBOR + 160 bps), 1/25/24	844,338
664,292(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M1, 3.456% (1 Month USD LIBOR + 95 bps), 5/25/24	664,558
14,418,835(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 5.106% (1 Month USD LIBOR + 260 bps), 5/25/24	15,105,538
4,114,518(a)	Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M2, 7.406% (1 Month USD LIBOR + 490 bps), 11/25/24	4,592,379
83,962(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M1, 4.456% (1 Month USD LIBOR + 195 bps), 8/25/28	84,043
10,854,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C01, Class 1M2, 9.256% (1 Month USD LIBOR + 675 bps), 8/25/28	12,640,262
124,587(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 4.656% (1 Month USD LIBOR + 215 bps), 9/25/28	124,767
498,346(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M1, 3.856% (1 Month USD LIBOR + 135 bps), 1/25/29	499,053
1,379,299(a)	Fannie Mae Connecticut Avenue Securities, Series 2016-C07, Class 2M1, 3.806% (1 Month USD LIBOR + 130 bps), 5/25/29	1,380,806
2,119,621(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M1, 3.806% (1 Month USD LIBOR + 130 bps), 7/25/29	2,126,015
2,166,110(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.656% (1 Month USD LIBOR + 115 bps), 9/25/29	2,170,965
8,722,056(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M1, 3.456% (1 Month USD LIBOR + 95 bps), 10/25/29	8,728,820
3,137,785(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 3.356% (1 Month USD LIBOR + 85 bps), 11/25/29	3,137,782
3,685,293(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 3.056% (1 Month USD LIBOR + 55 bps), 1/25/30	3,679,889
10,526,604(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 4.706% (1 Month USD LIBOR + 220 bps), 1/25/30	10,564,526
9,873,392(a)	Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 4.906% (1 Month USD LIBOR + 240 bps), 5/25/30	10,029,889
3,716,488(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 3.106% (1 Month USD LIBOR + 60 bps), 7/25/30	3,703,270
10,188,016(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C02, Class 2M1, 3.156% (1 Month USD LIBOR + 65 bps), 8/25/30	10,176,553
13,736,137(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M1, 3.256% (1 Month USD LIBOR + 75 bps), 12/25/30	13,725,447
7,445,545(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.226% (1 Month USD LIBOR + 72 bps), 1/25/31	7,427,897
495,854(a)	Federal Home Loan Mortgage Corp. REMICS, Series 1695, Class EG, 3.505%	505,196
	(1 Month USD LIBOR + 105 bps), 3/15/24
215,087(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2106, Class F, 2.905%	215,582
	(1 Month USD LIBOR + 45 bps), 12/15/28
123,036(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2122, Class FD, 2.805%	122,917
	(1 Month USD LIBOR + 35 bps), 2/15/29
46,443(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2156, Class FQ, 2.805%	46,720
	(1 Month USD LIBOR + 35 bps), 5/15/29
250,109(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2186, Class FY, 3.055%	253,752
	(1 Month USD LIBOR + 60 bps), 4/15/28
42,875(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2368, Class AF, 3.405%	43,496
	(1 Month USD LIBOR + 95 bps), 10/15/31
50,609(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2377, Class FE, 3.055%	51,340
	(1 Month USD LIBOR + 60 bps), 11/15/31
1,782,559(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2396, Class FE, 3.055%	1,800,912
	(1 Month USD LIBOR + 60 bps), 12/15/31
144,148(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2411, Class FR, 3.055%	146,225
	(1 Month USD LIBOR + 60 bps), 6/15/31
84,556(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2432, Class FH, 3.155%	85,580
	(1 Month USD LIBOR + 70 bps), 3/15/32

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
298,409(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 3.455%	$305,312
	(1 Month USD LIBOR + 100 bps), 3/15/32
408,879(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 3.455%	420,571
	(1 Month USD LIBOR + 100 bps), 3/15/32
252,121(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2471, Class FD, 3.455%	257,954
	(1 Month USD LIBOR + 100 bps), 3/15/32
58,744(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FQ, 3.055%	59,505
	(1 Month USD LIBOR + 60 bps), 9/15/32
57,400(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2543, Class EF, 2.805%	57,367
	(1 Month USD LIBOR + 35 bps), 12/15/32
506,412(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2551, Class FD, 2.855%	508,392
	(1 Month USD LIBOR + 40 bps), 1/15/33
274,903(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2567, Class FJ, 2.855%	275,102
	(1 Month USD LIBOR + 40 bps), 2/15/33
147,020(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2577, Class FA, 3.005%	148,640
	(1 Month USD LIBOR + 55 bps), 2/15/33
11,876(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2585, Class FD, 2.955%	11,922
	(1 Month USD LIBOR + 50 bps), 12/15/32
169,090(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2614, Class FV, 3.849%	174,151
	(1 Month USD LIBOR + 150 bps), 5/15/33
238,302(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2631, Class FC, 2.855%	238,544
	(1 Month USD LIBOR + 40 bps), 6/15/33
2,569(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2647, Class XF, 2.705%	2,573
	(1 Month USD LIBOR + 25 bps), 7/15/21
7,235(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2650, Class FV, 2.855%	7,236
	(1 Month USD LIBOR + 40 bps), 12/15/32
129,612(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2711, Class FA, 3.455%	132,891
	(1 Month USD LIBOR + 100 bps), 11/15/33
41,436	Federal Home Loan Mortgage Corp. REMICS, Series 2773, Class EG, 4.5%, 4/15/19	41,400
301,700(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 2.705%	302,214
	(1 Month USD LIBOR + 25 bps), 1/15/35
442,602(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2976, Class LF, 2.795%	442,680
	(1 Month USD LIBOR + 34 bps), 5/15/35
275,248(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3012, Class FE, 2.705%	275,410
	(1 Month USD LIBOR + 25 bps), 8/15/35
168,094(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 2.705%	168,153
	(1 Month USD LIBOR + 25 bps), 8/15/35
85,529(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3067, Class FA, 2.805%	85,697
	(1 Month USD LIBOR + 35 bps), 11/15/35
105,977(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 2.755%	105,910
	(1 Month USD LIBOR + 30 bps), 1/15/36
129,118(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class EF, 2.805%	129,270
	(1 Month USD LIBOR + 35 bps), 2/15/36
390,046(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 2.755%	390,669
	(1 Month USD LIBOR + 30 bps), 2/15/36
336,466(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3122, Class FP, 2.755%	336,642
	(1 Month USD LIBOR + 30 bps), 3/15/36
9,183(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3129, Class FP, 2.755%	9,184
	(1 Month USD LIBOR + 30 bps), 5/15/35
4,072,524(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class FD, 2.805%	4,088,688
	(1 Month USD LIBOR + 35 bps), 4/15/36
214,482(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3147, Class PF, 2.755%	214,324
	(1 Month USD LIBOR + 30 bps), 4/15/36
1,765,674(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class F, 3.155%	1,782,651
	(1 Month USD LIBOR + 70 bps), 8/15/35
482,818(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 2.875%	483,732
	(1 Month USD LIBOR + 42 bps), 6/15/36
824,463(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3175, Class FE, 2.765%	826,689
	(1 Month USD LIBOR + 31 bps), 6/15/36
477,769(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 2.955%	480,208
	(1 Month USD LIBOR + 50 bps), 7/15/36
19,587(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3191, Class FE, 2.855%	19,713
	(1 Month USD LIBOR + 40 bps), 7/15/36
177,265(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3221, Class FW, 2.875% (1 Month USD LIBOR + 42 bps), 9/15/36	178,200
98,245(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3222, Class FN, 2.855%	98,155
	(1 Month USD LIBOR + 40 bps), 9/15/36
368,777(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 2.805%	368,416
	(1 Month USD LIBOR + 35 bps), 11/15/36
190,123(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 2.805%	189,053
	(1 Month USD LIBOR + 35 bps), 11/15/36
67,560(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3244, Class TF, 2.655%	67,575
	(1 Month USD LIBOR + 20 bps), 7/15/36
302,697(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3247, Class FA, 2.705%	302,779
	(1 Month USD LIBOR + 25 bps), 8/15/36

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,339,688(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3266, Class F, 2.755%	$1,332,423
	(1 Month USD LIBOR + 30 bps), 1/15/37
252,430(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3307, Class FT, 2.695%	250,259
	(1 Month USD LIBOR + 24 bps), 7/15/34
53,843(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3315, Class F, 2.795%	53,544
	(1 Month USD LIBOR + 34 bps), 5/15/37
534,816(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 3.035%	540,938
	(1 Month USD LIBOR + 58 bps), 10/15/37
114,199(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3376, Class FM, 3.075%	115,831
	(1 Month USD LIBOR + 62 bps), 10/15/37
231,417	Federal Home Loan Mortgage Corp. REMICS, Series 3455, Class BD, 4.5%, 6/15/23	232,089
33,829(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3560, Class FA, 3.705%	34,649
	(1 Month USD LIBOR + 125 bps), 5/15/37
320,018(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 3.155%	325,697
	(1 Month USD LIBOR + 70 bps), 12/15/39
280,833	Federal Home Loan Mortgage Corp. REMICS, Series 3706, Class C, 2.0%, 8/15/20	278,032
199,038(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3708, Class PF, 2.805%	199,012
	(1 Month USD LIBOR + 35 bps), 7/15/40
196,394	Federal Home Loan Mortgage Corp. REMICS, Series 3760, Class KH, 2.0%, 11/15/20	194,685
153,731(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 2.755%	154,165
	(1 Month USD LIBOR + 30 bps), 2/15/39
96,346	Federal Home Loan Mortgage Corp. REMICS, Series 3777, Class DA, 3.5%, 10/15/24	96,309
23,482(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3780, Class FE, 2.855%	23,542
	(1 Month USD LIBOR + 40 bps), 12/15/20
174,226(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 2.855%	174,108
	(1 Month USD LIBOR + 40 bps), 7/15/23
48,274(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3792, Class DF, 2.855%	48,319
	(1 Month USD LIBOR + 40 bps), 11/15/40
310,068	Federal Home Loan Mortgage Corp. REMICS, Series 3858, Class CA, 3.0%, 10/15/25	309,717
40,629(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class FD, 2.805%	40,620
	(1 Month USD LIBOR + 35 bps), 5/15/41
817,738(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3867, Class PF, 2.855%	819,475
	(1 Month USD LIBOR + 40 bps), 3/15/41
206,109	Federal Home Loan Mortgage Corp. REMICS, Series 3873, Class AG, 3.0%, 5/15/29	206,054
154,164(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 2.655%	154,338
	(1 Month USD LIBOR + 20 bps), 8/15/26
241,574(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3960, Class FB, 2.755%	241,803
	(1 Month USD LIBOR + 30 bps), 2/15/30
321,494(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 2.755%	322,345
	(1 Month USD LIBOR + 30 bps), 9/15/26
610,989(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3982, Class FL, 3.005%	615,579
	(1 Month USD LIBOR + 55 bps), 12/15/39
247,311(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4056, Class QF, 2.805%	245,662
	(1 Month USD LIBOR + 35 bps), 12/15/41
193,578(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 2.855%	194,025
	(1 Month USD LIBOR + 40 bps), 5/15/36
167,422(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F29, 2.705%	168,853
	(1 Month USD LIBOR + 25 bps), 8/15/36
723,771(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 2.755%	719,832
	(1 Month USD LIBOR + 30 bps), 8/15/36
215,027(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 2.805%	215,264
	(1 Month USD LIBOR + 35 bps), 12/15/36
8,154,504(a)	Federal National Mortgage Association ACES, Series 2018-M3, Class FA, 2.581% (1 Month USD LIBOR + 28 bps), 2/25/25	8,135,396
25,152(a)	Federal National Mortgage Association REMICS, Series 1991-124, Class FA, 3.406% (1 Month USD LIBOR + 90 bps), 9/25/21	25,408
40,222(a)	Federal National Mortgage Association REMICS, Series 1993-230, Class FA, 3.106% (1 Month USD LIBOR + 60 bps), 12/25/23	40,511
112,124(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FA, 2.479% (11th District Cost of Funds Index + 140 bps), 12/25/23	109,671
112,124(a)	Federal National Mortgage Association REMICS, Series 1993-247, Class FE, 3.506% (1 Month USD LIBOR + 100 bps), 12/25/23	113,185
206,260(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 3.006% (1 Month USD LIBOR + 50 bps), 3/25/24	208,239
26,306(a)	Federal National Mortgage Association REMICS, Series 1997-46, Class FA, 2.955% (1 Month USD LIBOR + 50 bps), 7/18/27	26,599
93,616(a)	Federal National Mortgage Association REMICS, Series 1998-21, Class F, 3.01% (1 Year T1Y + 35 bps), 3/25/28	93,913
15,335(a)	Federal National Mortgage Association REMICS, Series 1999-49, Class FB, 3.006% (1 Month USD LIBOR + 50 bps), 3/25/23	15,342

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
46,115(a)	Federal National Mortgage Association REMICS, Series 2000-47, Class FD, 3.056% (1 Month USD LIBOR + 55 bps), 12/25/30	$46,470
190,904(a)	Federal National Mortgage Association REMICS, Series 2001-35, Class F, 3.106% (1 Month USD LIBOR + 60 bps), 7/25/31	193,730
81,523(a)	Federal National Mortgage Association REMICS, Series 2001-37, Class F, 3.006% (1 Month USD LIBOR + 50 bps), 8/25/31	81,859
394,506(a)	Federal National Mortgage Association REMICS, Series 2001-50, Class FQ, 3.106% (1 Month USD LIBOR + 60 bps), 11/25/31	400,346
173,583(a)	Federal National Mortgage Association REMICS, Series 2001-65, Class F, 3.106% (1 Month USD LIBOR + 60 bps), 11/25/31	176,152
133,275(a)	Federal National Mortgage Association REMICS, Series 2001-69, Class FA, 3.106% (1 Month USD LIBOR + 60 bps), 7/25/31	135,429
349,058(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 3.406% (1 Month USD LIBOR + 90 bps), 12/25/31	353,549
99,221(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 3.105% (1 Month USD LIBOR + 65 bps), 1/18/32	100,688
162,758(a)	Federal National Mortgage Association REMICS, Series 2002-1, Class FC, 3.206% (1 Month USD LIBOR + 70 bps), 1/25/32	165,587
520,376(a)	Federal National Mortgage Association REMICS, Series 2002-13, Class FD, 3.406% (1 Month USD LIBOR + 90 bps), 3/25/32	529,436
1,338,588(a)	Federal National Mortgage Association REMICS, Series 2002-23, Class FA, 3.406% (1 Month USD LIBOR + 90 bps), 4/25/32	1,365,574
185,419(a)	Federal National Mortgage Association REMICS, Series 2002-34, Class FA, 2.955% (1 Month USD LIBOR + 50 bps), 5/18/32	186,573
83,435(a)	Federal National Mortgage Association REMICS, Series 2002-56, Class FN, 3.506% (1 Month USD LIBOR + 100 bps), 7/25/32	85,020
35,711(a)	Federal National Mortgage Association REMICS, Series 2002-58, Class FD, 3.106% (1 Month USD LIBOR + 60 bps), 8/25/32	36,212
818,271(a)	Federal National Mortgage Association REMICS, Series 2002-75, Class FD, 3.455% (1 Month USD LIBOR + 100 bps), 11/18/32	836,511
170,873(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class F, 3.106% (1 Month USD LIBOR + 60 bps), 12/25/32	172,111
124,019(a)	Federal National Mortgage Association REMICS, Series 2002-82, Class FB, 3.006% (1 Month USD LIBOR + 50 bps), 12/25/32	124,561
158,173(a)	Federal National Mortgage Association REMICS, Series 2002-90, Class FH, 3.006% (1 Month USD LIBOR + 50 bps), 9/25/32	158,725
73,804(a)	Federal National Mortgage Association REMICS, Series 2002-92, Class FB, 3.156% (1 Month USD LIBOR + 65 bps), 4/25/30	74,764
176,476(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 3.006% (1 Month USD LIBOR + 50 bps), 1/25/33	177,720
144,053(a)	Federal National Mortgage Association REMICS, Series 2003-7, Class FA, 3.256% (1 Month USD LIBOR + 75 bps), 2/25/33	146,760
336,361(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 2.856% (1 Month USD LIBOR + 35 bps), 2/25/33	338,773
438,387(a)	Federal National Mortgage Association REMICS, Series 2003-31, Class FM, 3.006% (1 Month USD LIBOR + 50 bps), 4/25/33	442,327
178,154(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 3.006% (1 Month USD LIBOR + 50 bps), 5/25/33	178,433
171,493(a)	Federal National Mortgage Association REMICS, Series 2003-49, Class FY, 2.906% (1 Month USD LIBOR + 40 bps), 6/25/23	171,505
821,989(a)	Federal National Mortgage Association REMICS, Series 2003-91, Class FD, 3.006% (1 Month USD LIBOR + 50 bps), 9/25/33	827,208
306,667(a)	Federal National Mortgage Association REMICS, Series 2003-107, Class FD, 3.006% (1 Month USD LIBOR + 50 bps), 11/25/33	309,005
3,455,572(a)	Federal National Mortgage Association REMICS, Series 2003-126, Class FC, 2.806% (1 Month USD LIBOR + 30 bps), 12/25/33	3,457,058
742,173(a)	Federal National Mortgage Association REMICS, Series 2004-14, Class F, 2.906% (1 Month USD LIBOR + 40 bps), 3/25/34	744,526
2,302,206(a)	Federal National Mortgage Association REMICS, Series 2004-25, Class FA, 2.906% (1 Month USD LIBOR + 40 bps), 4/25/34	2,315,521
237,720(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 2.906% (1 Month USD LIBOR + 40 bps), 7/25/34	237,807
71,122(a)	Federal National Mortgage Association REMICS, Series 2004-54, Class FN, 2.956% (1 Month USD LIBOR + 45 bps), 7/25/34	71,191
322,176(a)	Federal National Mortgage Association REMICS, Series 2004-79, Class FM, 2.806% (1 Month USD LIBOR + 30 bps), 11/25/24	322,190
138,570(a)	Federal National Mortgage Association REMICS, Series 2004-91, Class HF, 2.806% (1 Month USD LIBOR + 30 bps), 11/25/34	139,106
976,570(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class FD, 2.806% (1 Month USD LIBOR + 30 bps), 7/25/35	978,560
787,418(a)	Federal National Mortgage Association REMICS, Series 2005-66, Class PF, 2.756% (1 Month USD LIBOR + 25 bps), 7/25/35	786,874
265,137(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 2.806% (1 Month USD LIBOR + 30 bps), 10/25/35	264,973
319,143(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 2.816% (1 Month USD LIBOR + 31 bps), 2/25/35	318,157

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
58,374(a)	Federal National Mortgage Association REMICS, Series 2006-11, Class FB, 2.806% (1 Month USD LIBOR + 30 bps), 3/25/36	$58,261
125,572(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 2.856% (1 Month USD LIBOR + 35 bps), 5/25/36	125,056
484,433(a)	Federal National Mortgage Association REMICS, Series 2006-34, Class FA, 2.816% (1 Month USD LIBOR + 31 bps), 5/25/36	483,776
322,175(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 2.956% (1 Month USD LIBOR + 45 bps), 6/25/36	323,779
124,133(a)	Federal National Mortgage Association REMICS, Series 2006-56, Class FC, 2.796% (1 Month USD LIBOR + 29 bps), 7/25/36	123,915
54,969(a)	Federal National Mortgage Association REMICS, Series 2006-70, Class BF, 3.056% (1 Month USD LIBOR + 55 bps), 8/25/36	54,907
116,983(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 3.076% (1 Month USD LIBOR + 57 bps), 9/25/36	117,913
881,583(a)	Federal National Mortgage Association REMICS, Series 2006-93, Class FN, 2.906% (1 Month USD LIBOR + 40 bps), 10/25/36	879,713
151,667(a)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.826% (1 Month USD LIBOR + 32 bps), 11/25/36	151,225
56,001(a)	Federal National Mortgage Association REMICS, Series 2006-115, Class BF, 2.746% (1 Month USD LIBOR + 24 bps), 12/25/36	55,902
2,900,703(a)	Federal National Mortgage Association REMICS, Series 2007-1, Class NF, 2.756% (1 Month USD LIBOR + 25 bps), 2/25/37	2,899,844
194,846(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 2.756% (1 Month USD LIBOR + 25 bps), 2/25/37	194,710
2,282,777(a)	Federal National Mortgage Association REMICS, Series 2007-4, Class FM, 2.756% (1 Month USD LIBOR + 25 bps), 2/25/37	2,278,049
206,928(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 2.706% (1 Month USD LIBOR + 20 bps), 2/25/37	205,429
76,799(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 2.756% (1 Month USD LIBOR + 25 bps), 3/25/37	76,172
179,836(a)	Federal National Mortgage Association REMICS, Series 2007-24, Class FD, 2.756% (1 Month USD LIBOR + 25 bps), 3/25/37	179,885
240,160(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 2.906% (1 Month USD LIBOR + 40 bps), 5/25/37	240,675
377,832(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 2.746% (1 Month USD LIBOR + 24 bps), 6/25/37	376,957
34,434(a)	Federal National Mortgage Association REMICS, Series 2007-57, Class FA, 2.736% (1 Month USD LIBOR + 23 bps), 6/25/37	34,379
113,637(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FA, 2.756% (1 Month USD LIBOR + 25 bps), 6/25/37	112,664
110,559(a)	Federal National Mortgage Association REMICS, Series 2007-66, Class FB, 2.906% (1 Month USD LIBOR + 40 bps), 7/25/37	110,839
351,801(a)	Federal National Mortgage Association REMICS, Series 2007-85, Class FG, 3.006% (1 Month USD LIBOR + 50 bps), 9/25/37	354,795
374,894(a)	Federal National Mortgage Association REMICS, Series 2007-91, Class FB, 3.106% (1 Month USD LIBOR + 60 bps), 10/25/37	377,197
157,234(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 3.076% (1 Month USD LIBOR + 57 bps), 9/25/37	159,222
87,732(a)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 3.056% (1 Month USD LIBOR + 55 bps), 9/25/37	88,385
35,070(a)	Federal National Mortgage Association REMICS, Series 2007-98, Class FD, 2.956% (1 Month USD LIBOR + 45 bps), 6/25/37	35,227
52,241(a)	Federal National Mortgage Association REMICS, Series 2007-100, Class YF, 3.056% (1 Month USD LIBOR + 55 bps), 10/25/37	52,798
67,282(a)	Federal National Mortgage Association REMICS, Series 2007-103, Class AF, 3.506% (1 Month USD LIBOR + 100 bps), 3/25/37	68,550
152,245(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 3.126% (1 Month USD LIBOR + 62 bps), 12/25/37	152,632
66,734(a)	Federal National Mortgage Association REMICS, Series 2008-6, Class FA, 3.206% (1 Month USD LIBOR + 70 bps), 2/25/38	67,543
6,644,089(a)	Federal National Mortgage Association REMICS, Series 2008-7, Class FA, 2.956% (1 Month USD LIBOR + 45 bps), 2/25/38	6,655,185
243,956(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 3.726% (1 Month USD LIBOR + 122 bps), 10/25/38	249,438
75,041(a)	Federal National Mortgage Association REMICS, Series 2009-113, Class FB, 3.056% (1 Month USD LIBOR + 55 bps), 1/25/40	75,827
66,450	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	66,278
16,753(a)	Federal National Mortgage Association REMICS, Series 2010-38, Class F, 2.806% (1 Month USD LIBOR + 30 bps), 4/25/25	16,748
94,810(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class FD, 3.106% (1 Month USD LIBOR + 60 bps), 5/25/40	95,949
176,661(a)	Federal National Mortgage Association REMICS, Series 2010-43, Class IF, 3.006% (1 Month USD LIBOR + 50 bps), 5/25/40	177,334
440,393(a)	Federal National Mortgage Association REMICS, Series 2010-59, Class FP, 2.956% (1 Month USD LIBOR + 45 bps), 9/25/39	440,774

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
145,494	Federal National Mortgage Association REMICS, Series 2010-112, Class AE, 2.0%, 10/25/25	$145,185
324,328(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 3.056% (1 Month USD LIBOR + 55 bps), 5/25/40	327,403
3,361,552(a)	Federal National Mortgage Association REMICS, Series 2011-74, Class FQ, 2.806% (1 Month USD LIBOR + 30 bps), 12/25/33	3,348,870
25,198(a)	Federal National Mortgage Association REMICS, Series 2011-111, Class DF, 2.906% (1 Month USD LIBOR + 40 bps), 12/25/38	25,245
4,980,231(a)	Federal National Mortgage Association REMICS, Series 2011-124, Class KF, 2.906% (1 Month USD LIBOR + 40 bps), 12/25/40	5,000,894
235,847(a)	Federal National Mortgage Association REMICS, Series 2012-40, Class PF, 3.006% (1 Month USD LIBOR + 50 bps), 4/25/42	236,950
2,056,128(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 2.665% (1 Month USD LIBOR + 35 bps), 9/25/42	2,045,774
855,785(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 2.726% (1 Month USD LIBOR + 22 bps), 3/25/45	852,133
69,529(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.986%, 4/25/45	69,841
114,594(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 3.978%, 6/25/45	120,934
874,431(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 2.766% (1 Month USD LIBOR + 26 bps), 11/25/46	860,969
3,961,345(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2018-C03, Class 1M1, 3.186% (1 Month USD LIBOR + 68 bps), 10/25/30	3,951,247
1,660,484(c)	FirstKey Mortgage Trust, Series 2014-1, Class A2, 3.0%, 11/25/44 (144A)	1,646,940
880,425(a)	FNMA Connecticut Avenue Securities, Series 2017-C06, Class 1M1, 3.256%	879,557
	(1 Month USD LIBOR + 75 bps), 2/25/30
10,585,358(a)	FNMA Connecticut Avenue Securities, Series 2018-C06, Class 1M1, 3.056%	10,552,325
	(1 Month USD LIBOR + 55 bps), 3/25/31
5,726,345(a)	FNMA Connecticut Avenue Securities, Series 2018-C06, Class 2M1, 3.056%	5,709,171
	(1 Month USD LIBOR + 55 bps), 3/25/31
4,895,672	Freddie Mac Multifamily Structured Pass Through Certificates, Series KJ09, Class A1, 2.016%, 4/25/22	4,824,656
1,510,569	Freddie Mac REMICS, Series 3778, Class D, 3.5%, 3/15/25	1,515,740
16,170,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.256% (1 Month USD LIBOR + 75 bps), 10/25/48 (144A)	16,131,548
218,311(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M2, 5.406% (1 Month USD LIBOR + 290 bps), 7/25/28	222,108
1,147,353(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2, 4.706% (1 Month USD LIBOR + 220 bps), 10/25/28	1,154,912
9,528,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, 7.156% (1 Month USD LIBOR + 465 bps), 10/25/28	10,713,903
750,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 3.806% (1 Month USD LIBOR + 130 bps), 3/25/29	750,828
240,616(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M1, 3.306% (1 Month USD LIBOR + 80 bps), 4/25/29	240,587
1,071,047(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 3.706% (1 Month USD LIBOR + 120 bps), 7/25/29	1,075,890
3,979,832(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 3.706% (1 Month USD LIBOR + 120 bps), 10/25/29	4,001,429
2,913,546(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M1, 3.706% (1 Month USD LIBOR + 120 bps), 8/25/29	2,922,420
1,262,714(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M1, 3.306% (1 Month USD LIBOR + 80 bps), 12/25/29	1,261,862
7,200,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 4.956% (1 Month USD LIBOR + 245 bps), 12/25/42	7,307,703
14,673,548(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.206% (1 Month USD LIBOR + 70 bps), 9/25/30	14,639,186
9,628,606(c)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (144A)	9,587,325
3,493,022(c)	Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class M1, 3.676%, 9/25/45	3,510,140
5,000,000(c)	FREMF Mortgage Trust, Series 2010-K6, Class B, 5.367%, 12/25/46 (144A)	5,097,441
1,650,000(c)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.738%, 4/25/45 (144A)	1,647,360
7,645,000(c)	FREMF Mortgage Trust, Series 2012-K711, Class B, 3.558%, 8/25/45 (144A)	7,642,895
9,900,000(c)	FREMF Mortgage Trust, Series 2013-K712, Class B, 3.358%, 5/25/45 (144A)	9,890,107
5,042,070(a)	FREMF Mortgage Trust, Series 2014-KF03, Class B, 6.847% (1 Month USD LIBOR + 450 bps), 1/25/21 (144A)	5,211,871
963,380(a)	FREMF Mortgage Trust, Series 2014-KF04, Class B, 5.597% (1 Month USD LIBOR + 325 bps), 6/25/21 (144A)	969,265
1,715,812(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 6.347% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	1,776,728
2,930,828(a)	FREMF Mortgage Trust, Series 2014-KS02, Class B, 7.347% (1 Month USD LIBOR + 500 bps), 8/25/23 (144A)	3,011,660
1,000,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	991,349

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
11,000,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX, 3.382%, 12/15/34 (144A)	$10,858,544
112,975(a)	Global Mortgage Securitization, Ltd., Series 2004-A, Class A2, 2.826%	106,723
	(1 Month USD LIBOR + 32 bps), 11/25/32 (144A)
1,900,000(a)	Global Mortgage Securitization, Ltd., Series 2005-A, Class A2, 2.776%	1,844,481
	(1 Month USD LIBOR + 27 bps), 4/25/32 (144A)
511,992(a)	Gosforth Funding Plc, Series 2016-1A, Class A1A, 3.316% (3 Month USD LIBOR + 70 bps), 2/15/58 (144A)	512,020
6,318,364(a)	Gosforth Funding Plc, Series 2018-1A, Class A1, 3.139% (3 Month USD LIBOR + 45 bps), 8/25/60 (144A)	6,296,932
103,621(a)	Government National Mortgage Association, Series 2001-28, Class FB, 2.955% (1 Month USD LIBOR + 50 bps), 6/16/31	104,357
386,489(a)	Government National Mortgage Association, Series 2001-49, Class FC, 2.855% (1 Month USD LIBOR + 40 bps), 12/16/25	387,839
1,021,182(a)	Government National Mortgage Association, Series 2002-21, Class FV, 2.855% (1 Month USD LIBOR + 40 bps), 3/16/32	1,021,145
115,139(a)	Government National Mortgage Association, Series 2002-24, Class FR, 3.005% (1 Month USD LIBOR + 55 bps), 4/16/32	116,088
479,185(a)	Government National Mortgage Association, Series 2002-31, Class FE, 2.955% (1 Month USD LIBOR + 50 bps), 4/16/30	482,011
221,079(a)	Government National Mortgage Association, Series 2003-7, Class FB, 2.655% (1 Month USD LIBOR + 20 bps), 1/16/33	221,510
1,308,681(a)	Government National Mortgage Association, Series 2003-11, Class FA, 2.805% (1 Month USD LIBOR + 35 bps), 2/16/33	1,310,559
569,500(a)	Government National Mortgage Association, Series 2005-3, Class FC, 2.705% (1 Month USD LIBOR + 25 bps), 1/16/35	568,874
9,536,392(a)	Government National Mortgage Association, Series 2005-7, Class AF, 2.685% (1 Month USD LIBOR + 23 bps), 2/16/35	9,482,123
533,312(a)	Government National Mortgage Association, Series 2005-16, Class FA, 2.72% (1 Month USD LIBOR + 25 bps), 2/20/35	530,301
180,482(a)	Government National Mortgage Association, Series 2008-69, Class FA, 2.97% (1 Month USD LIBOR + 50 bps), 8/20/38	181,921
183,448(a)	Government National Mortgage Association, Series 2009-66, Class UF, 3.455% (1 Month USD LIBOR + 100 bps), 8/16/39	187,872
1,008,550(a)	Government National Mortgage Association, Series 2009-88, Class MF, 3.07% (1 Month USD LIBOR + 60 bps), 7/20/39	1,017,012
144,296(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 3.135% (1 Month USD LIBOR + 68 bps), 10/16/39	146,435
84,109(a)	Government National Mortgage Association, Series 2010-17, Class AF, 2.87% (1 Month USD LIBOR + 40 bps), 10/20/38	84,226
366,124	Government National Mortgage Association, Series 2010-138, Class PE, 3.0%, 8/20/38	363,340
8,152,908(a)	Government National Mortgage Association, Series 2017-4, Class FC, 2.699% (1 Month USD LIBOR + 35 bps), 1/20/47	8,171,143
18,390,000(a)	GPMT, Ltd., Series 2018-FL1, Class A, 3.379% (1 Month USD LIBOR + 90 bps), 11/21/35 (144A)	18,159,472
3,250,000(a)	GPMT, Ltd., Series 2018-FL1, Class AS, 3.679% (1 Month USD LIBOR + 120 bps), 11/21/35 (144A)	3,196,824
9,750,000(a)	Great Wolf Trust, Series 2017-WOLF, Class C, 3.925% (1 Month USD LIBOR + 132 bps), 9/15/34 (144A)	9,595,902
13,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-500K, Class B, 3.355%	12,895,254
	(1 Month USD LIBOR + 90 bps), 7/15/32 (144A)
3,500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.555%	3,427,073
	(1 Month USD LIBOR + 110 bps), 7/15/32 (144A)
18,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-FBLU, Class C, 4.055%	17,868,661
	(1 Month USD LIBOR + 160 bps), 11/15/35 (144A)
14,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 3.355%	14,626,246
	(1 Month USD LIBOR + 90 bps), 7/15/31 (144A)
8,350,000(c)	GS Mortgage Securities REMIC Trust, Series 2015-FRR1, Class K3A, 2.838%, 6/27/41	8,299,990
4,300,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class A, 3.545% (1 Month USD LIBOR + 109 bps), 10/15/31 (144A)	4,297,315
9,729,000(a)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.755% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	9,731,945
4,350,000(a)	Holmes Master Issuer Plc, Series 2018-2A, Class A2, 2.856% (3 Month USD LIBOR + 42 bps), 10/15/54 (144A)	4,338,729
1,250,000(a)	Home Partners of America Trust, Series 2016-2, Class C, 4.855% (1 Month USD LIBOR + 240 bps), 10/17/33 (144A)	1,251,745
14,732,352(a)	Home Partners of America Trust, Series 2017-1, Class A, 3.272% (1 Month USD LIBOR + 82 bps), 7/17/34 (144A)	14,631,484
7,200,000(a)	Home Partners of America Trust, Series 2017-1, Class B, 3.805% (1 Month USD LIBOR + 135 bps), 7/17/34 (144A)	7,168,710
8,720,000(a)	Home Re, Ltd., Series 2018-1, Class M1, 4.106% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	8,730,623
1,362,054(a)	HomeBanc Mortgage Trust, Series 2004-2, Class A1, 3.246% (1 Month USD LIBOR + 74 bps), 12/25/34	1,348,302

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
3,340,225(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 2.746% (1 Month USD LIBOR + 24 bps), 7/25/35	$3,297,025
2,603,478(a)	Homestar Mortgage Acceptance Corp., Series 2004-1, Class A1, 3.146%	2,553,105
	(1 Month USD LIBOR + 64 bps), 3/25/34
4,000,000(a)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.937% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	3,947,574
8,300,000(a)	Hudsons Bay Simon JV Trust, Series 2015-HBFL, Class AFL, 4.209% (1 Month USD LIBOR + 158 bps), 8/5/34 (144A)	8,306,803
10,200,000(a)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.455% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	10,063,178
8,300,000(a)	IMT Trust, Series 2017-APTS, Class BFL, 3.405% (1 Month USD LIBOR + 95 bps), 6/15/34 (144A)	8,271,842
12,845,000(a)	InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.155% (1 Month USD LIBOR + 70 bps), 1/15/33 (144A)	12,739,419
45,665(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF, 2.61% (1 Month USD LIBOR + 16 bps), 5/15/47	45,665
3,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 3.555% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	3,498,448
7,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A, 3.217% (1 Month USD LIBOR + 83 bps), 7/15/34 (144A)	7,714,758
7,300,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 3.615% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	7,238,300
2,800,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFL, 3.979% (1 Month USD LIBOR + 125 bps), 7/5/33 (144A)	2,793,399
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 4.379% (1 Month USD LIBOR + 165 bps), 7/5/33 (144A)	3,990,577
8,227,180(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 3.065% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	8,227,111
2,782,443(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 3.006%	2,747,930
	(1 Month USD LIBOR + 50 bps), 5/25/33 (144A)
7,079,078(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 2.974%, 5/25/33 (144A)	7,011,618
1,312,295(a)	JP Morgan Trust, Series 2015-1, Class 1A14, 3.19% (1 Month USD LIBOR + 125 bps), 12/25/44 (144A)	1,309,245
19,168,429	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	19,131,497
4,900,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A2, 3.037%, 9/15/47	4,885,367
4,100,000(a)	Lanark Master Issuer Plc, Series 2018-1A, Class 1A, 3.097% (3 Month USD LIBOR + 42 bps), 12/22/69 (144A)	4,081,595
374,537(a)	Lehman XS Trust, Series 2005-2, Class 1A2, 3.206% (1 Month USD LIBOR + 70 bps), 8/25/35	370,910
6,050,334(a)	LMREC, Inc., Series 2016-CRE2, Class A, 4.204% (1 Month USD LIBOR + 170 bps), 11/24/31 (144A)	6,050,334
84,131(a)	LSTAR Securities Investment, Ltd., Series 2017-5, Class A, 4.349% (1 Month USD LIBOR + 200 bps), 5/1/22 (144A)	84,131
3,539,730(a)	LSTAR Securities Investment, Ltd., Series 2017-6, Class A, 4.099% (1 Month USD LIBOR + 175 bps), 9/1/22 (144A)	3,538,624
2,173,067(a)	LSTAR Securities Investment, Ltd., Series 2017-7, Class A, 4.099% (1 Month USD LIBOR + 175 bps), 10/1/22 (144A)	2,184,368
2,341,905(a)	LSTAR Securities Investment, Ltd., Series 2017-8, Class A, 3.999% (1 Month USD LIBOR + 165 bps), 11/1/22 (144A)	2,343,148
3,537,064(a)	LSTAR Securities Investment, Ltd., Series 2017-9, Class A, 3.899% (1 Month USD LIBOR + 155 bps), 12/1/22 (144A)	3,535,958
3,727,726(a)	LSTAR Securities Investment, Ltd., Series 2018-1, Class A, 3.849% (1 Month USD LIBOR + 200 bps), 4/1/21 (144A)	3,723,862
490,064(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A1, 3.146%	473,975
	(1 Month USD LIBOR + 64 bps), 1/25/29
136,555(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 3.909%, 1/25/29	135,784
836,629(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 3.146%	823,958
	(1 Month USD LIBOR + 64 bps), 1/25/29
624,983(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-B, Class A2, 3.427%	617,816
	(6 Month USD LIBOR + 54 bps), 5/25/29
43,039(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-C, Class A2B, 3.908%	43,099
	(6 Month USD LIBOR + 100 bps), 7/25/29
118,599(c)	Merrill Lynch Mortgage Investors Trust, Series 2004-D, Class A3, 4.249%, 9/25/29	117,973
222,585(a)	Merrill Lynch Mortgage Investors Trust, Series 2004-G, Class A2, 3.508%	217,478
	(6 Month USD LIBOR + 60 bps), 1/25/30
7,981,493(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1A, 3.5%, 4/25/66 (144A)	7,949,563
10,392,231	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.916%, 2/15/47	10,376,476
2,198,800(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	2,222,980
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 3.705% (1 Month USD LIBOR + 125 bps), 11/15/34 (144A)	8,459,401

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
1,100,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 3.305% (1 Month USD LIBOR + 85 bps), 11/15/34 (144A)	$1,082,368
8,250,000(a)	Morgan Stanley Capital I Trust, Series 2017-CLS, Class C, 3.455% (1 Month USD LIBOR + 100 bps), 11/15/34 (144A)	8,127,064
6,675,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 3.705% (1 Month USD LIBOR + 125 bps), 8/15/33 (144A)	6,620,844
387,623(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.786%	388,018
	(1 Month USD LIBOR + 28 bps), 11/25/35
3,862,058(a)	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A4, 2.876%	3,858,821
	(1 Month USD LIBOR + 37 bps), 11/25/35
7,666,838(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class A1, 2.962%, 6/25/44 (144A)	7,684,805
1,635,290(a)	MortgageIT Trust, Series 2004-1, Class A1, 3.286% (1 Month USD LIBOR + 78 bps), 11/25/34	1,592,209
9,664,670(a)	Motel 6 Trust, Series 2017-MTL6, Class C, 3.855% (1 Month USD LIBOR + 140 bps), 8/15/34 (144A)	9,469,537
1,003,119(a)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC3, Class A1, 2.895%	966,675
	(1 Month USD LIBOR + 44 bps), 12/15/30
465,560(a)	NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A, 2.811% (1 Month USD LIBOR + 53 bps), 3/9/21	464,900
20,786,500(a)	New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 3.256%	20,677,111
	(1 Month USD LIBOR + 75 bps), 1/25/48 (144A)
503,176(a)	NorthStar, Series 2016-1A, Class A, 4.106% (1 Month USD LIBOR + 160 bps), 9/25/31 (144A)	503,804
4,380,919(c)	Oaks Mortgage Trust, Series 2015-1, Class A9, 3.0%, 4/25/46 (144A)	4,346,230
2,358,369(a)	Oaktown Re, Ltd., Series 2017-1A, Class M1, 4.756% (1 Month USD LIBOR + 225 bps), 4/25/27 (144A)	2,365,245
14,535,000(a)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 4.056% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	14,552,612
735,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	747,332
4,688,174(a)	OBX Trust, Series 2018-EXP2, Class 2A1A, 3.256% (1 Month USD LIBOR + 75 bps), 11/25/48 (144A)	4,683,598
1,717,757(a)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1A2, 2.896% (1 Month USD LIBOR + 39 bps), 11/25/35	1,686,719
581,505(a)	Pepper Residential Securities Trust No. 17, Series 17A, Class A1UA, 3.487%	581,059
	(1 Month USD LIBOR + 110 bps), 3/10/58 (144A)
2,414,359(a)	Pepper Residential Securities Trust No. 18, Series 18A, Class A1UA, 3.371%	2,409,453
	(1 Month USD LIBOR + 95 bps), 3/12/47 (144A)
4,500,000(a)	Pepper Residential Securities Trust No. 20, Series 20A, Class A1U1, 2.955%	4,494,330
	(1 Month USD LIBOR + 50 bps), 3/16/19 (144A)
5,776,531(a)	Pepper Residential Securities Trust No. 21, Series 21A, Class A1U, 3.335%	5,754,274
	(1 Month USD LIBOR + 88 bps), 1/16/60 (144A)
13,300,000(a)	Pepper Residential Securities Trust No. 22, Series 22A, Class A1U, 3.638%	13,271,019
	(1 Month USD LIBOR + 100 bps), 6/20/60 (144A)
7,250,000	Permanent Master Issuer Plc, Series 2018-1A, 3.167%, 7/15/58	7,223,313
253,952(a)	PFP, Ltd., Series 2017-3, Class A, 3.505% (1 Month USD LIBOR + 105 bps), 1/14/35 (144A)	253,912
137,230(c)	PMT Loan Trust, Series 2013-J1, Class A6, 3.5%, 9/25/43 (144A)	136,908
1,698,325(a)	Progress Residential Trust, Series 2016-SFR2, Class A, 3.855% (1 Month USD LIBOR + 140 bps), 1/17/34 (144A)	1,700,296
15,300,000(a)	Progress Residential Trust, Series 2016-SFR2, Class B, 4.205% (1 Month USD LIBOR + 175 bps), 1/17/34 (144A)	15,299,951
16,960,000(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.906% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	16,923,875
1,841,617(a)	RAIT Trust, Series 2017-FL7, Class A, 3.405% (1 Month USD LIBOR + 95 bps), 6/15/37 (144A)	1,841,227
572(a)	RALI Trust, Series 2002-QS16, Class A2, 3.056% (1 Month USD LIBOR + 55 bps), 10/25/17	575
118,665(a)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.356%	118,614
	(1 Month USD LIBOR + 85 bps), 5/25/34 (144A)
898,372	ReadyCap Mortgage Trust, Series 2016-3, Class A, 2.94%, 11/20/38 (144A)	893,097
2,572,648(a)	RESI Finance LP, Series 2003-CB1, Class B3, 3.837% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	2,318,544
9,500,000(a)	Resimac MBS Trust, Series 2018-2A, Class A1A, 3.24% (1 Month USD LIBOR + 85 bps), 4/10/50 (144A)	9,500,000
875,315(a)	Resimac Premier, Series 2014-1A, Class A1, 3.476% (3 Month USD LIBOR + 70 bps), 12/12/45 (144A)	870,877
1,793,929(a)	Resimac Premier, Series 2016-1A, Class A1, 3.777% (1 Month USD LIBOR + 139 bps), 10/10/47 (144A)	1,794,555
3,716,381(a)	Resimac Premier, Series 2017-1A, Class A1A, 3.35% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	3,704,355
4,856,105(a)	Resimac Premier, Series 2018-1A, Class A1, 3.187% (1 Month USD LIBOR + 80 bps), 11/10/49 (144A)	4,823,482
3,729,737(a)	Resource Capital Corp., Ltd., Series 2017-CRE5, Class A, 3.255% (1 Month USD LIBOR + 80 bps), 7/15/34 (144A)	3,730,918
8,664,207(a)	RETL, Series 2018-RVP, Class A, 3.555% (1 Month USD LIBOR + 110 bps), 3/15/33 (144A)	8,646,753

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
16,496,073(a)	Shelter Growth CRE Issuer, Ltd., Series 2018-FL1, Class A, 3.455% (1 Month USD LIBOR + 100 bps), 1/15/35 (144A)	$16,372,648
375,000(a)	Silver Creek CLO, Ltd., Series 2014-1A, Class X, 3.319% (3 Month USD LIBOR + 85 bps), 7/20/30 (144A)	375,238
5,040,000(a)	Silverstone Master Issuer Plc, Series 2018-1A, Class 1A, 2.859% (3 Month USD LIBOR + 39 bps), 1/21/70 (144A)	5,008,576
7,251,007(a)	SLIDE, Series 2018-FUN, Class B, 3.705% (1 Month USD LIBOR + 125 bps), 6/15/31 (144A)	7,200,949
9,100,000(a)	STACR Trust, Series 2018-DNA3, Class M1, 3.256% (1 Month USD LIBOR + 75 bps), 9/25/48 (144A)	9,082,459
10,115,942(a)	STACR Trust, Series 2018-HRP1, Class M2, 4.156% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	10,128,181
2,780,371(a)	STACR Trust, Series 2018-HRP1, Class M2A, 4.156% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	2,807,127
3,950,000(a)	STACR Trust, Series 2018-HRP2, Class M2, 3.756% (1 Month USD LIBOR + 125 bps), 2/25/47 (144A)	3,951,214
17,605,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.906% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	17,503,870
7,500,000(a)	Starwood Waypoint Homes Trust, Series 2017-1, Class B, 3.625% (1 Month USD LIBOR + 117 bps), 1/17/35 (144A)	7,440,365
8,133,031(a)	Stonemont Portfolio Trust, Series 2017-MONT, Class B, 3.57% (1 Month USD LIBOR + 110 bps), 8/20/30 (144A)	8,120,947
11,148(a)	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Series 1998-8, Class M1, 3.446% (1 Month USD LIBOR + 94 bps), 8/25/28	11,163
4,050,134(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	4,003,189
7,573,286(c)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	7,597,521
2,450,000(a)	TCI-Symphony CLO, Ltd., Series 2017-1A, Class X, 3.236% (3 Month USD LIBOR + 80 bps), 7/15/30 (144A)	2,450,990
4,674,142(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 3.733% (1 Month USD LIBOR + 135 bps), 11/11/34 (144A)	4,627,137
400,819(a)	Velocity Commercial Capital Loan Trust, Series 2016-1, Class AFL, 4.956%	404,944
	(1 Month USD LIBOR + 245 bps), 4/25/46 (144A)
8,900,000(a)	VMC Finance LLC, Series 2018-FL2, Class A, 3.39% (1 Month USD LIBOR + 92 bps), 10/15/35 (144A)	8,780,643
2,500,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 3.82% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	2,453,191
725,826	VSD LLC, Series 2017-PLT1, 3.95%, 12/25/43	725,199
49,529(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class B, 3.34%, 11/23/43 (144A)	49,414
5,677,000(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 3.472%, 11/23/43 (144A)	5,700,174
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.655%	12,537,356
	(1 Month USD LIBOR + 120 bps), 12/15/34 (144A)
112,456(a)	Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1, 5.356% (1 Month USD LIBOR + 285 bps), 11/25/25 (144A)	112,672
8,129,207(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	8,067,644
9,215,950(c)	WinWater Mortgage Loan Trust, Series 2015-3, Class A17, 2.5%, 3/20/45 (144A)	8,964,749
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $1,453,818,608)	$1,444,993,598
	CORPORATE BONDS - 17.9% of Net Assets
	Aerospace & Defense - 0.4%
7,567,000	Boeing Capital Corp., 4.7%, 10/27/19	$7,661,126
6,680,000	Boeing Co., 6.0%, 3/15/19	6,712,315
9,335,000(a)	United Technologies Corp., 2.891% (3 Month USD LIBOR + 35 bps), 11/1/19	9,323,246
905,000(a)	United Technologies Corp., 3.279% (3 Month USD LIBOR + 65 bps), 8/16/21	901,599
	Total Aerospace & Defense	$24,598,286
	Agriculture - 0.3%
10,970,000(a)	BAT Capital Corp., 3.204% (3 Month USD LIBOR + 59 bps), 8/14/20	$10,861,888
3,990,000	Philip Morris International, Inc., 1.375%, 2/25/19	3,980,000
	Total Agriculture	$14,841,888
	Auto Manufacturers - 1.8%
4,366,000	American Honda Finance Corp., 1.2%, 7/12/19	$4,333,575
1,810,000(a)	American Honda Finance Corp., 2.619% (3 Month USD LIBOR + 15 bps), 1/22/19	1,809,871
4,275,000(a)	American Honda Finance Corp., 2.828% (3 Month USD LIBOR + 21 bps), 2/12/21	4,236,098
2,000,000(a)	American Honda Finance Corp., 2.954% (3 Month USD LIBOR + 34 bps), 2/14/20	1,996,568
4,810,000(a)	American Honda Finance Corp., 3.048% (3 Month USD LIBOR + 26 bps), 6/16/20	4,793,351
7,500,000(a)	BMW US Capital LLC, 2.984% (3 Month USD LIBOR + 37 bps), 8/14/20 (144A)	7,443,525
2,650,000(a)	Daimler Finance North America LLC, 3.14% (3 Month USD LIBOR + 62 bps), 10/30/19 (144A)	2,652,763
2,015,000(a)	Ford Motor Credit Co., LLC, 3.305% (3 Month USD LIBOR + 88 bps), 10/12/21	1,933,717
2,980,000(a)	Ford Motor Credit Co., LLC, 3.408% (3 Month USD LIBOR + 100 bps), 1/9/20	2,949,454
780,000(a)	Ford Motor Credit Co., LLC, 3.512% (3 Month USD LIBOR + 93 bps), 11/4/19	777,179
5,295,000(a)	Ford Motor Credit Co., LLC, 3.606% (3 Month USD LIBOR + 83 bps), 3/12/19	5,291,166
2,245,000	General Motors Financial Co., Inc., 2.4%, 5/9/19	2,236,563

Principal
Amount
USD ($)		Value
	Auto Manufacturers - (continued)
2,323,000(a)	General Motors Financial Co., Inc., 4.051% (3 Month USD LIBOR + 145 bps), 5/9/19	$2,325,957
9,320,000(a)	General Motors Financial Co., Inc., 4.496% (3 Month USD LIBOR + 206 bps), 1/15/19	9,324,616
3,530,000(a)	Nissan Motor Acceptance Corp., 2.826% (3 Month USD LIBOR + 39 bps), 7/13/20 (144A)	3,502,921
1,970,000(a)	Nissan Motor Acceptance Corp., 3.203% (3 Month USD LIBOR + 39 bps), 9/28/20 (144A)	1,948,079
2,650,000(a)	Nissan Motor Acceptance Corp., 3.299% (3 Month USD LIBOR + 52 bps), 9/13/19 (144A)	2,643,543
6,750,000(a)	Nissan Motor Acceptance Corp., 3.308% (3 Month USD LIBOR + 52 bps), 3/15/21 (144A)	6,646,623
1,000,000(a)	Nissan Motor Acceptance Corp., 3.777% (3 Month USD LIBOR + 101 bps), 3/8/19 (144A)	1,001,171
4,680,000(a)	PACCAR Financial Corp., 2.878% (3 Month USD LIBOR + 26 bps), 5/10/21	4,681,308
3,205,000(a)	Toyota Motor Credit Corp., 2.709% (3 Month USD LIBOR + 26 bps), 4/17/20	3,194,164
3,063,000(a)	Toyota Motor Credit Corp., 2.885% (3 Month USD LIBOR + 44 bps), 10/18/19	3,065,133
2,600,000(a)	Toyota Motor Credit Corp., 2.971% (3 Month USD LIBOR + 17 bps), 9/18/20	2,584,091
3,000,000(a)	Toyota Motor Credit Corp., 3.146% (3 Month USD LIBOR + 37 bps), 3/12/20	2,998,919
4,400,000(a)	Toyota Motor Credit Corp., 3.46% (3 Month USD LIBOR + 82 bps), 2/19/19	4,403,299
6,525,000	Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 (144A)	6,493,183
5,550,000(a)	Volkswagen Group of America Finance LLC, 3.558% (3 Month USD LIBOR + 94 bps), 11/12/21 (144A)	5,495,693
	Total Auto Manufacturers	$100,762,530
	Banks - 8.0%
16,330,000(a)	ABN AMRO Bank NV, 3.085% (3 Month USD LIBOR + 64 bps), 1/18/19 (144A)	$16,331,862
4,155,000	Bank of America Corp., 2.6%, 1/15/19	4,154,191
6,585,000(a)	Bank of America Corp., 3.476% (3 Month USD LIBOR + 104 bps), 1/15/19	6,586,460
3,100,000(a)	Bank of America Corp., 3.629% (3 Month USD LIBOR + 116 bps), 1/20/23	3,097,325
6,142,000(a)	Bank of America Corp., 3.667% (3 Month USD LIBOR + 87 bps), 4/1/19	6,151,045
9,478,000	Bank of Montreal, 1.5%, 7/18/19	9,406,799
1,300,000	Bank of Montreal, 1.75%, 9/11/19	1,288,337
2,540,000(a)	Bank of Montreal, 3.095% (3 Month USD LIBOR + 65 bps), 7/18/19	2,544,798
1,525,000(a)	Bank of Montreal, 3.228% (3 Month USD LIBOR + 44 bps), 6/15/20	1,522,111
6,138,000	Bank of New York Mellon Corp., 2.2%, 5/15/19	6,123,791
2,405,000	Bank of New York Mellon Corp., 2.3%, 9/11/19	2,392,499
2,960,000(a)	Bank of New York Mellon Corp., 3.251% (3 Month USD LIBOR + 48 bps), 9/11/19	2,964,587
4,015,000	Bank of New York Mellon Corp., 5.45%, 5/15/19	4,051,830
6,270,000	Bank of Nova Scotia, 1.65%, 6/14/19	6,234,449
4,290,000	Banque Federative du Credit Mutuel SA, 2.75%, 1/22/19 (144A)	4,288,564
8,050,000(a)	Banque Federative du Credit Mutuel SA, 2.959% (3 Month USD LIBOR + 49 bps), 7/20/20 (144A)	8,024,146
6,400,000(a)	Barclays Plc, 4.046% (3 Month USD LIBOR + 143 bps), 2/15/23	6,157,146
3,970,000(a)	BB&T Corp., 2.761% (3 Month USD LIBOR + 22 bps), 2/1/21	3,923,824
3,065,000(a)	BB&T Corp., 3.151% (3 Month USD LIBOR + 72 bps), 1/15/20	3,070,907
11,550,000	BPCE SA, 2.5%, 7/15/19	11,505,659
2,600,000	Branch Banking & Trust Co., 1.45%, 5/10/19	2,584,916
3,000,000(a)	Branch Banking & Trust Co., 2.886% (3 Month USD LIBOR + 45 bps), 1/15/20	2,998,306
4,450,000	Canadian Imperial Bank of Commerce, 1.6%, 9/6/19	4,409,856
2,610,000(a)	Canadian Imperial Bank of Commerce, 3.259% (3 Month USD LIBOR + 52 bps), 9/6/19	2,612,603
2,600,000	Capital One NA, 1.85%, 9/13/19	2,571,535
2,720,000	Capital One NA, 2.4%, 9/5/19	2,703,483
4,000,000(a)	Capital One NA, 3.544% (3 Month USD LIBOR + 77 bps), 9/13/19	4,004,282
4,450,000(a)	Citibank NA, 2.861% (3 Month USD LIBOR + 32 bps), 5/1/20	4,434,610
4,850,000(a)	Citibank NA, 3.047% (3 Month USD LIBOR + 57 bps), 7/23/21	4,805,649
3,800,000(a)	Citibank NA, 3.061% (3 Month USD LIBOR + 26 bps), 9/18/19	3,794,599
4,100,000(a)	Citigroup, Inc., 3.204% (3 Month USD LIBOR + 79 bps), 1/10/20	4,105,451
1,500,000(a)	Citigroup, Inc., 3.696% (3 Month USD LIBOR + 93 bps), 6/7/19	1,503,530
4,630,000	Citizens Bank NA, 2.5%, 3/14/19	4,625,582
4,410,000(a)	Citizens Bank NA, 3.259% (3 Month USD LIBOR + 57 bps), 5/26/20	4,399,193
3,840,000(a)	Citizens Bank NA, 3.278% (3 Month USD LIBOR + 54 bps), 3/2/20	3,834,345
3,685,000	Cooperatieve Rabobank UA, 1.375%, 8/9/19	3,649,337
4,470,000(a)	Cooperatieve Rabobank UA, 2.938% (3 Month USD LIBOR + 43 bps), 4/26/21	4,447,607
7,295,000(a)	Cooperatieve Rabobank UA, 3.111% (3 Month USD LIBOR + 51 bps), 8/9/19	7,300,182
8,270,000	Credit Suisse AG, 2.3%, 5/28/19	8,245,522
4,765,000	Credit Suisse AG, 5.3%, 8/13/19	4,825,008
11,340,000(a)	Danske Bank AS, 3.319% (3 Month USD LIBOR + 58 bps), 9/6/19 (144A)	11,332,338
14,546,000(a)	DNB Bank ASA, 3.167% (3 Month USD LIBOR + 37 bps), 10/2/20 (144A)	14,452,380
5,740,000	Fifth Third Bank, 1.625%, 9/27/19	5,679,691
4,005,000(a)	Fifth Third Bank, 2.77% (3 Month USD LIBOR + 25 bps), 10/30/20	3,976,122
455,000(a)	Fifth Third Bank, 3.412% (3 Month USD LIBOR + 59 bps), 9/27/19	455,616
2,703,000(a)	Goldman Sachs Group, Inc., 3.497% (3 Month USD LIBOR + 102 bps), 10/23/19	2,705,900
4,420,000	Goldman Sachs Group, Inc., 7.5%, 2/15/19	4,441,288
6,770,000(a)	HSBC Holdings Plc, 3.24% (3 Month USD LIBOR + 60 bps), 5/18/21	6,669,536
7,780,000(a)	HSBC Holdings Plc, 3.426% (3 Month USD LIBOR + 65 bps), 9/11/21	7,677,137
5,320,000	ING Bank NV, 2.3%, 3/22/19 (144A)	5,312,598
100,000(a)	ING Bank NV, 3.226% (3 Month USD LIBOR + 61 bps), 8/15/19 (144A)	100,132
700,000(a)	ING Bank NV, 3.61% (3 Month USD LIBOR + 97 bps), 8/17/20 (144A)	704,216
2,675,000(a)	ING Bank NV, 3.954% (3 Month USD LIBOR + 113 bps), 3/22/19 (144A)	2,679,632
4,230,000	JPMorgan Chase & Co., 2.35%, 1/28/19	4,227,911
4,470,000(a)	JPMorgan Chase Bank NA, 2.848% (3 Month USD LIBOR + 34 bps), 4/26/21	4,428,543
4,260,000(a)	JPMorgan Chase Bank NA, 2.868% (3 Month USD LIBOR + 25 bps), 2/13/20	4,254,358
2,750,000(a)	JPMorgan Chase Bank NA, 3.01% (SOFRRATE + 55 bps), 10/19/20	2,745,103
1,156,000	KeyBank NA, 1.6%, 8/22/19	1,145,712

Principal
Amount
USD ($)		Value
	Banks - (continued)
5,500,000	KeyBank NA, 2.5%, 12/15/19	$5,466,237
10,380,000(a)	Lloyds Bank Plc, 3.079% (3 Month USD LIBOR + 49 bps), 5/7/21	10,275,360
429,000	Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)	440,106
4,410,000	Manufacturers & Traders Trust Co., 2.25%, 7/25/19	4,394,450
7,185,000(a)	Mitsubishi UFJ Financial Group, Inc., 3.158% (3 Month USD LIBOR + 65 bps), 7/26/21	7,158,125
3,310,000	Mizuho Bank, Ltd., 2.65%, 9/25/19 (144A)	3,298,366
5,075,000	Mizuho Financial Group, Inc., 2.273%, 9/13/21	4,913,834
3,130,000(a)	Morgan Stanley, 3.337% (3 Month USD LIBOR + 85 bps), 1/24/19	3,130,851
7,360,000(a)	Morgan Stanley, 3.916% (3 Month USD LIBOR + 138 bps), 2/1/19	7,365,903
4,442,000(a)	Nordea Bank Abp, 3.176% (3 Month USD LIBOR + 47 bps), 5/29/20 (144A)	4,437,671
4,515,000(a)	Nordea Bank Abp, 3.423% (3 Month USD LIBOR + 62 bps), 9/30/19 (144A)	4,524,123
3,960,000(a)	Royal Bank of Canada, 2.748% (3 Month USD LIBOR + 24 bps), 10/26/20	3,937,861
3,500,000(a)	Royal Bank of Canada, 2.946% (3 Month USD LIBOR + 24 bps), 8/29/19	3,499,242
2,500,000(a)	Royal Bank of Canada, 2.989% (3 Month USD LIBOR + 48 bps), 7/29/19	2,501,906
3,115,000(a)	Royal Bank of Canada, 3.118% (3 Month USD LIBOR + 38 bps), 3/2/20	3,109,234
5,435,000(a)	Skandinaviska Enskilda Banken AB, 3.07% (3 Month USD LIBOR + 43 bps), 5/17/21 (144A)	5,398,585
9,025,000(a)	Skandinaviska Enskilda Banken AB, 3.349% (3 Month USD LIBOR + 57 bps), 9/13/19 (144A)	9,036,466
3,000,000(a)	State Street Corp., 3.54% (3 Month USD LIBOR + 90 bps), 8/18/20	3,013,665
3,950,000(a)	Sumitomo Mitsui Banking Corp., 2.755% (3 Month USD LIBOR + 31 bps), 10/18/19	3,945,615
4,345,000(a)	Sumitomo Mitsui Banking Corp., 2.799% (3 Month USD LIBOR + 35 bps), 1/17/20	4,341,179
2,700,000(a)	Sumitomo Mitsui Banking Corp., 2.806% (3 Month USD LIBOR + 37 bps), 10/16/20	2,682,054
6,445,000(a)	Sumitomo Mitsui Banking Corp., 2.96% (3 Month USD LIBOR + 54 bps), 1/11/19	6,445,081
3,115,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 3.249% (3 Month USD LIBOR + 51 bps), 3/6/19 (144A)	3,115,825
7,800,000(a)	SunTrust Bank, 3.057% (3 Month USD LIBOR + 53 bps), 1/31/20	7,792,476
5,700,000(a)	Svenska Handelsbanken AB, 3.127% (3 Month USD LIBOR + 36 bps), 9/8/20	5,696,028
3,750,000(a)	Svenska Handelsbanken AB, 3.229% (3 Month USD LIBOR + 49 bps), 9/6/19	3,752,528
6,845,000(a)	Svenska Handelsbanken AB, 3.278% (3 Month USD LIBOR + 49 bps), 6/17/19	6,851,470
4,550,000	Toronto-Dominion Bank, 1.9%, 10/24/19	4,510,874
4,145,000(a)	Toronto-Dominion Bank, 2.865% (3 Month USD LIBOR + 42 bps), 1/18/19	4,145,206
2,600,000(a)	Toronto-Dominion Bank, 3.268% (3 Month USD LIBOR + 65 bps), 8/13/19	2,607,171
4,849,000(a)	UBS AG, 3.218% (3 Month USD LIBOR + 48 bps), 12/1/20 (144A)	4,825,453
9,635,000(a)	UBS AG, 3.254% (3 Month USD LIBOR + 64 bps), 8/14/19	9,656,862
3,650,000(a)	US Bancorp, 2.89% (3 Month USD LIBOR + 40 bps), 4/25/19	3,651,050
3,960,000(a)	US Bank NA, 2.617% (3 Month USD LIBOR + 14 bps), 10/23/20	3,930,640
2,965,000(a)	US Bank NA, 2.807% (3 Month USD LIBOR + 32 bps), 1/24/20	2,962,637
4,450,000(a)	US Bank NA, 2.828% (3 Month USD LIBOR + 32 bps), 4/26/21	4,432,955
1,055,000(a)	US Bank NA, 2.918% (3 Month USD LIBOR + 41 bps), 4/26/19	1,055,328
3,795,000(a)	Wells Fargo & Co., 3.2% (3 Month USD LIBOR + 68 bps), 1/30/20	3,802,569
3,125,000(a)	Wells Fargo & Co., 3.597% (3 Month USD LIBOR + 111 bps), 1/24/23	3,094,784
4,450,000(a)	Wells Fargo & Co., 4.076% (3 Month USD LIBOR + 134 bps), 3/4/21	4,496,503
3,224,000(a)	Wells Fargo Bank NA, 2.666% (3 Month USD LIBOR + 23 bps), 1/15/20	3,215,266
3,775,000(a)	Wells Fargo Bank NA, 3.289% (3 Month USD LIBOR + 60 bps), 5/24/19	3,778,630
	Total Banks	$465,354,308
	Beverages - 0.1%
3,569,000(a)	Anheuser-Busch InBev Finance, Inc., 2.941% (3 Month USD LIBOR + 40 bps), 2/1/19	$3,568,469
	Total Beverages	$3,568,469
	Biotechnology - 0.4%
4,500,000	Amgen, Inc., 1.9%, 5/10/19	$4,481,192
3,265,000(a)	Amgen, Inc., 2.935% (3 Month USD LIBOR + 32 bps), 5/10/19	3,264,196
5,315,000(a)	Amgen, Inc., 3.065% (3 Month USD LIBOR + 45 bps), 5/11/20	5,307,984
3,484,000(a)	Amgen, Inc., 3.253% (3 Month USD LIBOR + 60 bps), 5/22/19	3,486,002
5,671,000	Celgene Corp., 2.25%, 5/15/19	5,654,329
	Total Biotechnology	$22,193,703
	Building Materials - 0.0%†
2,477,000(a)	Martin Marietta Materials, Inc., 3.292% (3 Month USD LIBOR + 50 bps), 12/20/19	$2,469,884
	Total Building Materials	$2,469,884
	Chemicals - 0.1%
2,745,000(a)	DowDuPont, Inc., 3.417% (3 Month USD LIBOR + 71 bps), 11/15/20	$2,743,535
3,235,000(a)	EI du Pont de Nemours & Co., 3.071% (3 Month USD LIBOR + 53 bps), 5/1/20	3,236,635
	Total Chemicals	$5,980,170
	Commercial Services - 0.1%
535,000	ERAC USA Finance LLC, 2.35%, 10/15/19 (144A)	$531,382
7,617,000	Moody's Corp., 2.75%, 7/15/19	7,618,312
	Total Commercial Services	$8,149,694
	Computers - 0.1%
4,110,000	Apple, Inc., 1.7%, 2/22/19	$4,102,457
2,650,000(a)	Apple, Inc., 3.497% (3 Month USD LIBOR + 82 bps), 2/22/19	2,652,700
	Total Computers	$6,755,157
	Diversified Financial Services - 0.8%
7,510,000(a)	AIG Global Funding, 3.277% (3 Month USD LIBOR + 48 bps), 7/2/20 (144A)	$7,505,432
3,970,000(a)	American Express Co., 2.85% (3 Month USD LIBOR + 33 bps), 10/30/20	3,950,601
4,430,000(a)	American Express Credit Corp., 2.912% (3 Month USD LIBOR + 33 bps), 5/3/19	4,429,820
3,085,000(a)	American Express Credit Corp., 3.09% (3 Month USD LIBOR + 57 bps), 10/30/19	3,086,136
3,115,000(a)	American Express Credit Corp., 3.168% (3 Month USD LIBOR + 43 bps), 3/3/20	3,110,367
4,005,000(a)	Capital One Financial Corp., 2.97% (3 Month USD LIBOR + 45 bps), 10/30/20	3,976,460
9,935,000(a)	Charles Schwab Corp., 2.966% (3 Month USD LIBOR + 32 bps), 5/21/21	9,893,491

Principal
Amount
USD ($)		Value
	Diversified Financial Services - (continued)
6,275,000(a)	Federation des Caisses Desjardins du Quebec, 2.85% (3 Month USD LIBOR + 33 bps), 10/30/20 (144A)	$6,246,795
2,635,000(a)	Mizuho Securities USA LLC, 3.024% (3 Month USD LIBOR + 20 bps), 9/24/19	2,634,806
3,597,000	TD Ameritrade Holding Corp., 5.6%, 12/1/19	3,672,799
	Total Diversified Financial Services	$48,506,707
	Electric - 0.4%
1,750,000	Dominion Energy, Inc., 1.6%, 8/15/19	$1,730,517
4,080,000	Dominion Energy, Inc., 1.875%, 1/15/19	4,077,260
4,967,000(a)	Duke Energy Progress LLC, 2.947% (3 Month USD LIBOR + 18 bps), 9/8/20	4,947,495
5,584,000	Eversource Energy, 4.5%, 11/15/19	5,635,354
4,505,000	NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	4,494,668
1,873,000(a)	Sempra Energy, 2.936% (3 Month USD LIBOR + 50 bps), 1/15/21	1,841,544
	Total Electric	$22,726,838
	Electronics - 0.2%
8,765,000	Amphenol Corp., 2.55%, 1/30/19	$8,759,241
	Total Electronics	$8,759,241
	Food - 0.1%
2,795,000(a)	Conagra Brands, Inc., 3.219% (3 Month USD LIBOR + 75 bps), 10/22/20	$2,787,148
900,000(a)	Tyson Foods, Inc., 3.288% (3 Month USD LIBOR + 55 bps), 6/2/20	895,082
	Total Food	$3,682,230
	Healthcare-Products - 0.1%
3,990,000(a)	Becton Dickinson & Co., 3.678% (3 Month USD LIBOR + 88 bps), 12/29/20	$3,949,898
2,680,000(a)	Medtronic, Inc., 3.588% (3 Month USD LIBOR + 80 bps), 3/15/20	2,691,717
	Total Healthcare-Products	$6,641,615
	Healthcare-Services - 0.4%
9,456,000	Anthem, Inc., 2.25%, 8/15/19	$9,405,305
6,730,000(a)	Cigna Corp., 3.438% (3 Month USD LIBOR + 65 bps), 9/17/21 (144A)	6,634,937
5,945,000(a)	UnitedHealth Group, Inc., 2.506% (3 Month USD LIBOR + 7 bps), 10/15/20	5,899,235
	Total Healthcare-Services	$21,939,477
	Insurance - 1.3%
5,100,000(a)	Allstate Corp., 3.233% (3 Month USD LIBOR + 43 bps), 3/29/21	$5,044,701
5,955,000	American International Group, Inc., 2.3%, 7/16/19	5,930,473
3,600,000(a)	Berkshire Hathaway Finance Corp., 2.876% (3 Month USD LIBOR + 26 bps), 8/15/19	3,599,317
2,611,000	Chubb INA Holdings, Inc., 5.9%, 6/15/19	2,644,768
4,720,000	MassMutual Global Funding II, 1.55%, 10/11/19 (144A)	4,661,789
7,321,000	Metropolitan Life Global Funding I, 1.55%, 9/13/19 (144A)	7,247,835
550,000	Metropolitan Life Global Funding I, 1.75%, 9/19/19 (144A)	544,663
3,705,000(a)	Metropolitan Life Global Funding I, 3.024% (3 Month USD LIBOR + 22 bps), 9/19/19 (144A)	3,701,188
5,090,000(a)	Metropolitan Life Global Funding I, 3.176% (3 Month USD LIBOR + 40 bps), 6/12/20 (144A)	5,085,703
4,204,000(a)	New York Life Global Funding, 2.877% (3 Month USD LIBOR + 39 bps), 10/24/19 (144A)	4,205,216
1,865,000(a)	New York Life Global Funding, 2.912% (3 Month USD LIBOR + 32 bps), 8/6/21 (144A)	1,862,404
4,270,000	Pricoa Global Funding I, 1.45%, 9/13/19 (144A)	4,223,978
4,510,000	Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	4,489,387
7,738,000	Protective Life Corp., 7.375%, 10/15/19	7,954,307
875,000	Protective Life Global Funding, 1.555%, 9/13/19 (144A)	864,747
4,765,000(a)	Protective Life Global Funding, 3.333% (3 Month USD LIBOR + 52 bps), 6/28/21 (144A)	4,727,405
3,811,000	Prudential Financial, Inc., 2.35%, 8/15/19	3,793,140
4,715,000	Prudential Financial, Inc., 7.375%, 6/15/19	4,800,527
	Total Insurance	$75,381,548
	Machinery-Construction & Mining - 0.2%
5,495,000(a)	Caterpillar Financial Services Corp., 2.796% (3 Month USD LIBOR + 18 bps), 5/15/20	$5,475,218
4,480,000(a)	Caterpillar Financial Services Corp., 3.018% (3 Month USD LIBOR + 23 bps), 3/15/21	4,449,738
2,600,000(a)	Caterpillar Financial Services Corp., 3.046% (3 Month USD LIBOR + 28 bps), 9/7/21	2,582,297
	Total Machinery-Construction & Mining	$12,507,253
	Machinery-Diversified - 0.1%
7,295,000(a)	John Deere Capital Corp., 3.027% (3 Month USD LIBOR + 26 bps), 9/10/21	$7,222,163
	Total Machinery-Diversified	$7,222,163
	Media - 0.1%
8,000,000(a)	Comcast Corp., 3.127% (3 Month USD LIBOR + 33 bps), 10/1/20	$7,963,095
	Total Media	$7,963,095
	Oil & Gas - 0.7%
2,580,000	BP Capital Markets Plc, 1.676%, 5/3/19	$2,567,496
1,000,000	BP Capital Markets Plc, 1.768%, 9/19/19	991,084
4,805,000	BP Capital Markets Plc, 2.237%, 5/10/19	4,791,603
5,685,000	BP Capital Markets Plc, 2.315%, 2/13/20	5,636,417
1,013,000(a)	BP Capital Markets Plc, 3.158% (3 Month USD LIBOR + 54 bps), 5/10/19	1,013,516
2,616,000(a)	BP Capital Markets Plc, 3.658% (3 Month USD LIBOR + 87 bps), 9/16/21	2,644,164
1,383,000	Chevron Corp., 1.686%, 2/28/19	1,380,298
3,115,000(a)	Chevron Corp., 2.948% (3 Month USD LIBOR + 21 bps), 3/3/20	3,109,045
3,652,000(a)	Chevron Corp., 3.579% (3 Month USD LIBOR + 95 bps), 5/16/21	3,691,251
4,380,000(a)	Phillips 66, 3.289% (3 Month USD LIBOR + 60 bps), 2/26/21	4,331,022
3,132,000(a)	Shell International Finance BV, 3.126% (3 Month USD LIBOR + 35 bps), 9/12/19	3,134,731
5,345,000	Total Capital SA, 4.45%, 6/24/20	5,454,728
	Total Oil & Gas	$38,745,355

Principal
Amount
USD ($)		Value
	Pharmaceuticals - 0.9%
4,670,000(a)	Bayer US Finance II LLC, 3.452% (3 Month USD LIBOR + 63 bps), 6/25/21 (144A)	$4,607,794
10,815,000	Cardinal Health, Inc., 1.948%, 6/14/19	10,759,318
15,575,000(a)	CVS Health Corp., 3.397% (3 Month USD LIBOR + 63 bps), 3/9/20	15,546,717
2,617,000	Express Scripts Holding Co., 2.25%, 6/15/19	2,605,861
6,940,000	Shire Acquisitions Investments Ireland, DAC, 1.9%, 9/23/19	6,842,741
11,060,000(a)	Zoetis, Inc., 3.085% (3 Month USD LIBOR + 44 bps), 8/20/21	10,978,884
	Total Pharmaceuticals	$51,341,315
	Pipelines - 0.3%
8,975,000	Enable Midstream Partners LP, 2.4%, 5/15/19	$8,924,131
4,750,000	TransCanada PipeLines, Ltd., 2.125%, 11/15/19	4,704,724
4,088,000	TransCanada PipeLines, Ltd., 7.125%, 1/15/19	4,093,299
	Total Pipelines	$17,722,154
	REITS - 0.1%
1,445,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$1,433,707
1,153,000	ERP Operating LP, 2.375%, 7/1/19	1,149,436
	Total REITS	$2,583,143
	Retail - 0.3%
5,772,000	Alimentation Couche-Tard, Inc., 2.35%, 12/13/19 (144A)	$5,718,159
6,590,000(a)	Alimentation Couche-Tard, Inc., 3.279% (3 Month USD LIBOR + 50 bps), 12/13/19 (144A)	6,572,473
4,517,000(a)	Home Depot, Inc., 2.901% (3 Month USD LIBOR + 15 bps), 6/5/20	4,500,656
	Total Retail	$16,791,288
	Telecommunications - 0.4%
400,000	AT&T, Inc., 2.3%, 3/11/19	$399,288
2,400,000(a)	AT&T, Inc., 3.441% (3 Month USD LIBOR + 67 bps), 3/11/19	2,400,736
2,700,000(a)	AT&T, Inc., 3.733% (3 Month USD LIBOR + 93 bps), 6/30/20	2,697,548
2,885,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20 (144A)	2,849,120
2,990,000(a)	Deutsche Telekom International Finance BV, 3.029% (3 Month USD LIBOR + 58 bps), 1/17/20 (144A)	2,995,731
5,380,000	Orange SA, 1.625%, 11/3/19	5,312,694
6,771,000	Orange SA, 5.375%, 7/8/19	6,844,697
	Total Telecommunications	$23,499,814
	Transportation - 0.0%†
1,111,000	Union Pacific Corp., 2.25%, 2/15/19	$1,109,043
	Total Transportation	$1,109,043
	Trucking & Leasing - 0.2%
1,400,000(a)	Aviation Capital Group LLC, 3.19% (3 Month USD LIBOR + 67 bps), 7/30/21 (144A)	$1,389,088
5,010,000(a)	GATX Corp., 3.302% (3 Month USD LIBOR + 72 bps), 11/5/21	4,958,415
4,725,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.5%, 6/15/19 (144A)	4,702,623
	Total Trucking & Leasing	$11,050,126
	TOTAL CORPORATE BONDS
	(Cost $1,038,828,932)	$1,032,846,494
	INSURANCE-LINKED SECURITIES - 3.9% of Net Assets
	Catastrophe Linked Bonds - 2.3%
	Earthquakes - California - 0.2%
2,650,000(a)	Golden State Re II, 4.637% (3 Month U.S. Treasury Bill + 220 bps), 1/8/19 (144A)	$2,650,000
3,750,000(a)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	3,698,625
1,800,000(a)	Ursa Re, 4.0% (ZERO + 400 bps), 12/10/19 (144A)	1,760,400
1,600,000(a)	Ursa Re, 6.452% (3 Month U.S. Treasury Bill + 400 bps), 12/10/20 (144A)	1,571,520
500,000(a)	Ursa Re, 7.552% (3 Month U.S. Treasury Bill + 510 bps), 9/24/21 (144A)	484,700
		$10,165,245
	Earthquakes - Chile - 0.0%†
1,800,000(a)	International Bank for Reconstruction & Development, 4.916% (3 Month USD LIBOR + 250 bps), 2/15/21 (144A)	$1,789,380
	Earthquakes - Colombia - 0.0%†
1,300,000(a)	International Bank for Reconstruction & Development, 5.416% (3 Month USD LIBOR + 300 bps), 2/15/21 (144A)	$1,287,390
	Earthquakes - Japan - 0.1%
500,000(a)	Kizuna Re II, 4.32% (3 Month U.S. Treasury Bill + 188 bps), 4/11/23 (144A)	$485,300
2,500,000(a)	Nakama Re, 4.236% (3 Month USD LIBOR + 200 bps), 4/13/23 (144A)	2,457,500
2,500,000(a)	Nakama Re, 4.429% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	2,455,500
		$5,398,300
	Earthquakes - Mexico - 0.0%†
1,400,000(a)	International Bank for Reconstruction & Development, 4.916% (3 Month USD LIBOR + 250 bps), 2/14/20 (144A)	$1,388,240
	Earthquakes - Peru - 0.0%†
1,000,000(a)	International Bank for Reconstruction & Development, 8.416% (3 Month USD LIBOR + 600 bps), 2/15/21 (144A)	$991,600
	Earthquakes - U.S. - 0.1%
2,000,000(a)	Acorn Re, Ltd., 4.986% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$1,970,800
250,000(a)	Golden State Re, 4.982% (3 Month USD LIBOR + 220 bps), 1/8/23 (144A)	247,950

Principal
Amount
USD ($)		Value
	Earthquakes - U.S. - (continued)
2,350,000(a)	Kilimanjaro Re, 6.195% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$2,307,935
		$4,526,685
	Earthquakes - U.S. Regional - 0.0%†
500,000(a)	Merna Re, 4.445% (3 Month U.S. Treasury Bill + 200 bps), 4/8/21 (144A)	$497,650
	Health - U.S. - 0.1%
4,140,000(a)	Vitality Re V, 4.202% (3 Month U.S. Treasury Bill + 175 bps), 1/7/19 (144A)	$4,140,000
2,000,000(a)	Vitality Re VII, 4.602% (3 Month U.S. Treasury Bill + 215 bps), 1/7/20 (144A)	2,007,600
1,000,000(a)	Vitality Re VII, 5.102% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	1,006,700
		$7,154,300
	Hurricane - Gulf Region - 0.1%
7,300,000(a)	Alamo Re, 6.832% (3 Month U.S. Treasury Bill + 439 bps), 6/7/19 (144A)	$7,310,950
	Multiperil - Japan - 0.0%†
250,000(a)	Akibare Re, 4.286% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	$243,650
500,000(a)	Akibare Re, 4.296% (3 Month USD LIBOR + 190 bps), 4/7/22 (144A)	488,750
		$732,400
	Multiperil - U.S. - 0.7%
4,500,000(a)	Bowline Re, 6.945% (3 Month U.S. Treasury Bill + 450 bps), 5/23/22 (144A)	$4,362,750
2,250,000(a)	Caelus Re IV, 7.972% (3 Month U.S. Treasury Bill + 553 bps), 3/6/20 (144A)	2,160,000
1,250,000(a)	Caelus Re V, 2.942% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	225,000
1,000,000(a)	Caelus Re V, 5.652% (3 Month U.S. Treasury Bill + 321 bps), 6/5/20 (144A)	867,300
500,000(a)	Caelus Re V, 5.942% (3 Month U.S. Treasury Bill + 350 bps), 6/7/21 (144A)	470,000
750,000(a)	Caelus Re V, 6.942% (3 Month U.S Treasury Bill + 450 bps), 6/7/21 (144A)	697,500
500,000(a)	Fortius Re II, 5.74% (6 Month USD LIBOR + 362 bps), 7/7/21 (144A)	497,550
4,350,000(a)	Kilimanjaro Re, 6.858% (3 Month USD LIBOR + 465 bps), 5/6/22 (144A)	4,203,840
2,750,000(a)	Kilimanjaro Re, 9.195% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	2,741,475
2,000,000(a)	Kilimanjaro Re, 11.695% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	1,987,600
3,000,000(a)	Kilimanjaro II Re, 8.293% (6 Month USD LIBOR + 572 bps), 4/20/21 (144A)	2,975,100
1,700,000(a)	Kilimanjaro II Re, 9.733% (6 Month USD LIBOR + 714 bps), 4/21/22 (144A)	1,665,150
1,000,000(a)	Northshore Re II, 9.66% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A)	996,700
2,000,000+(a)	Panthera Re, 5.945% (3 Month U.S. Treasury Bill + 350 bps), 3/9/20 (144A)	2,028,400
1,000,000(a)	Residential Reinsurance 2015, 9.232% (3 Month U.S. Treasury Bill + 678 bps), 12/6/19 (144A)	985,200
2,350,000(a)	Residential Reinsurance 2016, 6.272% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	2,338,955
2,100,000(a)	Residential Reinsurance 2017, 5.502% (3 Month U.S. Treasury Bill + 305 bps), 6/6/21 (144A)	2,052,120
2,900,000(a)	Residential Reinsurance 2017, 7.992% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A)	2,833,300
1,250,000(a)	Residential Reinsurance 2018, 5.702% (3 Month U.S. Treasury Bill + 325 bps), 6/6/22 (144A)	1,218,750
300,000(a)	Sanders Re, 2.924% (6 Month USD LIBOR + 307 bps), 12/6/21 (144A)	295,380
2,500,000(a)	Skyline Re, 4.942% (3 Month U.S. Treasury Bill + 250 bps), 1/6/20 (144A)	2,510,000
3,350,000(a)	Tailwind Re, 9.702% (3 Month U.S. Treasury Bill + 725 bps), 1/8/22 (144A)	3,333,250
		$41,445,320
	Multiperil - U.S. Regional - 0.2%
2,650,000(a)	Bonanza Re, 6.141% (6 Month USD LIBOR + 398 bps), 12/31/19 (144A)	$2,591,170
1,000,000(a)	First Coast Re, 6.298% (3 Month U.S. Treasury Bill + 382 bps), 6/7/19 (144A)	1,001,000
4,000,000(a)	Long Point Re III, 5.195% (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	3,972,400
2,600,000(a)	MetroCat Re, 6.145% (3 Month U.S. Treasury Bill + 370 bps), 5/8/20 (144A)	2,580,240
		$10,144,810
	Multiperil - Worldwide - 0.3%
3,300,000(a)	Galilei Re, 6.84% (6 Month USD LIBOR + 466 bps), 1/8/20 (144A)	$3,288,780
1,250,000(a)	Galilei Re, 6.86% (6 Month USD LIBOR + 466 bps), 1/8/21 (144A)	1,225,000
2,800,000(a)	Galilei Re, 7.63% (6 Month USD LIBOR + 545 bps), 1/8/20 (144A)	2,772,560
2,300,000(a)	Galilei Re, 7.65% (6 Month USD LIBOR + 545 bps), 1/8/21 (144A)	2,253,540
1,500,000(a)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A)	1,484,550
1,550,000(a)	Galilei Re, 8.73% (6 Month USD LIBOR + 653 bps), 1/8/21 (144A)	1,518,690
250,000(a)	Galileo Re, 9.912% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	250,375
1,250,000(a)	Kendall Re, 7.682% (3 Month USD LIBOR + 525 bps), 5/6/21 (144A)	1,230,625
4,000,000+(d)	Sector Re V, 12/1/23 (144A)	4,024,986
250,000(a)	Tramline Re II, 10.702% (3 Month U.S. Treasury Bill + 825 bps), 1/4/19 (144A)	249,875
		$18,298,981
	Pandemic - Worldwide - 0.0%†
1,250,000(a)	International Bank for Reconstruction & Development, 9.0% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$1,253,500
	Windstorm - Florida - 0.1%
2,500,000(a)	Casablanca Re, 6.415% (6 Month USD LIBOR + 393 bps), 6/4/20 (144A)	$2,523,750
2,500,000(a)	Integrity Re, 5.729% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A)	2,474,000
1,000,000(a)	Integrity Re, 5.884% (3 Month USD LIBOR + 375 bps), 6/10/22 (144A)	977,900
500,000(a)	Integrity Re, 6.609% (6 Month USD LIBOR + 412 bps), 6/10/20 (144A)	494,350
		$6,470,000
	Windstorm - Japan - 0.1%
1,500,000(a)	Aozora Re, 4.323% (6 Month USD LIBOR + 200 bps), 4/7/21 (144A)	$1,480,950
500,000(a)	Aozora Re, 4.681% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A)	495,800
		$1,976,750
	Windstorm - Massachusetts - 0.1%
3,000,000(a)	Cranberry Re, 4.481% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A)	$2,954,400
	Windstorm - Mexico - 0.0%†
400,000(a)	International Bank for Reconstruction & Development, 8.034% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$400,440

Principal
Amount
USD ($)		Value
	Windstorm - Texas - 0.1%
2,300,000(a)	Alamo Re, 5.692% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$2,271,020
2,000,000(a)	Alamo Re, 7.292% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A)	1,989,200
		$4,260,220
	Windstorm - U.S. Multistate - 0.1%
3,475,000(a)	Citrus Re, 2.942% (1 Month U.S. Treasury Bill + 50 bps), 4/9/20 (144A)	$3,249,125
	Windstorm - Worldwide - 0.0%†
1,750,000(a)	Queen Street XI Re, 8.602% (3 Month U.S. Treasury Bill + 615 bps), 6/7/19 (144A)	$1,746,850
	Total Catastrophe Linked Bonds	$133,442,536
	Collateralized Reinsurance - 0.6%
	Earthquakes - California - 0.1%
2,500,000+(e)	Resilience Re, Variable Rate Notes, 1/10/19 (144A)	$2,500,000
1,500,000+(e)	Resilience Re, Variable Rate Notes, 4/9/19 (144A)	1,500,000
2,000,000+(e)	Resilience Re, Variable Rate Notes, 10/15/19	2,124,200
		$6,124,200
	Hurricane - U.S. - 0.0%†
2,600,000+(e)	Oakmont Re 2018, Variable Rate Notes, 4/30/19	$58,760
	Multiperil - Massachusetts - 0.1%
4,000,000+(e)	Denning Re 2018, Variable Rate Notes, 7/15/19	$3,976,714
	Multiperil - U.S. - 0.0%†
1,500,000+(e)	Kingsbarns Re 2017, Variable Rate Notes, 5/15/19	$229,800
	Multiperil - U.S. Regional - 0.1%
1,563,421+(e)	Ailsa Re 2018, Variable Rate Notes, 6/15/19	$1,567,009
1,000,000+(e)	Cerulean Re 2018, Variable Rate Notes, 6/15/19	1,008,760
2,000,000+(e)	EC0012 Re, Variable Rate Notes, 6/15/19	1,952,000
		$4,527,769
	Multiperil - Worldwide - 0.2%
1,000,000+(e)	Cypress Re 2017, Variable Rate Notes, 1/10/19	$172,600
3,688,762+(e)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	3,327,263
500,000+(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	574,250
850,000+(e)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	976,225
2,000,000+(e)	Resilience Re, Variable Rate Notes, 4/8/19	2,015,800
2,000,000+(e)	Resilience Re, Variable Rate Notes, 4/8/19	2,024,400
2,500,000+(e)	Resilience Re, Variable Rate Notes, 4/9/19	555,000
2,000,000+(e)	Resilience Re, Variable Rate Notes, 4/15/19	20,000
		$9,665,538
	Windstorm - Florida - 0.0%†
2,000,000+(e)	Formby Re 2018, Variable Rate Notes, 6/15/19	$2,009,071
685,024+(e)	Formby Re 2018-2, Variable Rate Notes, 3/31/19	700,095
800,000+(e)	Portrush Re 2017, Variable Rate Notes, 6/15/19	637,440
		$3,346,606
	Windstorm - U.S. Regional - 0.1%
1,263,877+(e)	Hillside Re 2018, Variable Rate Notes, 7/1/19	$22,118
500,000+(e)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	5,750
1,087,740+(e)	Oakmont Re 2018, Variable Rate Notes, 4/15/19	1,014,535
4,000,000+(e)	Promissum Re 2018, Variable Rate Notes, 6/15/19	4,000,000
1,500,000+(e)	Resilience Re, Variable Rate Notes, 6/15/19	1,553,100
		$6,595,503
	Total Collateralized Reinsurance	$34,524,890
	Industry Loss Warranties - 0.1%
	Multiperil - U.S. - 0.1%
2,660,900+(e)	Cypress Re 2018, Variable Rate Notes, 4/15/19	$2,487,676
1,244,707+(e)	Laytown Re, Variable Rate Notes, 4/15/19	1,210,104
4,274,500+(e)	Pinehurst Re 2018, Variable Rate Notes, 4/15/19	4,025,724
	Total Industry Loss Warranties	$7,723,504
	Reinsurance Sidecars - 0.9%
	Multiperil - U.S. - 0.1%
750,000+(e)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	$20,250
2,000,000+(e)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	508,400
1,500,000+(e)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	1,454,212
1,500,000+(e)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	1,265,100
2,000,000+(e)	Harambee Re 2018, Variable Rate Notes, 12/31/21	1,803,000
2,609,302+(e)	Harambee Re 2019, Variable Rate Notes, 12/31/22	2,609,302
625,004+(e)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	450,251
		$8,110,515
	Multiperil - Worldwide - 0.8%
1,000,000+(e)	Alturas Re 2019-1, Variable Rate Notes, 3/10/23	$1,000,000
3,000,000+(e)	Alturas Re 2019-2, Variable Rate Notes, 3/10/22	3,000,000
500,000+(e)	Arlington Re 2015, Variable Rate Notes, 2/1/19	24,300
750,000+(e)	Arlington Re 2016, Variable Rate Notes, 2/28/19	97,875
1,250,000+(e)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	41,375
5,120,164+(e)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	4,868,912
1,500,000+(e)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	1,578,000
318,532+(e)	Eden Re II, Variable Rate Notes, 3/22/21	63,133
437,500+(e)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	90,213

Principal
Amount
USD ($)		Value
	Multiperil - Worldwide - (continued)
2,268,098+(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	$2,400,101
1,500,000+(e)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	1,588,200
400,000+(e)	Eden Re II, Variable Rate Notes, 3/22/23 (144A)	400,000
1,300,000+(e)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	80,600
2,118,314+(e)	Gullane Re 2018, Variable Rate Notes, 12/31/21	1,842,933
2,500,000+(e)	Limestone Re 2018, Variable Rate Notes, 3/1/22	2,550,750
500,000+(e)	Lion Rock Re 2019, Variable Rate Notes, 1/31/20	500,000
2,500,000+(e)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	362,750
4,000,000+(e)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	2,841,600
2,500,000+(e)	Madison Re 2016, Variable Rate Notes, 3/31/19	69,500
2,000,000+(e)	Madison Re 2017, Variable Rate Notes, 12/31/19	527,800
2,000,000+(e)	Madison Re 2018, Variable Rate Notes, 12/31/21	2,075,800
3,000,000+(e)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	2,925,810
2,500,000+(e)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	4,500
2,800,000+(e)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	6,720
2,500,000+(e)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	12,250
1,500,000+(e)	Pangaea Re 2016-2, Variable Rate Notes, 11/30/20	8,100
2,000,000+(e)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	--
1,500,000+(e)	Pangaea Re 2017-3, Variable Rate Notes, 5/31/22	--
2,000,000+(e)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	1,756,000
4,000,000+(e)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	3,413,200
300,000+(e)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	289,131
300,000+(e)	Sector Re V, Series 7, Class C, Variable Rate Notes, 12/1/22 (144A)	289,131
250,000+(e)	Sector Re V, Series 8, Class F, Variable Rate Notes, 3/1/23 (144A)	260,039
624,996+(e)	Sector Re V, Series 8, Class G, Variable Rate Notes, 3/1/23 (144A)	650,094
1,000,000+(e)	Silverton Re 2017, Variable Rate Notes, 9/18/19 (144A)	40,800
1,250,000+(e)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	84,750
1,737,984+(e)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	171,018
750,000+(e)	Thopas Re 2018, Variable Rate Notes, 12/31/21	664,950
2,529,752+(e)	Thopas Re 2019, Variable Rate Notes, 12/31/22	2,529,752
2,700,000+(e)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	12,690
2,600,000+(e)	Versutus Re 2017-A, Variable Rate Notes, 11/30/21	1,300
2,000,000+(e)	Versutus Re 2018, Variable Rate Notes, 12/31/21	1,975,000
1,415,899+(e)	Versutus Re 2019-B, Variable Rate Notes, 12/31/21	1,415,899
750,000+(e)	Viribus Re 2018, Variable Rate Notes, 12/31/21	697,500
1,724,784+(e)	Woburn Re 2018, Variable Rate Notes, 12/31/21	1,345,332
		$44,557,808
	Total Reinsurance Sidecars	$52,668,323
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $235,262,719)	$228,359,253
	MUNICIPAL BOND - 0.0%† of Net Assets(a)(f)
	Municipal Student Loan - 0.0%†
266,781(a)	Louisiana Public Facilities Authority, Student Loan Backed, Series A, 0.0% (3 Month USD LIBOR + 90 bps), 4/26/27	$267,024
	Total Municipal Student Loan	$267,024
	TOTAL MUNICIPAL BOND
	(Cost $267,856)	$267,024
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.6% of Net Assets*(a)
	Aerospace & Defense - 0.1%
480,000	American Airlines, Inc., 2017 Replacement Term Loan, 4.387% (LIBOR + 200 bps), 10/10/21	$457,800
2,449,004	American Airlines, Inc., 2018 Replacement Term Loan, 4.256% (LIBOR + 175 bps), 6/27/25	2,314,691
985,667	Transdigm, Inc., New Tranche F Term Loan, 5.022% (LIBOR + 250 bps), 6/9/23	933,919
1,238,791	Transdigm, Inc., New Tranche G Term Loan, 5.022% (LIBOR + 250 bps), 8/22/24	1,171,690
236,414	United Airlines, Inc., Refinanced Term Loan, 4.272% (LIBOR + 175 bps), 4/1/24	232,868
	Total Aerospace & Defense	$5,110,968
	Automobile - 0.4%
417,396	Allison Transmission, Inc., New Term Loan, 4.26% (LIBOR + 175 bps), 9/23/22	$412,804
1,769,526	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.752% (LIBOR + 225 bps), 4/6/24	1,685,031
844,560	Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 4.522% (LIBOR + 200 bps), 11/2/23	804,443
1,040,828	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.129% (LIBOR + 275 bps), 11/8/23	943,901
6,000,000(g)	Dana, Inc., Term B Loan, 11/14/25	5,790,000
266,667	Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.455% (LIBOR + 200 bps), 3/3/25	255,600
997,500	Honeywell Technologies S.à.r.l. (aka Garrett Motion, Inc.), Dollar Tranche B Term Loan, 5.33% (LIBOR + 250 bps), 9/27/25	947,625
2,577,083	KAR Auction Services, Inc., Tranche B-5 Term Loan, 5.313% (LIBOR + 250 bps), 3/9/23	2,516,952
2,992,462	Navistar, Inc., Tranche B Term Loan, 5.89% (LIBOR + 350 bps), 11/6/24	2,880,245
5,370,000(g)	Thor Industries, Inc., Term Loan B, 11/3/25	5,101,500
646,473	TI Group Automotive Systems LLC, Initial US Term Loan, 5.022% (LIBOR + 250 bps), 6/30/22	618,190
866,777	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.188% (LIBOR + 275 bps), 3/7/24	831,023
291,667	Visteon Corp., New Term Loan, 4.299% (LIBOR + 175 bps), 3/25/24	279,028
	Total Automobile	$23,066,342
	Beverage, Food & Tobacco - 0.3%
500,000	8th Avenue Food & Provisions, Inc., First Lien Term Loan, 6.099% (LIBOR + 375 bps), 10/1/25	$490,625

Principal
Amount
USD ($)		Value
	Beverage, Food & Tobacco - (continued)
488,815	Albertson's LLC, 2017-1 Term B-5 Loan, 5.822% (LIBOR + 300 bps), 12/21/22	$ 485,516
1,031,370	Albertson's LLC, 2017-1 Term B-6 Loan, 5.691% (LIBOR + 300 bps), 6/22/23	985,731
6,432,924	Albertson's LLC, 2018 Term B-7 Loan, 5.522% (LIBOR + 300 bps), 11/17/25	6,087,154
1,317,996	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.57% (PRIME + 100 bps/LIBOR + 200 bps), 12/18/24	1,306,464
3,846,636	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 5.26% (LIBOR + 250 bps), 10/30/22	3,708,396
1,488,068	Post Holdings, Inc., Series A, Incremental Term Loan, 4.51% (LIBOR + 200 bps), 5/24/24	1,437,846
500,000	Sunshine Investments BV (aka Refresco Group), Facility B3, 5.866% (LIBOR + 325 bps), 3/28/25	480,000
	Total Beverage, Food & Tobacco	$14,981,732
	Broadcasting & Entertainment - 0.4%
990,000	Altice Financing SA, October 2017 USD Term Loan, 5.22% (LIBOR + 275 bps), 1/31/26	$920,700
2,231,151	Charter Communications Operating LLC (aka CCO Safari LLC), Term B Loan, 4.53% (LIBOR + 200 bps), 4/30/25	2,145,252
588,060	Creative Artists Agency LLC, Refinancing Term Loan, 5.47% (LIBOR + 300 bps), 2/15/24	569,683
1,087,297	Gray Television, Inc., Term B-2 Loan, 4.599% (LIBOR + 225 bps), 2/7/24	1,049,241
4,750,000(g)	Gray Television, Inc., Term C Loan, 1/2/26	4,599,867
1,341,154	Mediacom Illinois LLC (fka Mediacom Communications LLC), Tranche N Term Loan, 4.17% (LIBOR + 175 bps), 2/15/24	1,277,449
1,980,000	Numericable U.S. LLC, USD TLB-12 Term Loan, 6.143% (LIBOR + 369 bps), 1/31/26	1,839,543
2,828,270	Quebecor Media, Inc., Facility B-1 Tranche, 4.866% (LIBOR + 225 bps), 8/17/20	2,796,452
1,975,000	Raycom TV Broadcasting LLC, Tranche B-1 Term Loan, 6.75% (PRIME + 125 bps), 8/23/24	1,972,531
5,039,849	Sinclair Television Group, Inc., Tranche B Term Loan, 4.78% (LIBOR + 225 bps), 1/3/24	4,815,158
663,830	UPC Financing Partnership, Facility AR, 4.955% (LIBOR + 250 bps), 1/15/26	633,543
	Total Broadcasting & Entertainment	$22,619,419
	Building Materials - 0.0%†
1,336,500	Circor International, Inc., Initial Term Loan, 5.921% (LIBOR + 350 bps), 12/11/24	$1,273,017
1,194,000	Hamilton Holdco LLC (Reece International Pty Ltd.), Term Loan, 4.81% (LIBOR + 200 bps), 7/2/25	1,147,732
297,000	HD Supply Waterworks, Ltd., Initial Term Loan, 5.721% (LIBOR + 300 bps), 8/1/24	288,090
651,770	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.522% (LIBOR + 500 bps), 9/29/23	646,609
	Total Building Materials	$3,355,448
	Buildings & Real Estate - 0.2%
2,460,853	Beacon Roofing Supply, Inc., Initial Term Loan, 4.682% (LIBOR + 225 bps), 1/2/25	$2,347,038
877,360	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.522% (LIBOR + 300 bps), 10/24/22	790,355
1,022,438	DTZ U.S. Borrower LLC (aka Cushman & Wakafield), Closing Date Term Loan, 5.772% (LIBOR + 325 bps), 8/21/25	977,706
1,293,500	Southwire Co. LLC (f.k.a Southwire Co.), Initial Term Loan, 4.455% (LIBOR + 200 bps), 5/19/25	1,269,247
2,100,000	VICI Properties 1 LLC, Term B Loan, 4.504% (LIBOR + 200 bps), 12/20/24	2,017,575
	Total Buildings & Real Estate	$7,401,921
	Chemicals, Plastics & Rubber - 0.3%
2,018,708	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.553% (LIBOR + 175 bps), 6/1/24	$1,909,360
2,301,845	Chemours Co., Tranche B-2 US Dollar Term Loan, 4.28% (LIBOR + 175 bps), 4/3/25	2,215,526
562,500	Natgasoline LLC, Initial Term Loan, 6.25% (LIBOR + 350 bps), 11/14/25	552,656
1,185,346	Polyone Corp., Term B-5 Loan, 4.137% (LIBOR + 175 bps), 1/30/26	1,150,773
2,318,412	PQ Corp., Third Amendment Tranche B-1 Term Loan, 5.027% (LIBOR + 250 bps), 2/8/25	2,203,941
977,550	Reynolds Group Holdings, Inc., Incremental US Term Loan, 5.272% (LIBOR + 275 bps), 2/5/23	936,004
916,716	Tata Chemicals North America, Term Loan, 5.563% (LIBOR + 275 bps), 8/7/20	891,506
1,587,109	Tronox Blocked Borrower LLC, First Lien Blocked Dollar Term Loan, 5.522% (LIBOR + 300 bps), 9/23/24	1,547,147
3,662,559	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.522% (LIBOR + 300 bps), 9/23/24	3,570,340
297,008	Twist Beauty International Holdings SA, Facility B2, 5.886% (LIBOR + 300 bps), 4/22/24	281,786
1,492,366	Versum Materials, Inc. (formerly known as Versum Materials LLC), Term Loan, 4.803% (LIBOR + 200 bps), 9/29/23	1,467,493
170,187	WR Grace & Co-Conn, Term B-1 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	165,437
291,750	WR Grace & Co-CONN, Term B-2 Loan, 4.553% (LIBOR + 175 bps), 4/3/25	283,605
	Total Chemicals, Plastics & Rubber	$17,175,574
	Computers & Electronics - 0.1%
1,000,000	Celestica, Inc., Term Loan B, 5.006% (LIBOR + 250 bps), 6/27/25	$982,000
748,125	Cohu, Inc., Term Loan B, 5.813% (LIBOR + 300 bps), 10/1/25	721,941
1,866,000(g)	Energizer Holdings, Inc., Term Loan B, 12/17/25	1,810,020
1,712,063	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.272% (LIBOR + 175 bps), 1/2/26	1,622,179
662,649	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.772% (LIBOR + 225 bps), 5/17/24	627,860
3,404,803	On Semiconductor Corp., 2018 New Replacement Term B-3 Loan, 4.272% (LIBOR + 175 bps), 3/31/23	3,295,209
	Total Computers & Electronics	$9,059,209
	Construction & Building - 0.0%†
1,240,625	McDermott International, Inc., Term Loan, 7.522% (LIBOR + 500 bps), 5/12/25	$1,160,605
593,090	Quikrete Holdings, Inc., First Lien Initial Term Loan, 5.272% (LIBOR + 275 bps), 11/15/23	566,030
	Total Construction & Building	$1,726,635

Principal
Amount
USD ($)		Value
	Containers, Packaging & Glass - 0.1%
997,468	BWay Holding Co., Initial Term Loan, 5.658% (LIBOR + 325 bps), 4/3/24	$ 941,984
655,701	Crown Holdings, Inc., Dollar Term B Loan, 4.479% (LIBOR + 200 bps), 4/3/25	653,106
3,017,361	Plastipak Holdings, Inc., Tranche B Term Loan, 5.03% (LIBOR + 250 bps), 10/14/24	2,896,667
	Total Containers, Packaging & Glass	$4,491,757
	Diversified & Conglomerate Manufacturing - 0.0%†
1,292,032	Delos Finance S.a r.l., New Term Loan, 4.553% (LIBOR + 175 bps), 10/6/23	$1,260,377
	Total Diversified & Conglomerate Manufacturing	$1,260,377
	Diversified & Conglomerate Service - 0.3%
467,661	Allied Universal Holdco LLC (fka USAGM Holdco LLC), First Lien Initial Term Loan, 6.272% (LIBOR + 375 bps), 7/28/22	$443,888
551,994	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-1 Loan, 4.522% (LIBOR + 200 bps), 6/3/22	541,299
909,550	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-2 Loan, 4.522% (LIBOR + 200 bps), 4/2/25	889,085
2,026,310	Avis Budget Car Rental LLC, Tranche B Term Loan, 4.53% (LIBOR + 200 bps), 2/13/25	1,965,521
104,188	AVSC Holding Corp. (aka PSAV, Inc.), First Lien Initial Term Loan, 5.894% (LIBOR + 325 bps), 3/3/25	98,718
1,896,785	Bright Horizons Family Solutions LLC (fka Bright Horizons Family Solutions, Inc.), Term B Loan, 4.272% (LIBOR + 175 bps), 11/7/23	1,831,977
1,337,979	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 5.272% (LIBOR + 275 bps), 3/1/24	1,274,703
496,457	DG Investment Intermediate Holdings 2, Inc. (aka Convergint Technologies Holdings LLC), First Lien Initial Term Loan, 5.522% (LIBOR + 300 bps), 2/3/25	469,152
472,153	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.277% (LIBOR + 475 bps), 9/29/23	441,463
888,750	FleetCor Technologies Operating Co., LLC,Term B-3 Loan, 4.522% (LIBOR + 200 bps), 8/2/24	870,975
496,212	GHX Ultimate Parent Corp., First Lien Initial Term Loan, 6.063% (LIBOR + 325 bps), 6/28/24	469,541
1,975,000	Iqvia, Inc. (Quintiles IMS), Incremental Term B-2 Dollar Loan, 4.522% (LIBOR + 200 bps), 1/17/25	1,914,269
880,563	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I) (aka Pharmaceutical Product Development LLC), 2018 Term Loan, 5.022% (LIBOR + 250 bps), 8/18/22	838,613
481,061	National Mentor Holdings, Inc., Tranche B Term Loan, 5.803% (LIBOR + 300 bps), 1/31/21	475,448
393,043	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.272% (LIBOR + 275 bps), 2/2/25	371,753
1,594,274	Outfront Media Capital LLC (Outfront Media Capital Corp.), Term Loan, 4.349% (LIBOR + 200 bps), 3/18/24	1,553,620
1,492,500	Sound Inpatient Physicians Holdings LLC, First Lien Initial Term Loan, 5.272% (LIBOR + 275 bps), 6/27/25	1,451,456
691,228	Tempo Acquisition LLC, Initial Term Loan, 5.522% (LIBOR + 300 bps), 5/1/24	663,579
554,741	West Corp., Initial Term B Loan, 6.527% (LIBOR + 400 bps), 10/10/24	510,015
487,500	WEX, Inc., Term B-2 Loan, 4.772% (LIBOR + 225 bps), 6/30/23	470,438
728,122	Worldpay LLC, New Term B-3 Loan, 4.189% (LIBOR + 175 bps), 10/14/23	702,638
2,481,250	Worldpay LLC, New Term B-4 Loan, 4.19% (LIBOR + 175 bps), 8/9/24	2,387,169
	Total Diversified & Conglomerate Service	$20,635,320
	Ecological - 0.0%†
1,736,193	Clean Harbors, Inc., Initial Term Loan, 4.272% (LIBOR + 175 bps), 6/28/24	$1,687,363
	Total Ecological	$1,687,363
	Electric & Electrical - 0.0%†
672,246	Dell International LLC, Refinancing Term B Loan, 4.53% (LIBOR + 200 bps), 9/7/23	$647,364
933,082	Micron Technology, Inc., Term Loan, 4.28% (LIBOR + 175 bps), 4/26/22	918,890
396,907	Rackspace Hosting, Inc., First Lien Term B Loan, 5.582% (LIBOR + 300 bps), 11/3/23	350,072
	Total Electric & Electrical	$1,916,326
	Electronics - 0.2%
4,250,000	Cabot Microelectronics Corp., Initial Term Loan, 4.813% (LIBOR + 225 bps), 11/14/25	$4,106,563
804,045	First Data Corp., 2022D New Dollar Term Loan, 4.504% (LIBOR + 200 bps), 7/8/22	773,223
682,597	Leidos, Inc. (fka Leidos Innovations Corp.), B Term Loan, 4.313% (LIBOR + 175 bps), 8/22/25	674,351
979,858	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.03% (LIBOR + 250 bps), 7/2/21	933,315
1,000,000	Science Applications International Corp., Tranche B Loan, 4.272% (LIBOR + 175 bps), 10/31/25	958,125
1,619,176	Scientific Games International, Inc., Initial Term B-5 Loan, 5.25% (LIBOR + 275 bps), 8/14/24	1,524,454
1,947,472	Sensata Technologies BV (Sensata Technologies Finance Co., LLC), Sixth Amendment Term Loan, 4.209% (LIBOR + 175 bps), 10/14/21	1,928,810
1,521,192	Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 4.536% (LIBOR + 200 bps), 6/23/22	1,486,014
633,184	SS&C Technologies Holdings, Inc., Term B-3 Loan, 4.772% (LIBOR + 225 bps), 4/16/25	601,073
240,175	SS&C Technologies Holdings, Inc., Term B-4 Loan, 4.772% (LIBOR + 225 bps), 4/16/25	227,995
570,769	TTM Technologies, Inc., Term Loan B, 4.849% (LIBOR + 250 bps), 9/28/24	535,810
303,358	Verint Systems, Inc., Refinancing Term Loan, 4.349% (LIBOR + 200 bps), 6/28/24	288,949
45,080	WESCO Distribution, Inc., Tranche B-1 Term Loan, 7.5% (PRIME + 200 bps), 12/12/19	44,855
2,035,415	Western Digital Corp., US Term B-4 Loan, 4.256% (LIBOR + 175 bps), 4/29/23	1,947,214
	Total Electronics	$16,030,751
	Entertainment & Leisure - 0.1%
882,000	Cedar Fair LP, US Term B Loan, 4.272% (LIBOR + 175 bps), 4/13/24	$862,155
1,236,648	Live Nation Entertainment, Inc., Term B-3 Loan, 4.313% (LIBOR + 175 bps), 10/31/23	1,211,915
1,975,000	NCL Corp., Ltd. (aka Norwegian Cruise Lines), Term B Loan, 4.256% (LIBOR + 175 bps), 10/10/21	1,947,844
270,494	Sabre GLBL, Inc. (fka Sabre, Inc.), 2018 Other Term B Loan, 4.522% (LIBOR + 200 bps), 2/22/24	260,959
	Total Entertainment & Leisure	$4,282,873
	Environmental Services - 0.1%
2,641,917	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.522% (LIBOR + 300 bps), 5/30/25	$2,476,797

Principal
Amount
USD ($)		Value
	Environmental Services – (continued)
891,000	Packers Holdings LLC, Initial Term Loan, 5.432% (LIBOR + 300 bps), 12/4/24	$ 859,815
500,000(g)	Tunnel Hill Partners, LP, Cov-Lite TLB, 10/1/25	488,437
	Total Environmental Services	$3,825,049
	Financial Services - 0.0%†
500,000	Financial & Risk US Holdings, Inc. (aka Refinitiv), Initial Dollar Term Loan, 6.272% (LIBOR + 375 bps), 10/1/25	$469,000
2,197,621	RPI Finance Trust, Initial Term Loan B-6, 4.522% (LIBOR + 200 bps), 3/27/23	2,133,522
654,213	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.522% (LIBOR + 200 bps), 6/19/25	631,451
	Total Financial Services	$3,233,973
	Healthcare & Pharmaceuticals - 0.3%
1,301,648	Acadia Healthcare Co., Inc., Tranche B-4 Term Loan, 5.022% (LIBOR + 250 bps), 2/16/23	$1,258,531
1,082,874	Alkermes, Inc., 2023 Term Loan, 4.64% (LIBOR + 225 bps), 3/27/23	1,061,217
987,500	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 6.022% (LIBOR + 350 bps), 9/26/24	897,802
23,668	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.957% (LIBOR + 325 bps), 1/27/21	22,739
612,500	Cidron Healthcare, Ltd. (aka ConvaTec, Inc.), Term B Loan, 5.053% (LIBOR + 225 bps), 10/31/23	595,962
454,810	DaVita, Inc. (fka DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 5.272% (LIBOR + 275 bps), 6/24/21	450,972
2,551,299	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.813% (LIBOR + 425 bps), 4/29/24	2,410,978
1,339,581	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.313% (LIBOR + 375 bps), 7/2/25	1,306,092
515,812	Grifols Worldwide Operations, Ltd., Tranche B Term Loan, 4.669% (LIBOR + 225 bps), 1/31/25	495,825
1,605,099	HCA, Inc., Tranche B-11 Term Loan, 4.272% (LIBOR + 175 bps), 3/17/23	1,569,987
699,413	Horizon Pharma, Inc., Fourth Amendment Refinanced Term Loan, 5.563% (LIBOR + 300 bps), 3/29/24	672,019
997,500	Kindred Healthcare LLC, Closing Date Term Loan, 7.563% (LIBOR + 500 bps), 7/2/25	937,650
1,526,000	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.182% (LIBOR + 375 bps), 11/13/25	1,491,665
339,829	Prestige Brands, Inc., Term B-4 Loan, 4.522% (LIBOR + 200 bps), 1/26/24	328,148
1,725,709	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.938% (LIBOR + 550 bps), 2/22/24	1,712,767
1,461,481	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.522% (LIBOR + 300 bps), 5/15/22	1,403,022
	Total Healthcare & Pharmaceuticals	$16,615,376
	Healthcare, Education & Childcare - 0.4%
1,043,536	ATI Holdings Acquisition, Inc., First Lien Initial Term Loan, 5.955% (LIBOR + 350 bps), 5/10/23	$1,008,317
2,715,625	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), First Incremental Term Loan, 5.129% (LIBOR + 275 bps), 11/27/25	2,577,296
3,107,522	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.379% (LIBOR + 300 bps), 6/2/25	2,983,221
1,127,825	Kinetic Concepts, Inc., Dollar Term Loan, 6.053% (LIBOR + 325 bps), 2/2/24	1,088,351
1,990,000	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.553% (LIBOR + 375 bps), 2/21/25	1,924,330
5,522,387	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 7.129% (LIBOR + 450 bps), 11/16/25	5,241,668
1,471,426	Select Medical Corp., Tranche B Term Loan, 4.962% (LIBOR + 250 bps/PRIME + 150 bps), 3/6/25	1,408,891
2,000,000	Universal Health Services, Inc., Incremental Tranche B Facility, 4.272% (LIBOR + 175 bps), 10/31/25	1,975,000
148,407	Vizient, Inc., Term B-4 Loan, 5.272% (LIBOR + 275 bps), 2/13/23	144,758
	Total Healthcare, Education & Childcare	$18,351,832
	Home & Office Furnishings - 0.0%†
938,463	Armstrong World Industries, Inc., Term Loan B, 5.388% (LIBOR + 275 bps), 3/31/23	$910,309
142,034	Serta Simmons Bedding LLC, First Lien Initial Term Loan, 5.891% (LIBOR + 350 bps), 11/8/23	118,598
	Total Home & Office Furnishings	$1,028,907
	Hotel, Gaming & Leisure - 0.2%
1,437,847	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.772% (LIBOR + 225 bps), 2/16/24	$1,371,933
3,000,000	Boyd Gaming Corp., Refinancing Term B Loan, 4.666% (LIBOR + 225 bps), 9/15/23	2,872,500
367,500	Four Seasons Holdings, Inc., 2013 First Lien Term Loan, 4.522% (LIBOR + 200 bps), 11/30/23	352,340
206,989	Golden Nugget, Inc. (aka Landry's Inc.), Initial Term B Loan, 5.237% (LIBOR + 275 bps), 10/4/23	199,930
1,000,000	Hanjin International Corp. (aka Wilshire Grand Center), Initial Term Loan, 4.945% (LIBOR + 250 bps), 10/19/20	975,000
1,013,984	Hilton Worldwide Finance LLC, Series B-2 Term Loan, 4.256% (LIBOR + 175 bps), 10/25/23	978,494
1,103,788	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.522% (LIBOR + 200 bps), 3/21/25	1,057,567
568,500	Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC), Term Loan, 5.146% (LIBOR + 275 bps), 5/14/20	565,657
472,625	Stars Group Holdings BV, USD Term Loan, 6.303% (LIBOR + 350 bps), 7/10/25	459,206
997,500	Wyndham Hotels & Resorts, Inc., Term B Loan, 4.272% (LIBOR + 175 bps), 5/30/25	961,341
	Total Hotel, Gaming & Leisure	$9,793,968
	Insurance - 0.1%
70,143	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.205% (LIBOR + 275 bps), 5/9/25	$66,495
4,322,096	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.522% (LIBOR + 300 bps), 11/3/24	4,138,407
552,946	Confie Seguros Holding II Co., Term B Loan, 7.457% (LIBOR + 475 bps), 4/19/22	546,495

Principal
Amount
USD ($)		Value
	Insurance - (continued)
353,270	FinCo I LLC (aka Fortress Investment Group), 2018 Replacement Term Loan, 4.522% (LIBOR + 200 bps), 12/27/22	$ 344,438
727,714	Integro Parent, Inc., First Lien Initial Term Loan, 8.481% (LIBOR + 575 bps), 10/31/22	729,533
1,000,000(g)	Sedgwick Holdings, Inc., Initial Term Loan, 12/31/25	959,167
345,625	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.803% (LIBOR + 300 bps), 5/16/24	$327,307
	Total Insurance	$7,111,842
	Leasing - 0.2%
3,005,286	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.47% (LIBOR + 200 bps), 1/15/25	$2,900,784
2,723,824	Fly Funding II S.a.r.l., Term Loan, 4.6% (LIBOR + 200 bps), 2/9/23	2,659,133
3,000,000(g)	Hertz Corp., Tranche Term B-1 Loan, 6/30/23	2,898,000
992,500	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.551% (LIBOR + 375 bps), 9/11/23	960,244
132,075	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.256% (LIBOR + 250 bps), 5/17/21	131,140
	Total Leasing	$9,549,301
	Leisure & Entertainment - 0.1%
995,000	24 Hour Fitness Worldwide, Inc., Term Loan, 6.022% (LIBOR + 350 bps), 5/30/25	$976,966
491,250	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), 2016 Incremental Term Loan, 4.705% (LIBOR + 225 bps), 12/15/23	474,363
1,403,114	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Initial Term Loan, 4.705% (LIBOR + 225 bps), 12/15/22	1,355,758
738,750	CityCenter Holdings LLC, Term B Loan, 4.772% (LIBOR + 225 bps), 4/18/24	702,274
641,875	E.W. Scripps Co., Tranche B Term Loan, 4.522% (LIBOR + 200 bps), 10/2/24	625,828
2,547,092	Fitness International LLC, Term B Loan, 5.772% (LIBOR + 325 bps), 4/18/25	2,432,473
986,278	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.26% (LIBOR + 175 bps), 6/30/22	968,402
	Total Leisure & Entertainment	$7,536,064
	Machinery - 0.1%
144,455	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.803% (LIBOR + 200 bps), 5/18/24	$138,045
1,325,714	CTC AcquiCo GmbH, Facility B2, 5.707% (LIBOR + 300 bps), 3/7/25	1,314,181
144,566	Gardner Denver, Inc., Tranche B-1 Dollar Term Loan, 5.272% (LIBOR + 275 bps), 7/30/24	140,139
400,629	Milacron LLC, Term B Loan, 5.022% (LIBOR + 250 bps), 9/28/23	376,592
249,496	NN, Inc., Tranche B Term Loan, 6.272% (LIBOR + 375 bps), 10/19/22	243,258
2,135,773	Shape Technologies Group, Inc., Initial Term Loan, 5.479% (LIBOR + 300 bps), 4/21/25	2,087,718
297,296	Terex Corp., Incremental US Term Loan, 4.495% (LIBOR + 200 bps), 1/31/24	285,404
997,500	United Rentals (North America), Inc., Initial Term Loan, 4.272% (LIBOR + 175 bps), 10/31/25	976,552
	Total Machinery	$5,561,889
	Manufacturing - 0.1%
3,242,249	Aristocrat Leisure, Ltd., Term B-3 Loan, 4.219% (LIBOR + 175 bps), 10/19/24	$3,108,506
	Total Manufacturing	$3,108,506
	Media - 0.2%
846,000	Altice France SA, USD TLB-13 Incremental Term Loan, 6.455% (LIBOR + 400 bps), 8/14/26	$797,355
228,141	CBS Radio, Inc., Additional Term B-1 Loan, 5.256% (LIBOR + 275 bps), 11/18/24	214,738
1,492,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), January 2018 Incremental Term Loan, 4.955% (LIBOR + 250 bps), 1/25/26	1,431,557
646,406	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.705% (LIBOR + 225 bps), 7/17/25	610,854
1,366,044	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.745% (LIBOR + 225 bps), 1/15/26	1,292,619
243,694	MCC Iowa LLC, Tranche M Term Loan, 4.42% (LIBOR + 200 bps), 1/15/25	234,962
1,662,438	Lamar Media Corp., Term B Loan, 4.313% (LIBOR + 175 bps), 3/14/25	1,618,799
1,555,670	Quincy Media, Inc. (fka Quincy Newspapers, Inc.), Term Loan B, 5.537% (LIBOR + 300 bps/PRIME + 200 bps), 11/2/22	1,532,335
635,345	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan, 5.272% (LIBOR + 275 bps), 3/15/24	577,529
2,450,000	Ziggo Secured Finance Partnership, Term Loan E Facility, 4.955% (LIBOR + 250 bps), 4/15/25	2,314,870
	Total Media	$10,625,618
	Metals & Mining - 0.1%
1,014,750	Atkore International, Inc., First Lien Initial Incremental Term Loan, 5.56% (LIBOR + 275 bps), 12/22/23	$986,002
488,750	Global Brass and Copper, Inc., Initial Term Loan, 5.063% (LIBOR + 250 bps), 5/29/25	472,865
237,500	Oxbow Carbon LLC, First Lien Tranche B Term Loan, 6.022% (LIBOR + 350 bps), 1/4/23	233,344
127,136	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 5.275% (LIBOR + 275 bps), 8/14/24	120,144
1,740,446	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.862% (LIBOR + 225 bps), 6/14/21	1,687,798
	Total Metals & Mining	$3,500,153
	Oil & Gas - 0.1%
414,578	Apergy Corp., Initial Term Loan, 5.063% (LIBOR + 250 bps), 5/9/25	$391,776
500,000	BCP Raptor II LLC, Initial Term Loan, 7.143% (LIBOR + 475 bps), 11/3/25	462,500
1,000,000	Centurion Pipeline Co., LLC (fka Lotus Midstream LLC), Initial Term Loan, 6.053% (LIBOR + 325 bps), 9/29/25	957,500
625,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 9.272% (LIBOR + 675 bps), 10/29/25	596,875
854,205	Energy Transfer Equity LP, Refinanced Term Loan, 4.522% (LIBOR + 200 bps), 2/2/24	835,119

Principal
Amount
USD ($)		Value
	Oil & Gas – (continued)
464,404	Gulf Finance LLC, Tranche B Term Loan, 7.885% (LIBOR + 525 bps), 8/25/23	$ 355,269
	Total Oil & Gas	$3,599,039
	Personal, Food & Miscellaneous Services - 0.0%†
1,186,574	Coty, Inc., USD Term Loan B, 4.633% (LIBOR + 225 bps), 4/7/25	$1,099,064
514,559	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions) , First Lien December 2018 Incremental Term B-1 Loan, 5.272% (LIBOR + 275 bps), 5/2/22	494,620
	Total Personal, Food & Miscellaneous Services	$1,593,684
	Printing & Publishing - 0.0%†
490,038	Nielsen Finance LLC (VNU, Inc.), Class B-4 Term Loan, 4.387% (LIBOR + 200 bps), 10/4/23	$475,949
1,223,184	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.522% (LIBOR + 300 bps), 11/8/24	1,167,122
87,222	Tribune Media Co. (fka Tribune Co.), Term B Loan, 5.522% (LIBOR + 300 bps), 12/27/20	85,777
1,087,108	Tribune Media Co. (fka Tribune Co.), Term C Loan, 5.522% (LIBOR + 300 bps), 1/26/24	1,069,103
214,410	Zebra Technologies Corp. (Zebra Diamond Holdings, Ltd.), Tranche B Term Loan, 4.095% (LIBOR + 175 bps), 10/27/21	212,718
	Total Printing & Publishing	$3,010,669
	Professional & Business Services - 0.1%
2,000,000	Global Payments, Inc., Term B-4 Loan, 4.272% (LIBOR + 175 bps), 10/17/25	$1,915,000
1,463,414	GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 6.241% (PRIME + 250 bps/LIBOR + 350 bps), 5/24/24	1,399,390
763,125	Syneos Health, Inc. (fka INC Research Holdings, Inc.), Replacement Term B Loan, 4.522% (LIBOR + 200 bps), 8/1/24	738,323
	Total Professional & Business Services	$4,052,713
	Retail - 0.3%
740,625	Bass Pro Group LLC, Initial Term Loan, 7.522% (LIBOR + 500 bps), 9/25/24	$711,463
2,500,000	Burlington Coat Factory Warehouse Corp., Term B-5 Loan, 4.48% (LIBOR + 200 bps), 11/17/24	2,437,500
1,608,811	CDW LLC (aka AP Exhaust Acquisition LLC) (fka CDW Corp.), Term Loan, 4.28% (LIBOR + 175 bps), 8/17/23	1,562,935
2,493,750	HD Supply, Inc., Term B-5 Loan, 4.272% (LIBOR + 175 bps), 10/17/23	2,400,234
2,415,097	KFC Holding Co. (aka Yum! Brands), 2018 Term B Loan, 4.22% (LIBOR + 175 bps), 4/3/25	2,356,532
944,181	Michaels Stores, Inc., 2018 New Replacement Term B Loan, 5.008% (LIBOR + 250 bps), 1/30/23	907,200
1,000,000	Resideo Funding, Inc., Tranche B Term Loan, 4.49% (LIBOR + 200 bps), 10/24/25	969,062
995,006	Shutterfly, Inc., Incremental Term Loan, 5.28% (LIBOR + 275 bps), 8/17/24	965,156
2,227,584	Shutterfly, Inc., Initial Term B Loan, 4.96% (LIBOR + 250 bps), 8/19/24	2,153,332
3,465,000	Staples, Inc., Closing Date Term Loan, 6.541% (LIBOR + 400 bps), 9/12/24	3,328,566
	Total Retail	$17,791,980
	Telecommunications - 0.5%
3,268,492	CenturyLink, Inc., Initial Term B Loan, 5.272% (LIBOR + 275 bps), 1/31/25	$3,061,146
2,525,000	Ciena Corp., Refinancing Term Loan, 4.47% (LIBOR + 200 bps), 9/26/25	2,417,688
778,000	Commscope, Inc., Tranche 5 Term Loan, 4.522% (LIBOR + 200 bps), 12/29/22	735,210
1,992,418	Frontier Communications Corp., Term B-1 Loan, 6.28% (LIBOR + 375 bps), 6/15/24	1,850,458
634,895	GCI Holdings, Inc., New Term B Loan, 4.772% (LIBOR + 225 bps), 2/2/22	615,848
295,177	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.772% (LIBOR + 225 bps), 2/15/24	283,001
2,950,000	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.754% (LIBOR + 225 bps), 2/22/24	2,795,125
997,500	Plantronics, Inc., Initial Term B Loan, 5.022% (LIBOR + 250 bps), 7/2/25	963,003
1,048,469	SBA Senior Finance II LLC, Initial Term Loan, 4.53% (LIBOR + 200 bps), 4/11/25	1,008,627
5,600,000	Sprint Communications, Inc., 2018 Incremental Term Loan, 5.563% (LIBOR + 300 bps), 2/2/24	5,439,000
2,588,140	Sprint Communications, Inc., Initial Term Loan, 5.063% (LIBOR + 250 bps), 2/2/24	2,478,144
1,000,000	Unitymedia Hessen GmbH & Co. KG, Facility B, 4.705% (LIBOR + 225 bps), 9/30/25	967,812
1,484,673	Virgin Media Bristol LLC, Facility K, 4.955% (LIBOR + 250 bps), 1/15/26	1,411,553
680,541	Windstream Services LLC (fka Windstream Corp.), Tranche B-7 Term Loan, 5.71% (LIBOR + 325 bps), 2/17/24	578,459
	Total Telecommunications	$24,605,074
	Textile & Apparel - 0.1%
1,633,500	Hanesbrands, Inc., New Term Loan B, 4.272% (LIBOR + 175 bps), 12/16/24	$1,623,972
	Total Textile & Apparel	$1,623,972
	Transport - 0.0%†
472,725	Livingston International, Inc., First Lien Refinancing Term B-3 Loan, 8.553% (LIBOR + 575 bps), 3/20/20	$468,589
190,000	Syncreon Global Finance (US), Inc. (Syncreon Group BV), Term Loan, 6.777% (LIBOR + 425 bps), 10/28/20	163,637
	Total Transport	$632,226
	Transportation - 0.0%†
2,450,000	Envision Healthcare Corp., Initial Term Loan, 6.272% (LIBOR + 375 bps), 10/10/25	$2,294,153
	Total Transportation	$2,294,153
	Utilities - 0.1%
1,511,520	APLP Holdings, Ltd. Partnership, Term Loan, 5.272% (LIBOR + 275 bps), 4/13/23	$1,478,464
767,250	Calpine Construction Finance Co., LP, Term B Loan, 5.022% (LIBOR + 250 bps), 1/15/25	725,690
209,456	Calpine Corp., Term Loan, 5.31% (LIBOR + 250 bps), 1/15/24	199,408
490,000	Dayton Power & Light Co., Term Loan, 4.51% (LIBOR + 200 bps), 8/24/22	486,325
1,173,807	NRG Energy, Inc., Term Loan, 4.272% (LIBOR + 175 bps), 6/30/23	1,132,560

Principal
Amount
USD ($)		Value
	Utilities - (continued)
575,210	St. Joseph Energy Center LLC, Term B Advance, 6.01% (LIBOR + 350 bps), 4/10/25	$ 572,334
2,484,950	TerraForm Power Operating LLC, Specified Refinancing Term Loan, 4.522% (LIBOR + 200 bps), 11/8/22	2,404,189
1,995,000	Vistra Operations Co., LLC (fka Tex Operations Co., LLC), Initial Term Loan, 4.522% (LIBOR + 200 bps), 8/4/23	$1,928,217
	Total Utilities	$8,927,187
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $334,914,634)	$322,775,190
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.8% of Net Assets
6,674(a)	Fannie Mae, 3.67% (1 Year CMT Index + 217 bps), 2/1/34	$6,641
7,364(a)	Fannie Mae, 4.243% (2 Month USD LIBOR + 168 bps), 1/1/48	7,741
7,780(a)	Fannie Mae, 4.256% (1 Year CMT Index + 219 bps), 10/1/32	7,905
1,876,093(a)	Fannie Mae, 4.27% (1 Year CMT Index + 213 bps), 8/1/37	1,979,574
1,402(a)	Fannie Mae, 4.287% (1 Year CMT Index + 220 bps), 11/1/23	1,434
10,614(a)	Fannie Mae, 4.416% (1 Year CMT Index + 211 bps), 9/1/32	11,227
2,627(a)	Federal Home Loan Mortgage Corp., 2.996% (5 Year CMT Index + 212 bps), 6/1/35	2,620
2,371,295(a)	Federal Home Loan Mortgage Corp., 4.511% (2 Month USD LIBOR + 177 bps), 9/1/35	2,483,725
1,861(a)	Federal Home Loan Mortgage Corp., 4.548% (1 Year CMT Index + 230 bps), 10/1/23	1,901
10,710(a)	Federal Home Loan Mortgage Corp., 4.875% (2 Month USD LIBOR + 200 bps), 11/1/33	11,132
3,362(a)	Government National Mortgage Association II, 3.375% (1 Year CMT Index + 150 bps), 1/20/22	3,394
8,615,000(d)	U.S. Treasury Bills, 1/8/19	8,611,773
14,275,000(d)	U.S. Treasury Bills, 1/15/19	14,263,279
28,840,000(a)	U.S. Treasury Floating Rate Notes, 2.463% (3 Month Treasury Yield + 3 bps), 4/30/20	28,829,580
31,235,000(a)	U.S. Treasury Floating Rate Notes, 2.473% (3 Month Treasury Yield + 4 bps), 7/31/20	31,218,828
20,200,000(a)	U.S. Treasury Floating Rate Notes, 2.475% (3 Month Treasury Yield + 5 bps), 10/31/20	20,169,473
8,665,000	U.S. Treasury Notes, 0.75%, 8/15/19	8,567,180
14,515,000	U.S. Treasury Notes, 1.0%, 10/15/19	14,331,861
8,640,000	U.S. Treasury Notes, 1.0%, 11/30/19	8,512,763
17,340,000	U.S. Treasury Notes, 1.125%, 5/31/19	17,242,463
17,200,000	U.S. Treasury Notes, 1.25%, 4/30/19	17,129,453
7,985,000	U.S. Treasury Notes, 1.25%, 8/31/19	7,912,948
8,175,000	U.S. Treasury Notes, 1.375%, 7/31/19	8,119,116
8,670,000	U.S. Treasury Notes, 1.5%, 11/30/19	8,580,591
27,420,000	U.S. Treasury Notes, 1.625%, 4/30/19	27,342,881
8,600,000	U.S. Treasury Notes, 1.625%, 8/31/19	8,543,227
20,170,000(a)	U.S. Treasury Notes, 2.478% (3 Month Treasury Yield + 5 bps), 10/31/19	20,176,485
20,170,000(a)	U.S. Treasury Notes, 2.49% (3 Month Treasury Yield + 6 bps), 7/31/19	20,177,386
20,170,000(a)	U.S. Treasury Notes, 2.5% (3 Month Treasury Yield + 7 bps), 4/30/19	20,179,892
17,135,000(a)	U.S. Treasury Notes, 2.57% (3 Month Treasury Yield + 14 bps), 1/31/19	17,137,084
13,305,000	U.S. Treasury Notes, 3.125%, 5/15/19	13,334,624
8,500,000	U.S. Treasury Notes, 3.375%, 11/15/19	8,551,133
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $333,539,377)	$333,449,314
	TEMPORARY CASH INVESTMENTS - 1.7% of Net Assets
	CERTIFICATES OF DEPOSIT - 0.2%
1,800,000(a)	Bank of Nova Scotia, 2.725% (3 Month USD LIBOR + 30 bps), 4/12/19	$1,800,879
4,415,000(a)	Canadian Imperial Bank of Commerce, 2.741% (3 Month USD LIBOR + 20 bps), 5/1/19	4,416,195
2,775,000(a)	MUFG Bank Ltd., 3.327% (3 Month USD LIBOR + 65 bps), 2/22/19	2,776,720
1,500,000(a)	Nordea Bank Abp, 3.026% (3 Month USD LIBOR + 38 bps), 2/21/19	1,500,690
1,135,000(a)	Swedbank AB, 3.009% (3 Month USD LIBOR + 32 bps), 8/24/20	1,133,537
		$11,628,021
	COMMERCIAL PAPER - 0.4%
5,640,000	Eni Finance USA, Inc., 2.855%, 2/1/19	$5,625,928
5,610,000	National Grid Plc, 2.813%, 1/14/19	5,603,922
8,460,000	PPL Capital Funding, Inc., 2.811%, 1/14/19	8,450,834
5,600,000	UDR, Inc., 2.811%, 1/8/19	5,596,635
		$25,277,319
	REPURCHASE AGREEMENTS - 1.1%
7,840,000	$7,840,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 2.99%, dated 12/31/18 plus accrued interest on 1/2/19 collateralized by $7,996,800 Government National Mortgage Association, 4.0%, 12/20/47	$7,840,000
14,400,000	$14,400,000 RBC Capital Markets LLC, 3.0%, dated 12/31/18 plus accrued interest on 1/2/19	14,400,000
	collateralized by the following:
	$8,875,825 Federal National Mortgage Association, 3.0%, 3/1/36
	$5,814,624 Government National Mortgage Association, 4.0%, 11/20/48
15,420,000	$15,420,000 ScotiaBank, 2.92%, dated 12/31/18 plus accrued interest on 1/2/19	15,420,000
	collateralized by the following:
	$1,593,081 Freddie Mac Giant, 3.5% - 4.5%, 2/1/48 - 12/1/48
	$14,137,871 Government National Mortgage Association, 3.0% - 4.5%, 11/1/48 - 12/1/48.
14,445,000	$14,445,000 TD Securities USA LLC, 2.97%, dated 12/31/18 plus accrued interest on 1/2/19	14,445,000
	collateralized by $14,733,900 Freddie Mac Giant, 3.5%, 7/1/48

Principal
Amount
USD ($)		Value
	REPURCHASE AGREEMENTS - (continued)
13,275,000	$13,275,000 TD Securities USA LLC, 2.99%, dated 12/31/18 plus accrued interest on 1/2/19	$13,275,000
	collateralized by $13,540,500 Freddie Mac Giant, 3.5%, 7/1/48
		$65,380,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $102,294,273)	$102,285,340
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.6%
	(Cost $5,812,808,360)	$5,773,716,682
	OTHER ASSETS AND LIABILITIES - 0.4%	$24,868,174
	NET ASSETS - 100.0%	$5,798,584,856

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2018, the value of these securities amounted to $3,126,657,720, or 53.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2018.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2018.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2018.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Rate to be determined.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	This term loan will settle after December 31, 2018, at which time the interest rate will be determined.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of December 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$2,308,740,469	$--	$2,308,740,469
Collateralized Mortgage Obligations	–	1,444,993,598	–	1,444,993,598
Corporate Bonds	–	1,032,846,494	–	1,032,846,494
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - U.S.	–	39,416,920	2,028,400	41,445,320
Multiperil - Worldwide	–	14,273,995	4,024,986	18,298,981
Collateralized Reinsurance
Earthquakes - California	–	–	6,124,200	6,124,200
Hurricane – U.S.	--	--	58,760	58,760
Multiperil - Massachusetts	–	–	3,976,714	3,976,714
Multiperil - U.S.	–	–	229,800	229,800
Multiperil - U.S. Regional	–	–	4,527,769	4,527,769
Multiperil - Worldwide	–	–	9,665,538	9,665,538
Windstorm - Florida	–	–	3,346,606	3,346,606
Windstorm - U.S. Regional	–	–	6,595,503	6,595,503
Industry Loss Warranties
Multiperil - U.S.	–	–	7,723,504	7,723,504
Reinsurance Sidecars
Multiperil - U.S.	–	–	8,110,515	8,110,515
Multiperil - Worldwide	–	–	44,557,808	44,557,808
All Other Insurance-Linked Securities	–	73,698,235	--	73,698,235
Municipal Bond	–	267,024	–	267,024
Senior Secured Floating Rate Loan Interests	–	322,775,190	–	322,775,190
U.S. Government and Agency Obligations	–	333,449,314	--	333,449,314
Certificates of Deposit	–	11,628,021	–	11,628,021
Commercial Paper	–	25,277,319	–	25,277,319
Repurchase Agreements	–	65,380,000	–	65,380,000
Total Investments in Securities	$–	$5,672,746,579	$100,970,103	$5,773,716,682

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance Linked Securities
Balance as of 3/31/18	$75,884,496 (a)
Realized gain (loss)	(308,731)
Change in unrealized appreciation (depreciation)	(2,582,262)
Accrued discounts/premiums	(55,079)
Purchases	56,697,400
Sales	(28,665,721)
Transfers in to Level 3*	–
Transfers out of Level 3*	–
Balance as of 12/31/18	$100,970,103

(a)	Securities were classified as Corporate Bonds on March 31, 2018 financial statements.
*	Transfers are calculated on the beginning of period value. For the nine months ended December 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2018: $(3,100,542).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date March 1, 2019

By (Signature and Title)* /s/ Mark E. Bradley
                                       Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date March 1, 2019

* Print the name and title of each signing officer under his or her signature.